UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

Calvert VP S&P 500 Index Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
31	Board of Directors' Contract Approval
34	Officers and Directors
35	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	2.46%	13.98%	13.00%	9.79%

S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%

% Total Annual Operating Expense Ratios[3]
Gross						0.40%
Net						0.28

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	25.2%	Apple, Inc.	3.8%
Health Care	13.6%	Microsoft Corp.	3.2%
Financials	13.4%	Amazon.com, Inc.	2.9%
Consumer Discretionary	12.6%	Facebook, Inc., Class A	2.0%
Industrials	9.3%	Berkshire Hathaway, Inc., Class B	1.5%
Consumer Staples	6.7%	JPMorgan Chase & Co.	1.5%
Energy	6.2%	Exxon Mobil Corp.	1.5%
Utilities	2.9%	Alphabet, Inc., Class C	1.4%
Real Estate	2.8%	Alphabet, Inc., Class A	1.4%
Materials	2.5%	Johnson & Johnson	1.4%
Telecommunication Services	1.9%	Total	20.6%
Time Deposit	1.5%
Exchange-Traded Funds	0.8%
U.S. Treasury Obligations	0.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
	$1,000.00	$1,024.60	$1.41**	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.41	$1.40**	0.28%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.6%
Arconic, Inc.	8,087	137,560
Boeing Co. (The)	10,316	3,461,121
General Dynamics Corp.	5,174	964,485
Harris Corp.	2,260	326,660
Huntington Ingalls Industries, Inc.	864	187,307
L3 Technologies, Inc.	1,489	286,365
Lockheed Martin Corp.	4,653	1,374,636
Northrop Grumman Corp.	3,314	1,019,718
Raytheon Co.	5,380	1,039,308
Rockwell Collins, Inc.	3,121	420,336
Textron, Inc.	4,983	328,430
TransDigm Group, Inc. (1)	924	318,909
United Technologies Corp.	13,936	1,742,418
		11,607,253

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,660	222,536
Expeditors International of Washington, Inc.	3,361	245,689
FedEx Corp.	4,604	1,045,384
United Parcel Service, Inc., Class B	12,915	1,371,960
		2,885,569

Airlines - 0.4%
Alaska Air Group, Inc.	2,341	141,373
American Airlines Group, Inc. (1)	8,016	304,287
Delta Air Lines, Inc.	12,380	613,305
Southwest Airlines Co.	10,296	523,861
United Continental Holdings, Inc. (2)	4,606	321,176
		1,904,002

Auto Components - 0.2%
Aptiv plc	5,060	463,648
BorgWarner, Inc.	3,767	162,584
Goodyear Tire & Rubber Co. (The)	5,094	118,639
		744,871

Automobiles - 0.4%
Ford Motor Co.	74,285	822,335
General Motors Co.	24,037	947,058
Harley-Davidson, Inc.	3,206	134,908
		1,904,301

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 5.9%
Bank of America Corp.	177,632	5,007,446
BB&T Corp.	14,797	746,361
Citigroup, Inc.	48,099	3,218,785
Citizens Financial Group, Inc.	9,276	360,836
Comerica, Inc.	3,290	299,127
Fifth Third Bancorp	13,207	379,041
Huntington Bancshares, Inc.	20,983	309,709
JPMorgan Chase & Co.	64,303	6,700,373
KeyCorp	20,191	394,532
M&T Bank Corp.	2,720	462,808
People's United Financial, Inc.	6,516	117,874
PNC Financial Services Group, Inc. (The)	8,793	1,187,934
Regions Financial Corp.	21,368	379,923
SunTrust Banks, Inc.	8,914	588,502
SVB Financial Group (2)	1,006	290,493
U.S. Bancorp	29,224	1,461,785
Wells Fargo & Co.	82,614	4,580,120
Zions Bancorporation	3,741	197,113
		26,682,762

Beverages - 1.7%
Brown-Forman Corp., Class B	4,979	244,020
Coca-Cola Co. (The)	72,229	3,167,964
Constellation Brands, Inc., Class A	3,147	688,784
Molson Coors Brewing Co., Class B	3,520	239,501
Monster Beverage Corp. (2)	7,871	451,008
PepsiCo, Inc.	26,763	2,913,688
		7,704,965

Biotechnology - 2.4%
AbbVie, Inc.	28,584	2,648,308
Alexion Pharmaceuticals, Inc. (2)	4,220	523,913
Amgen, Inc.	12,569	2,320,112
Biogen, Inc. (2)	3,952	1,147,028
Celgene Corp. (2)	13,239	1,051,441
Gilead Sciences, Inc.	24,353	1,725,167
Incyte Corp. (1)(2)	3,344	224,048
Regeneron Pharmaceuticals, Inc. (2)	1,470	507,135
Vertex Pharmaceuticals, Inc. (2)	4,833	821,417
		10,968,569

Building Products - 0.3%
A.O. Smith Corp.	2,717	160,711
Allegion plc (1)	1,812	140,176

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fortune Brands Home & Security, Inc.	2,892	155,271
Johnson Controls International plc	17,629	589,690
Masco Corp.	5,966	223,248
		1,269,096

Capital Markets - 2.9%
Affiliated Managers Group, Inc.	1,037	154,171
Ameriprise Financial, Inc.	2,785	389,566
Bank of New York Mellon Corp. (The)	18,929	1,020,841
BlackRock, Inc.	2,310	1,152,782
Cboe Global Markets, Inc.	2,145	223,230
Charles Schwab Corp. (The)	22,490	1,149,239
CME Group, Inc.	6,378	1,045,482
E*Trade Financial Corp. (2)	5,070	310,081
Franklin Resources, Inc.	6,196	198,582
Goldman Sachs Group, Inc. (The)	6,579	1,451,130
Intercontinental Exchange, Inc.	10,849	797,944
Invesco Ltd.	7,750	205,840
Moody's Corp.	3,165	539,822
Morgan Stanley	25,530	1,210,122
MSCI, Inc.	1,712	283,216
Nasdaq, Inc.	2,219	202,528
Northern Trust Corp.	4,050	416,705
Raymond James Financial, Inc.	2,473	220,963
S&P Global, Inc.	4,707	959,710
State Street Corp.	6,998	651,444
T. Rowe Price Group, Inc.	4,656	540,515
		13,123,913

Chemicals - 1.8%
Air Products & Chemicals, Inc.	4,168	649,083
Albemarle Corp. (1)	2,110	199,036
CF Industries Holdings, Inc.	4,440	197,136
DowDuPont, Inc.	43,772	2,885,450
Eastman Chemical Co.	2,721	271,991
Ecolab, Inc.	4,949	694,493
FMC Corp.	2,557	228,110
International Flavors & Fragrances, Inc.	1,502	186,188
LyondellBasell Industries NV, Class A	6,159	676,566
Mosaic Co. (The)	6,673	187,178
PPG Industries, Inc.	4,670	484,419
Praxair, Inc.	5,466	864,448
Sherwin-Williams Co. (The)	1,575	641,923
		8,166,021

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,642	303,885
Copart, Inc. (2)	3,900	220,584
Republic Services, Inc.	4,287	293,059
Stericycle, Inc. (2)	1,765	115,237
Waste Management, Inc.	7,595	617,777
		1,550,542

Communications Equipment - 1.0%
Cisco Systems, Inc.	88,591	3,812,071
F5 Networks, Inc. (2)	1,177	202,974
Juniper Networks, Inc.	6,539	179,299
Motorola Solutions, Inc.	3,084	358,885
		4,553,229

Construction & Engineering - 0.1%
Fluor Corp.	2,663	129,901
Jacobs Engineering Group, Inc.	2,292	145,519
Quanta Services, Inc. (2)	2,927	97,762
		373,182

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (1)	1,195	266,880
Vulcan Materials Co. (1)	2,522	325,489
		592,369

Consumer Finance - 0.7%
American Express Co.	13,375	1,310,750
Capital One Financial Corp.	9,257	850,718
Discover Financial Services	6,536	460,200
Synchrony Financial	13,603	454,068
		3,075,736

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,674	170,915
Ball Corp.	6,663	236,870
International Paper Co.	7,860	409,349
Packaging Corp. of America	1,800	201,222
Sealed Air Corp. (1)	3,186	135,246
WestRock Co.	4,856	276,889
		1,430,491

Distributors - 0.1%
Genuine Parts Co.	2,793	256,369
LKQ Corp. (2)	5,893	187,987
		444,356

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 0.0% (3)
H&R Block, Inc. (1)	3,979	90,642

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (2)	36,324	6,779,875
Jefferies Financial Group, Inc.	5,968	135,712
		6,915,587

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	136,975	4,398,267
CenturyLink, Inc. (1)	18,517	345,157
Verizon Communications, Inc.	77,835	3,915,879
		8,659,303

Electric Utilities - 1.8%
Alliant Energy Corp.	4,404	186,377
American Electric Power Co., Inc.	9,365	648,526
Duke Energy Corp.	13,326	1,053,820
Edison International	6,202	392,401
Entergy Corp.	3,441	277,998
Evergy, Inc.	5,000	280,750
Eversource Energy	6,032	353,536
Exelon Corp.	18,370	782,562
FirstEnergy Corp. (1)	8,510	305,594
NextEra Energy, Inc.	8,830	1,474,875
PG&E Corp.	9,803	417,216
Pinnacle West Capital Corp.	2,128	171,432
PPL Corp. (1)	13,211	377,174
Southern Co. (The)	19,191	888,735
Xcel Energy, Inc.	9,671	441,771
		8,052,767

Electrical Equipment - 0.5%
AMETEK, Inc.	4,404	317,793
Eaton Corp. plc	8,379	626,247
Emerson Electric Co.	11,801	815,921
Rockwell Automation, Inc.	2,432	404,271
		2,164,232

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,815	506,777
Corning, Inc.	15,552	427,835
FLIR Systems, Inc.	2,866	148,946
IPG Photonics Corp. (2)	704	155,324
TE Connectivity Ltd.	6,685	602,051
		1,840,933

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	8,044	265,693
Halliburton Co.	16,609	748,402
Helmerich & Payne, Inc.	2,246	143,205
National Oilwell Varco, Inc.	7,234	313,956
Schlumberger Ltd.	25,943	1,738,959
TechnipFMC plc	8,346	264,902
		3,475,117

Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	1,927	243,130
American Tower Corp.	8,272	1,192,574
Apartment Investment & Management Co., Class A	2,947	124,658
AvalonBay Communities, Inc.	2,628	451,727
Boston Properties, Inc.	2,938	368,484
Crown Castle International Corp.	7,893	851,023
Digital Realty Trust, Inc.	3,911	436,389
Duke Realty Corp. (1)	6,687	194,124
Equinix, Inc.	1,508	648,274
Equity Residential	7,008	446,340
Essex Property Trust, Inc.	1,257	300,511
Extra Space Storage, Inc.	2,399	239,444
Federal Realty Investment Trust	1,393	176,284
GGP, Inc.	11,847	242,034
HCP, Inc.	8,950	231,089
Host Hotels & Resorts, Inc.	13,974	294,432
Iron Mountain, Inc. (1)	5,271	184,538
Kimco Realty Corp.	7,958	135,206
Macerich Co. (The) (1)	2,033	115,535
Mid-America Apartment Communities, Inc.	2,131	214,528
Prologis, Inc.	10,147	666,556
Public Storage	2,852	647,005
Realty Income Corp.	5,410	291,004
Regency Centers Corp.	2,828	175,562
SBA Communications Corp. (2)	2,218	366,236
Simon Property Group, Inc.	5,800	987,102
SL Green Realty Corp.	1,719	172,811
UDR, Inc.	5,105	191,642
Ventas, Inc.	6,780	386,121
Vornado Realty Trust	3,291	243,271
Welltower, Inc.	7,050	441,965
Weyerhaeuser Co.	14,376	524,149
		12,183,748

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	8,215	1,716,771
Kroger Co. (The)	15,302	435,342

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sysco Corp.	9,140	624,171
Walgreens Boots Alliance, Inc.	16,218	973,323
Walmart, Inc.	27,311	2,339,187
		6,088,794

Food Products - 1.1%
Archer-Daniels-Midland Co.	10,646	487,906
Campbell Soup Co. (1)	3,662	148,457
Conagra Brands, Inc.	7,627	272,513
General Mills, Inc.	10,832	479,424
Hershey Co. (The)	2,682	249,587
Hormel Foods Corp. (1)	5,141	191,297
J. M. Smucker Co. (The)	2,162	232,372
Kellogg Co. (1)	4,739	331,114
Kraft Heinz Co. (The) (1)	11,369	714,201
McCormick & Co., Inc. (1)	2,305	267,587
Mondelez International, Inc., Class A	27,627	1,132,707
Tyson Foods, Inc., Class A	5,665	390,035
		4,897,200

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	33,111	2,019,440
ABIOMED, Inc. (2)	800	327,240
Align Technology, Inc. (2)	1,373	469,758
Baxter International, Inc.	9,227	681,322
Becton Dickinson and Co.	5,068	1,214,090
Boston Scientific Corp. (2)	26,172	855,824
Cooper Cos., Inc. (The)	935	220,146
Danaher Corp.	11,514	1,136,202
DENTSPLY SIRONA, Inc.	4,372	191,362
Edwards Lifesciences Corp. (2)	3,998	581,989
Hologic, Inc. (2)	5,113	203,242
IDEXX Laboratories, Inc. (2)	1,658	361,345
Intuitive Surgical, Inc. (2)	2,138	1,022,990
Medtronic plc	25,574	2,189,390
ResMed, Inc.	2,721	281,841
Stryker Corp.	6,020	1,016,537
Varian Medical Systems, Inc. (2)	1,738	197,645
Zimmer Holdings, Inc.	3,867	430,939
		13,401,302

Health Care Providers & Services - 3.1%
Aetna, Inc.	6,126	1,124,121
AmerisourceBergen Corp.	3,094	263,825
Anthem, Inc.	4,780	1,137,783
Cardinal Health, Inc.	5,991	292,540
Centene Corp. (2)	3,753	462,407

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cigna Corp.	4,623	785,679
CVS Health Corp.	19,041	1,225,288
DaVita, Inc. (2)	2,615	181,586
Envision Healthcare Corp. (1)(2)	2,303	101,355
Express Scripts Holding Co. (2)	10,521	812,326
HCA Healthcare, Inc.	5,328	546,653
Henry Schein, Inc. (1)(2)	2,926	212,545
Humana, Inc.	2,621	780,088
Laboratory Corp. of America Holdings (2)	1,940	348,288
McKesson Corp.	3,784	504,786
Quest Diagnostics, Inc.	2,582	283,865
UnitedHealth Group, Inc.	18,102	4,441,145
Universal Health Services, Inc., Class B	1,656	184,545
		13,688,825

Health Care Technology - 0.1%
Cerner Corp. (2)	6,015	359,637

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	7,728	442,892
Chipotle Mexican Grill, Inc. (2)	468	201,881
Darden Restaurants, Inc.	2,352	251,805
Hilton Worldwide Holdings, Inc.	5,390	426,672
Marriott International, Inc., Class A	5,559	703,770
McDonald's Corp.	14,821	2,322,303
MGM Resorts International	9,703	281,678
Norwegian Cruise Line Holdings Ltd. (2)	3,872	182,952
Royal Caribbean Cruises Ltd.	3,255	337,218
Starbucks Corp.	25,847	1,262,626
Wynn Resorts Ltd.	1,610	269,417
Yum! Brands, Inc.	6,054	473,544
		7,156,758

Household Durables - 0.4%
D.R. Horton, Inc.	6,512	266,992
Garmin Ltd.	2,106	128,466
Leggett & Platt, Inc. (1)	2,459	109,770
Lennar Corp., Class A	5,198	272,895
Mohawk Industries, Inc. (2)	1,204	257,981
Newell Brands, Inc. (1)	9,236	238,196
PulteGroup, Inc.	5,017	144,239
Whirlpool Corp.	1,209	176,792
		1,595,331

Household Products - 1.3%
Church & Dwight Co., Inc.	4,644	246,875
Clorox Co. (The) (1)	2,463	333,121

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Colgate-Palmolive Co.	16,338	1,058,866
Kimberly-Clark Corp.	6,676	703,250
Procter & Gamble Co. (The)	47,369	3,697,624
		6,039,736

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,573	168,604
NRG Energy, Inc.	5,744	176,341
		344,945

Industrial Conglomerates - 1.6%
3M Co.	11,120	2,187,526
General Electric Co.	163,972	2,231,659
Honeywell International, Inc.	13,990	2,015,260
Roper Technologies, Inc.	1,957	539,956
		6,974,401

Insurance - 2.3%
Aflac, Inc.	14,835	638,202
Allstate Corp. (The)	6,747	615,799
American International Group, Inc.	16,813	891,425
Aon plc	4,686	642,779
Arthur J. Gallagher & Co.	3,454	225,477
Assurant, Inc.	1,091	112,907
Brighthouse Financial, Inc. (2)	2,259	90,518
Chubb Ltd.	8,834	1,122,095
Cincinnati Financial Corp.	2,841	189,949
Everest Re Group Ltd.	768	177,009
Hartford Financial Services Group, Inc. (The)	6,795	347,428
Lincoln National Corp.	4,155	258,649
Loews Corp.	5,133	247,821
Marsh & McLennan Cos., Inc.	9,663	792,076
MetLife, Inc.	19,039	830,100
Principal Financial Group, Inc.	5,128	271,528
Progressive Corp. (The)	11,084	655,618
Prudential Financial, Inc.	7,866	735,550
Torchmark Corp.	1,978	161,029
Travelers Cos., Inc. (The)	5,167	632,131
Unum Group	4,212	155,802
Willis Towers Watson plc	2,515	381,274
XL Group Ltd.	4,890	273,595
		10,448,761

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (2)	7,601	12,920,180
Booking Holdings, Inc. (2)	902	1,828,435
Expedia Group, Inc.	2,329	279,922

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Netflix, Inc. (2)	8,205	3,211,683
TripAdvisor, Inc. (1)(2)	2,242	124,902
		18,365,122

Internet Software & Services - 5.2%
Akamai Technologies, Inc. (2)	3,237	237,045
Alphabet, Inc., Class A (2)	5,626	6,352,823
Alphabet, Inc., Class C (2)	5,718	6,379,287
eBay, Inc. (2)	17,314	627,806
Facebook, Inc., Class A (2)	45,275	8,797,838
Twitter, Inc. (2)	12,000	524,040
VeriSign, Inc. (2)	1,830	251,478
		23,170,317

IT Services - 4.4%
Accenture plc, Class A	12,045	1,970,442
Alliance Data Systems Corp.	903	210,580
Automatic Data Processing, Inc.	8,251	1,106,789
Broadridge Financial Solutions, Inc.	2,209	254,256
Cognizant Technology Solutions Corp., Class A	10,974	866,836
DXC Technology Co.	5,430	437,712
Fidelity National Information Services, Inc.	6,304	668,413
Fiserv, Inc. (2)	7,866	582,792
FleetCor Technologies, Inc. (2)	1,700	358,105
Gartner, Inc. (1)(2)	1,735	230,582
Global Payments, Inc.	3,029	337,703
International Business Machines Corp.	15,990	2,233,803
MasterCard, Inc., Class A	17,293	3,398,420
Paychex, Inc.	6,085	415,910
PayPal Holdings, Inc. (2)	20,905	1,740,759
Total System Services, Inc.	3,148	266,069
Visa, Inc., Class A (1)	33,647	4,456,545
Western Union Co. (The) (1)	8,629	175,428
		19,711,144

Leisure Products - 0.1%
Hasbro, Inc.	2,129	196,528
Mattel, Inc. (1)	7,108	116,713
		313,241

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6,143	379,883
Illumina, Inc. (2)	2,798	781,453
IQVIA Holdings, Inc. (2)	3,075	306,946
Mettler-Toledo International, Inc. (2)	485	280,636
PerkinElmer, Inc. (1)	2,103	154,003

14 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Thermo Fisher Scientific, Inc.	7,535	1,560,800
Waters Corp. (2)	1,500	290,385
		3,754,106

Machinery - 1.4%
Caterpillar, Inc.	11,198	1,519,233
Cummins, Inc.	2,965	394,345
Deere & Co.	6,163	861,588
Dover Corp.	2,940	215,208
Flowserve Corp. (1)	2,701	109,120
Fortive Corp.	5,830	449,551
Illinois Tool Works, Inc.	5,710	791,063
Ingersoll-Rand plc	4,756	426,756
PACCAR, Inc.	6,700	415,132
Parker-Hannifin Corp.	2,533	394,768
Pentair plc	3,153	132,678
Snap-on, Inc. (1)	1,080	173,578
Stanley Black & Decker, Inc.	2,919	387,672
Xylem, Inc.	3,424	230,709
		6,501,401

Media - 2.2%
CBS Corp., Class B	6,570	369,365
Charter Communications, Inc., Class A (2)	3,469	1,017,146
Comcast Corp., Class A	86,620	2,842,002
Discovery, Inc., Class A (1)(2)	2,923	80,383
Discovery, Inc., Class C (2)	5,813	148,232
DISH Network Corp., Class A (2)	4,713	158,404
Interpublic Group of Cos., Inc. (The)	7,221	169,260
News Corp., Class A	7,920	122,760
News Corp., Class B	2,023	32,065
Omnicom Group, Inc. (1)	4,383	334,291
Twenty-First Century Fox, Inc., Class A	20,063	996,930
Twenty-First Century Fox, Inc., Class B	8,360	411,897
Viacom, Inc., Class B	6,736	203,158
Walt Disney Co. (The)	28,046	2,939,501
		9,825,394

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	25,631	442,391
Newmont Mining Corp.	10,155	382,945
Nucor Corp.	6,052	378,250
		1,203,586

Multi-Utilities - 0.9%
Ameren Corp.	4,619	281,066
CenterPoint Energy, Inc.	8,225	227,915

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CMS Energy Corp.	5,376	254,177
Consolidated Edison, Inc.	5,909	460,784
Dominion Energy, Inc.	12,402	845,568
DTE Energy Co.	3,415	353,896
NiSource, Inc.	6,965	183,040
Public Service Enterprise Group, Inc.	9,608	520,177
SCANA Corp.	2,949	113,596
Sempra Energy	4,860	564,295
WEC Energy Group, Inc. (1)	6,006	388,288
		4,192,802

Multiline Retail - 0.5%
Dollar General Corp.	4,911	484,225
Dollar Tree, Inc. (2)	4,513	383,605
Kohl's Corp.	3,200	233,280
Macy's, Inc.	5,802	217,169
Nordstrom, Inc. (1)	2,412	124,893
Target Corp.	9,985	760,058
		2,203,230

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	9,809	718,509
Andeavor	2,693	353,268
Apache Corp. (1)	7,261	339,452
Cabot Oil & Gas Corp.	8,771	208,750
Chevron Corp.	35,998	4,551,227
Cimarex Energy Co.	1,817	184,862
Concho Resources, Inc. (1)(2)	2,838	392,637
ConocoPhillips	21,915	1,525,722
Devon Energy Corp.	10,014	440,216
EOG Resources, Inc.	10,842	1,349,070
EQT Corp. (1)	4,660	257,139
Exxon Mobil Corp.	79,756	6,598,214
Hess Corp.	5,098	341,005
HollyFrontier Corp.	3,307	226,298
Kinder Morgan, Inc.	36,114	638,134
Marathon Oil Corp.	16,174	337,390
Marathon Petroleum Corp.	8,651	606,954
Newfield Exploration Co. (2)	4,119	124,600
Noble Energy, Inc.	9,369	330,538
Occidental Petroleum Corp.	14,343	1,200,222
ONEOK, Inc.	7,817	545,861
Phillips 66	7,992	897,582
Pioneer Natural Resources Co.	3,242	613,516
Valero Energy Corp.	8,071	894,509
Williams Cos., Inc. (The)	15,748	426,928
		24,102,603

16 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.2%
Coty, Inc., Class A	8,988	126,731
Estee Lauder Cos., Inc. (The), Class A	4,275	610,000
		736,731

Pharmaceuticals - 4.2%
Allergan plc	6,398	1,066,674
Bristol-Myers Squibb Co.	30,614	1,694,179
Eli Lilly & Co.	17,890	1,526,554
Johnson & Johnson	50,525	6,130,703
Merck & Co., Inc.	50,743	3,080,100
Mylan NV (2)	9,799	354,136
Nektar Therapeutics (1)(2)	3,063	149,566
Perrigo Co. plc (1)	2,412	175,859
Pfizer, Inc.	110,192	3,997,766
Zoetis, Inc.	9,063	772,077
		18,947,614

Professional Services - 0.3%
Equifax, Inc.	2,286	286,001
IHS Markit Ltd. (2)	6,891	355,507
Nielsen Holdings plc	6,382	197,395
Robert Half International, Inc.	2,365	153,962
Verisk Analytics, Inc. (2)	2,953	317,861
		1,310,726

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (2)	5,752	274,600

Road & Rail - 1.0%
CSX Corp.	16,395	1,045,673
JB Hunt Transport Services, Inc.	1,630	198,126
Kansas City Southern	1,962	207,894
Norfolk Southern Corp.	5,292	798,404
Union Pacific Corp.	14,646	2,075,045
		4,325,142

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (1)(2)	15,680	235,043
Analog Devices, Inc.	7,039	675,181
Applied Materials, Inc.	18,880	872,067
Broadcom, Inc.	7,583	1,839,939
Intel Corp.	87,784	4,363,743
KLA-Tencor Corp.	2,981	305,642
Lam Research Corp.	3,102	536,181
Microchip Technology, Inc.	4,461	405,728
Micron Technology, Inc. (2)	21,722	1,139,102

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NVIDIA Corp.	11,449	2,712,268
Qorvo, Inc. (2)	2,408	193,049
QUALCOMM, Inc.	27,769	1,558,396
Skyworks Solutions, Inc.	3,474	335,762
Texas Instruments, Inc.	18,335	2,021,434
Xilinx, Inc.	4,850	316,511
		17,510,046

Software - 5.9%
Activision Blizzard, Inc.	14,441	1,102,137
Adobe Systems, Inc. (2)	9,299	2,267,189
ANSYS, Inc. (2)	1,597	278,166
Autodesk, Inc. (2)	4,193	549,660
CA, Inc.	5,952	212,189
Cadence Design Systems, Inc. (2)	5,385	233,224
Citrix Systems, Inc. (2)	2,462	258,116
Electronic Arts, Inc. (2)	5,839	823,416
Intuit, Inc.	4,631	946,137
Microsoft Corp.	145,104	14,308,705
Oracle Corp.	56,256	2,478,639
Red Hat, Inc. (2)	3,369	452,693
Salesforce.com, Inc. (2)	13,197	1,800,071
Symantec Corp.	11,802	243,711
Synopsys, Inc. (2)	2,831	242,249
Take-Two Interactive Software, Inc. (2)	2,178	257,788
		26,454,090

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,408	191,066
AutoZone, Inc. (2)	519	348,213
Best Buy Co., Inc.	4,594	342,621
CarMax, Inc. (1)(2)	3,443	250,891
Foot Locker, Inc.	2,314	121,832
Gap, Inc. (The)	4,154	134,548
Home Depot, Inc. (The)	21,730	4,239,523
L Brands, Inc.	4,675	172,414
Lowe's Cos., Inc.	15,396	1,471,396
O'Reilly Automotive, Inc. (2)	1,534	419,656
Ross Stores, Inc.	7,274	616,472
Tiffany & Co.	1,940	255,304
TJX Cos., Inc. (The)	11,745	1,117,889
Tractor Supply Co.	2,382	182,199
Ulta Beauty, Inc. (2)	1,103	257,506
		10,121,530

18 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	92,808	17,179,689
Hewlett Packard Enterprise Co.	28,600	417,846
HP, Inc.	31,170	707,247
NetApp, Inc.	5,100	400,503
Seagate Technology plc	5,422	306,181
Western Digital Corp.	5,664	438,450
Xerox Corp.	4,415	105,960
		19,555,876

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (1)	6,857	150,991
Michael Kors Holdings Ltd. (2)	2,807	186,946
NIKE, Inc., Class B	24,024	1,914,232
PVH Corp.	1,464	219,190
Ralph Lauren Corp.	1,057	132,886
Tapestry, Inc.	5,423	253,309
Under Armour, Inc., Class A (1)(2)	3,534	79,444
Under Armour, Inc., Class C (1)(2)	3,507	73,928
VF Corp.	6,267	510,886
		3,521,812

Tobacco - 1.0%
Altria Group, Inc.	35,748	2,030,129
Philip Morris International, Inc.	29,355	2,370,123
		4,400,252

Trading Companies & Distributors - 0.2%
Fastenal Co. (1)	5,475	263,512
United Rentals, Inc. (2)	1,609	237,520
W.W. Grainger, Inc.	972	299,765
		800,797

Water Utilities - 0.1%
American Water Works Co., Inc.	3,399	290,207

Total Common Stocks (Cost $243,765,995)		434,951,615

EXCHANGE-TRADED FUNDS - 0.8%
SPDR S&P 500 ETF Trust	14,000	3,797,920

Total Exchange-Traded Funds (Cost $3,695,720)		3,797,920

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bills:
1.80%, 10/11/18 (4)	1,500,000	1,491,899
1.945%, 10/11/18 (4)	1,000,000	994,599

Total U.S. Treasury Obligations (Cost $2,486,839)		2,486,498

TIME DEPOSIT - 1.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	6,777,596	6,777,596

Total Time Deposit (Cost $6,777,596)		6,777,596

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	744,208	744,208

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $744,208)		744,208

TOTAL INVESTMENTS (Cost $257,470,358) - 100.1%		448,757,837
Other assets and liabilities, net - (0.1%)		(642,256)
NET ASSETS - 100.0%		448,115,581

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $14,017,570.
(2) Non-income producing security.
(3) Amount is less than 0.05%.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	21	Sep-18	$2,857,680	($66,413)
S&P 500 Index	10	Sep-18	6,804,000	(158,300)
Total Long				($224,713)

See notes to financial statements.

20 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $257,470,358) - including $14,017,570 of securities on loan	$448,757,837
Receivable for variation margin on open futures contracts	7,795
Receivable for investments sold	437,139
Receivable for capital shares sold	134,034
Dividends and interest receivable	379,976
Securities lending income receivable	2,020
Receivable from affiliate	38,120
Directors' deferred compensation plan	79,413
Other assets	5,613
Total assets	449,841,947

LIABILITIES
Payable for investments purchased	489,517
Payable for capital shares redeemed	100,204
Deposits for securities loaned	744,208
Payable to affiliates:
Investment advisory fee	67,530
Administrative fee	45,020
Directors' deferred compensation plan	79,413
Accrued expenses	200,474
Total liabilities	1,726,366
NET ASSETS	$448,115,581

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(30,000,000 shares of $0.10 par value authorized)	$197,715,085
Accumulated undistributed net investment income	12,417,300
Accumulated undistributed net realized gain	46,920,430
Net unrealized appreciation	191,062,766
Total	$448,115,581

NET ASSET VALUE PER SHARE (based on net assets of $448,115,581 and 3,097,796 shares outstanding)	$144.66
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income	$4,544,719
Interest income	28,232
Securities lending income, net	9,396
Total investment income	4,582,347

EXPENSES
Investment advisory fee	438,472
Administrative fee	292,315
Directors' fees and expenses	12,706
Custodian fees	37,350
Transfer agency fees and expenses	9,129
Accounting fees	50,792
Professional fees	25,989
Reports to shareholders	27,997
Licensing fees	48,338
Miscellaneous	43,691
Total expenses	986,779
Waiver and/or reimbursement of expenses by affiliate	(290,448)
Reimbursement of expenses-other	(4,508)
Net expenses	691,823
Net investment income	3,890,524

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	22,015,917
Futures contracts	950,398
22,966,315

Net change in unrealized appreciation (depreciation) on:
Investment securities	(15,027,322)
Futures contracts	(276,938)
(15,304,260)

Net realized and unrealized gain	7,662,055

Net increase in net assets resulting from operations	$11,552,579
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$3,890,524	$8,546,834
Net realized gain	22,966,315	33,377,808
Net change in unrealized appreciation (depreciation)	(15,304,260)	54,749,034
Net increase in net assets resulting from operations	11,552,579	96,673,676

Distributions to shareholders from:
Net investment income	—	(7,126,469)
Net realized gain	—	(18,479,600)
Total distributions to shareholders	—	(25,606,069)

Net decrease in net assets from capital share transactions	(78,541,706)	(37,644,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,989,127)	33,423,351

NET ASSETS
Beginning of period	515,104,708	481,681,357
End of period (including accumulated undistributed net investment income of $12,417,300 and $8,526,776, respectively)	$448,115,581	$515,104,708
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT VP S&P 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
			2017 (1)	2016 (1)		2015 (1)	2014	2013
Net asset value, beginning	$141.18		$122.44	$112.07		$113.07	$110.62	$86.62
Income from investment operations:
Net investment income	1.14		2.30	2.14		1.88	1.94	1.81
Net realized and unrealized gain (loss)	2.34		23.60	10.84		(0.74)	12.80	25.72
Total from investment operations	3.48		25.90	12.98		1.14	14.74	27.53
Distributions from:
Net investment income	—		(1.99)	(1.48)		(0.21)	(1.95)	(1.95)
Net realized gain	—		(5.17)	(1.13)		(1.93)	(10.34)	(1.58)
Total distributions	—		(7.16)	(2.61)		(2.14)	(12.29)	(3.53)
Total increase (decrease) in net asset value	3.48		18.74	10.37		(1.00)	2.45	24.00
Net asset value, ending	$144.66		$141.18	$122.44		$112.07	$113.07	$110.62
Total return (2)	2.46%	(3)	21.46%	11.58%		0.98%	13.21%	31.87%
Ratios to average net assets: (4)
Total expenses	0.41%	(5)	0.40%	0.48%		0.46%	0.46%	0.48%
Net expenses	0.28%	(5)	0.28%	0.40%		0.42%	0.42%	0.42%
Net investment income	1.60%	(5)	1.72%	1.84%		1.65%	1.59%	1.69%
Portfolio turnover	3%	(3)	5%	6%	(6)	4%	9%	11%
Net assets, ending (in thousands)	$448,116		$515,105	$481,681		$347,965	$361,482	$353,688

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) During the year ended December 31, 2016, the Fund incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

24 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP S&P 500 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in

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registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$434,951,615	(1)	$—	$—	$434,951,615
Exchange-Traded Funds	3,797,920		—	—	3,797,920
U.S. Treasury Obligations	—		2,486,498	—	2,486,498
Time Deposit	—		6,777,596	—	6,777,596
Short Term Investment of Cash Collateral for Securities Loaned	744,208		—	—	744,208
Total Investments	$439,493,743		$9,264,094	$—	$448,757,837

Liabilities
Futures Contracts(2)	$(224,713)		$—	$—	$(224,713)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations

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under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.18% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $438,472.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.28% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $257,252.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2018, CRM was paid administrative fees of $292,315, of which $33,196 were waived.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $159 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an

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asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $4,508, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $7,788 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $14,540,660 and $84,673,634, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $2,025,294 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $2,025,294 are long-term.
The Fund's use of net capital losses acquired from reorganizations, which amounted to $2,025,294 at December 31, 2017, may be limited under certain tax provisions.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$262,064,705
Gross unrealized appreciation	$193,563,601
Gross unrealized depreciation	(7,095,182)
Net unrealized appreciation (depreciation)	$186,468,419
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($224,713)	(1)

(1) Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

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	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$950,398	($276,938)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2018 was approximately $12,678,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower. At June 30, 2018, the total value of securities on loan was $14,017,570 and the total value of collateral received was $14,324,065, comprised of cash of $744,208 and U.S. Government and/or agencies securities of $13,579,857.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,324,065	$—	$—	$—	$14,324,065
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	46,322	$6,673,366	107,122	$14,199,241
Reinvestment of distributions	—	—	190,763	25,606,069
Shares redeemed	(596,983)	(85,215,072)	(583,560)	(77,449,566)
Net decrease	(550,661)	($78,541,706)	(285,675)	($37,644,256)
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 67.8% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P 500 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund outperformed the median of its performance universe for the one- and three-year periods ended September 30, 2017, performed at the median of its performance universe for the five-year period ended September 30, 2017, outperformed the median of its Lipper benchmark index for the one-year period ended September 30, 2017 and underperformed the median of its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 33

OFFICERS AND DIRECTORS

Officers of Calvert VP S&P 500 Index Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP S&P 500 Index Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

34 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 35

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CALVERT VP S&P 500 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24222 6.30.2018

Calvert VP Investment Grade Bond Index Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
23	Board of Directors’ Contract Approval
26	Officers and Directors
27	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Tina J. Udell, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	-1.77%	-0.63%	2.03%	3.53%
Class F at NAV	10/30/2015	03/31/2003	-1.89	-0.87	1.90	3.46

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-1.62%	-0.40%	2.27%	3.72%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.45%	1.21%
Net					0.32	0.57

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

U.S. Treasury Obligations	36.9%
U.S. Government Agency Mortgage-Backed Securities	27.8%
Corporate Bonds	27.1%
U.S. Government Agencies and Instrumentalities	4.0%
Commercial Mortgage-Backed Securities	2.0%
Taxable Municipal Obligations	0.7%
Sovereign Government Bonds	0.7%
Time Deposit	0.5%
Asset-Backed Securities	0.3%
Floating Rate Loans	0.0%	*
Total	100.0%

*Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$982.30	$1.57**	0.32%
Class F	$1,000.00	$981.10	$2.80**	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.21	$1.61**	0.32%
Class F	$1,000.00	$1,021.97	$2.86**	0.57%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.6%
United States Treasury Bonds:
2.50%, 2/15/45	1,000,000	911,055
3.00%, 5/15/42	1,000,000	1,004,922
3.00%, 5/15/47	1,000,000	1,002,070
3.125%, 11/15/41	1,000,000	1,026,523
3.125%, 8/15/44	1,600,000	1,640,625
3.75%, 11/15/43	1,045,000	1,186,728
3.875%, 8/15/40	1,000,000	1,149,648
4.375%, 5/15/41	1,200,000	1,480,781
6.25%, 8/15/23	1,000,000	1,167,168
8.00%, 11/15/21	1,000,000	1,171,484
8.125%, 5/15/21	1,000,000	1,151,387
United States Treasury Notes:
0.875%, 9/15/19	1,000,000	981,719
1.00%, 8/31/19	2,000,000	1,967,813
1.125%, 4/30/20	1,000,000	975,215
1.375%, 9/15/20	500,000	487,393
1.625%, 11/15/22	2,500,000	2,388,135
1.75%, 5/15/22	1,600,000	1,544,781
1.875%, 7/31/22	1,250,000	1,209,985
2.00%, 2/15/22	2,000,000	1,953,594
2.00%, 2/15/25	2,200,000	2,092,234
2.00%, 11/15/26	2,000,000	1,873,984
2.125%, 9/30/24	2,750,000	2,643,599
2.25%, 3/31/21	200,000	198,090
2.25%, 11/15/24	2,000,000	1,935,117
2.25%, 2/15/27	2,100,000	2,003,818
2.25%, 11/15/27	1,750,000	1,663,184
2.625%, 8/15/20	2,000,000	2,002,734
2.625%, 11/15/20	3,000,000	3,002,930
2.75%, 11/15/23	1,000,000	999,629
2.75%, 2/15/24	3,000,000	2,995,957
3.125%, 5/15/19	800,000	805,313
3.125%, 5/15/21	3,500,000	3,548,740
3.375%, 11/15/19	1,100,000	1,113,342
3.625%, 8/15/19	1,000,000	1,013,516
3.625%, 2/15/20	1,000,000	1,017,754
3.625%, 2/15/21	1,000,000	1,025,664

Total U.S. Treasury Obligations (Cost $54,478,694)		54,336,631

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 26.9%
Basic Materials - 1.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	111,929
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	95,217
Ecolab, Inc., 4.35%, 12/8/21	122,000	126,012
LYB International Finance BV, 5.25%, 7/15/43	100,000	104,089
Mosaic Co. (The), 5.625%, 11/15/43	400,000	403,994
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	204,654
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	305,395
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	507,245
		1,858,535

Communications - 4.5%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	110,862
Amazon.com, Inc., 2.50%, 11/29/22	200,000	194,238
AT&T, Inc.:
3.90%, 3/11/24	200,000	197,309
5.20%, 3/15/20	200,000	206,685
5.45%, 3/1/47	1,000,000	984,372
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	505,521
Comcast Corp., 3.125%, 7/15/22	100,000	98,170
Crown Castle Towers LLC, 4.883%, 8/15/40 (1)	300,000	307,834
Discovery Communications LLC, 5.05%, 6/1/20	200,000	206,695
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	95,925
4.45%, 1/15/43	200,000	189,336
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	979,091
Time Warner, Inc.:
4.00%, 1/15/22	290,000	293,076
4.875%, 3/15/20	100,000	102,615
4.90%, 6/15/42	200,000	184,552
5.375%, 10/15/41	100,000	98,195
Verizon Communications, Inc.:
4.862%, 8/21/46	600,000	575,044
5.15%, 9/15/23	300,000	320,044
Viacom, Inc., 3.875%, 4/1/24	100,000	96,835
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	966,911
		6,713,310

Consumer, Cyclical - 2.1%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	347,136
CVS Pass-Through Trust, 6.036%, 12/10/28	82,545	87,975
Ford Motor Co., 5.291%, 12/8/46	1,000,000	930,871
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	212,157
General Motors Co., 5.00%, 4/1/35	1,000,000	949,150

6 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Lowe's Cos., Inc., 3.875%, 9/15/23	100,000	102,887
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	96,544
6.50%, 8/15/37	250,000	333,025
		3,059,745

Consumer, Non-cyclical - 3.3%
AbbVie, Inc., 2.90%, 11/6/22	200,000	194,213
Amgen, Inc., 4.10%, 6/15/21	700,000	715,163
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	96,439
4.00%, 1/17/43	100,000	91,109
4.625%, 2/1/44	1,000,000	985,514
Cigna Corp., 4.00%, 2/15/22	400,000	405,810
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	74,055
Equifax, Inc., 3.30%, 12/15/22	450,000	440,770
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	100,227
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	99,156
Kroger Co. (The), 3.85%, 8/1/23	100,000	100,274
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	101,129
Life Technologies Corp., 6.00%, 3/1/20	100,000	104,272
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	100,906
PepsiCo, Inc., 2.75%, 3/5/22	100,000	98,781
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,041,155
Zoetis, Inc., 4.70%, 2/1/43	100,000	103,422
		4,852,395

Energy - 3.9%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	482,119
Chevron Corp., 3.191%, 6/24/23	100,000	99,514
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (1)	100,000	103,172
Colonial Pipeline Co., 6.58%, 8/28/32 (1)	100,000	125,033
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	308,606
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,079,181
Petroleos Mexicanos, 6.375%, 1/23/45	500,000	461,750
Shell International Finance BV:
2.25%, 1/6/23	200,000	191,582
4.125%, 5/11/35	1,350,000	1,371,011
4.55%, 8/12/43	100,000	105,963
Texas Eastern Transmission LP, 2.80%, 10/15/22 (1)	400,000	382,707
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,047,039
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	94,855
		5,852,532

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Financial - 6.4%
American International Group, Inc., 4.875%, 6/1/22	250,000	262,019
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (1)	800,000	828,756
Bank of America Corp., 4.125%, 1/22/24	300,000	305,048
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	199,696
4.30%, 5/15/43	1,000,000	1,008,866
Boston Properties LP, 3.85%, 2/1/23	100,000	100,576
Capital One Bank, 3.375%, 2/15/23	200,000	194,955
Citigroup, Inc., 5.50%, 9/13/25	80,000	85,037
Discover Financial Services, 3.85%, 11/21/22	200,000	199,281
ERP Operating LP, 4.625%, 12/15/21	100,000	103,692
Excalibur One 77B LLC, 1.492%, 1/1/25	25,110	23,946
General Electric Co., 4.625%, 1/7/21	100,000	103,112
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (1)	400,000	401,907
Goldman Sachs Group, Inc. (The):
2.625%, 1/31/19	200,000	199,869
4.00%, 3/3/24	500,000	500,533
5.375%, 3/15/20	150,000	155,325
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	105,781
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	299,552
3.375%, 5/1/23	700,000	683,912
4.50%, 1/24/22	400,000	413,864
Liberty Property LP, 3.375%, 6/15/23	350,000	343,107
MetLife, Inc., 4.875%, 11/13/43	100,000	105,773
Morgan Stanley:
4.10%, 5/22/23	500,000	502,291
5.00%, 11/24/25	150,000	155,685
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,070,578
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	245,330
Welltower, Inc., 5.25%, 1/15/22	800,000	839,260
		9,437,751

Industrial - 3.7%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (2)	540,000	595,350
Cummins, Inc., 4.875%, 10/1/43	100,000	108,426
Deere & Co., 6.55%, 10/1/28	250,000	308,961
GATX Corp., 4.85%, 6/1/21	900,000	933,365
General Electric Co., 4.50%, 3/11/44	100,000	98,186
Kennametal, Inc., 2.65%, 11/1/19	950,000	949,994
L3 Technologies, Inc., 4.75%, 7/15/20	800,000	830,307
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	148,418
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	637,688
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	503,031

8 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	313,708
United Technologies Corp., 4.50%, 6/1/42	100,000	98,962
		5,526,396

Technology - 1.0%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,055,034
CA, Inc., 5.375%, 12/1/19	200,000	205,370
International Business Machines Corp.:
2.90%, 11/1/21	100,000	99,222
3.625%, 2/12/24	100,000	100,988
NetApp, Inc., 3.25%, 12/15/22	100,000	97,697
		1,558,311

Utilities - 0.7%
PacifiCorp, 4.10%, 2/1/42	100,000	99,974
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	981,710
		1,081,684

Total Corporate Bonds (Cost $39,641,113)		39,940,659

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.6%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,523,223	1,484,459
3.00%, with maturity at 2043	1,047,698	1,023,933
3.50%, with various maturities to 2042	1,737,138	1,750,073
4.00%, with various maturities to 2048	1,542,517	1,578,357
4.50%, with various maturities to 2044	1,776,968	1,866,053
5.00%, with various maturities to 2040	1,210,038	1,292,798
6.00%, with various maturities to 2040	92,341	102,963
6.50%, with maturity at 2037	14,747	15,894
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,597,789	2,500,415
3.00%, with various maturities to 2046	7,845,760	7,654,926
3.499%, (1 yr. USD LIBOR + 1.749%), with maturity at 2038 (3)	285,874	300,538
3.50%, with various maturities to 2047	8,276,657	8,280,369
4.00%, with various maturities to 2047	5,558,133	5,681,604
4.50%, with various maturities to 2044	2,835,089	2,978,806
5.00%, with various maturities to 2034	160,137	171,174
5.50%, with various maturities to 2038	582,128	633,271
6.00%, with various maturities to 2038	565,594	627,715
6.50%, with various maturities to 2036	110,983	121,990
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,358,489	1,403,632
4.50%, with maturity at 2033	190,443	199,888
5.00%, with various maturities to 2039	656,347	705,130

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT’D
5.50%, with maturity at 2034	73,545	79,376
6.00%, with various maturities to 2038	480,390	533,347

Total U.S. Government Agency Mortgage-Backed Securities (Cost $41,688,836)		40,986,711

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.0%
Federal Home Loan Mortgage Corp.:
3.75%, 3/27/19	2,200,000	2,223,901
6.75%, 3/15/31	1,300,000	1,776,386
Federal National Mortgage Association, 2.00%, 1/5/22	2,000,000	1,950,264

Total U.S. Government Agencies and Instrumentalities (Cost $5,935,396)		5,950,551

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	436,713
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	658,480
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	612,417
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,244,450

Total Commercial Mortgage-Backed Securities (Cost $3,007,057)		2,952,060

SOVEREIGN GOVERNMENT BONDS - 0.7%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	524,375
Province of Ontario Canada, 2.45%, 6/29/22 (4)	400,000	390,165
Province of Quebec Canada, 2.625%, 2/13/23	75,000	73,512

Total Sovereign Government Bonds (Cost $971,706)		988,052

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%
General Obligations - 0.7%
New York, NY, 3.60%, 8/1/28	1,000,000	993,500

Total Taxable Municipal Obligations (Cost $990,282)		993,500

ASSET-BACKED SECURITIES - 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (1)	150,000	148,750
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (1)	19,713	19,349
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	250,702

Total Asset-Backed Securities (Cost $427,537)		418,801

10 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (5) - 0.0% (6)
Financial - 0.0% (6)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (7)(8)(9)	96,336	1,520

Total Floating Rate Loans (Cost $96,336)		1,520

TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	792,432	792,432

Total Time Deposit (Cost $792,432)		792,432

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	398,970	398,970

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $398,970)		398,970

TOTAL INVESTMENTS (Cost $148,428,359) - 99.6%		147,759,887
Other assets and liabilities, net - 0.4%		541,879
NET ASSETS - 100.0%		148,301,766

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,317,508, which represents 1.6% of the net assets of the Fund as of June 30, 2018.

(2) Security converts to floating rate after the indicated fixed-rate coupon period.
(3) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(4) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $386,263.
(5) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) Amount is less than 0.05%.
(7) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(8) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(9) Restricted security. Total market value of restricted securities amounts to $1,520, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $148,428,359) - including $386,263 of securities on loan	$147,759,887
Receivable for capital shares sold	50,185
Interest receivable	1,037,383
Securities lending income receivable	103
Receivable from affiliate	15,883
Directors' deferred compensation plan	25,226
Other assets	1,796
Total assets	148,890,463

LIABILITIES
Payable for capital shares redeemed	80,373
Deposits for securities loaned	398,970
Payable to affiliates:
Investment advisory fee	24,429
Administrative fee	14,657
Distribution and service fees	62
Directors' deferred compensation plan	25,226
Accrued expenses	44,980
Total liabilities	588,697
NET ASSETS	$148,301,766

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$143,965,335
Accumulated undistributed net investment income	6,500,168
Accumulated net realized loss	(1,495,265)
Net unrealized depreciation	(668,472)
Total	$148,301,766

NET ASSET VALUE PER SHARE
Class I (based on net assets of $147,999,497 and 2,742,934 shares outstanding)	$53.96
Class F (based on net assets of $302,269 and 5,649 shares outstanding)	$53.51

See notes to financial statements.

12 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$2,423,759
Securities lending income, net	1,513
Total investment income	2,425,272

EXPENSES
Investment advisory fee	156,884
Administrative fee	94,130
Distribution and service fees:
Class F	369
Directors' fees and expenses	4,219
Custodian fees	21,886
Transfer agency fees and expenses	6,174
Accounting fees	15,204
Professional fees	17,759
Reports to shareholders	13,891
Miscellaneous	8,397
Total expenses	338,913
Waiver and/or reimbursement of expenses by affiliate	(84,740)
Reimbursement of expenses-other	(1,489)
Net expenses	252,684
Net investment income	2,172,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss	(45,989)

Net change in unrealized appreciation (depreciation)	(5,157,914)

Net realized and unrealized loss	(5,203,903)

Net decrease in net assets resulting from operations	($3,031,315)
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$2,172,588	$4,335,022
Net realized gain (loss)	(45,989)	419,692
Net change in unrealized appreciation (depreciation)	(5,157,914)	959,291
Net increase (decrease) in net assets resulting from operations	(3,031,315)	5,714,005

Distributions to shareholders from:
Net investment income:
Class I shares	—	(4,625,022)
Class F shares	—	(11,611)
Total distributions to shareholders	—	(4,636,633)

Capital share transactions:
Class I shares	(15,625,778)	(849,688)
Class F shares	(185,639)	295,839
Net decrease in net assets from capital share transactions	(15,811,417)	(553,849)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,842,732)	523,523

NET ASSETS
Beginning of period	167,144,498	166,620,975
End of period (including accumulated undistributed net investment income of $6,500,168 and $4,327,580, respectively)	$148,301,766	$167,144,498
See notes to financial statements.

14 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2017 (1)	2016 (1)	2015 (1)	2014	2013
Net asset value, beginning	$54.93		$54.60	$54.84	$54.90	$53.11	$56.06
Income from investment operations:
Net investment income	0.74		1.44	1.33	1.19	1.19	1.03
Net realized and unrealized gain (loss)	(1.71)		0.46	0.08	(1.17)	1.96	(2.59)
Total from investment operations	(0.97)		1.90	1.41	0.02	3.15	(1.56)
Distributions from:
Net investment income	—		(1.57)	(1.65)	(0.08)	(1.36)	(1.31)
Net realized gain	—		—	—	—	—	(0.08)
Total distributions	—		(1.57)	(1.65)	(0.08)	(1.36)	(1.39)
Total increase (decrease) in net asset value	(0.97)		0.33	(0.24)	(0.06)	1.79	(2.95)
Net asset value, ending	$53.96		$54.93	$54.60	$54.84	$54.90	$53.11
Total return (2)	(1.77%)	(3)	3.49%	2.59%	0.04%	5.93%	(2.80%)
Ratios to average net assets: (4)
Total expenses	0.43%	(5)	0.45%	0.54%	0.52%	0.50%	0.50%
Net expenses	0.32%	(5)	0.32%	0.46%	0.52%	0.50%	0.50%
Net investment income	2.77%	(5)	2.60%	2.34%	2.16%	2.17%	1.84%
Portfolio turnover	4%	(3)	14%	10%	6%	24%	41%
Net assets, ending (in thousands)	$147,999		$166,650	$166,414	$190,437	$211,930	$199,633

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2015 (1)
CLASS F SHARES			2017	2016
Net asset value, beginning	$54.53		$54.36	$54.79	$55.33
Income from investment operations:
Net investment income (2)	0.67		1.30	1.19	0.19
Net realized and unrealized gain (loss)	(1.69)		0.44	0.09	(0.62)
Total from investment operations	(1.02)		1.74	1.28	(0.43)
Distributions from:
Net investment income	—		(1.57)	(1.71)	(0.11)
Total distributions	—		(1.57)	(1.71)	(0.11)
Total increase (decrease) in net asset value	(1.02)		0.17	(0.43)	(0.54)
Net asset value, ending	$53.51		$54.53	$54.36	$54.79
Total return (3)	(1.89%)	(4)	3.21%	2.36%	(0.78%)	(4)
Ratios to average net assets: (5)
Total expenses	0.68%	(6)	1.21%	3.18%	0.78%	(6)
Net expenses	0.57%	(6)	0.57%	0.71%	0.78%	(6)
Net investment income	2.51%	(6)	2.37%	2.09%	2.01%	(6)
Portfolio turnover	4%	(4)	14%	10%	6%	(4)
Net assets, ending (in thousands)	$302		$495	$206	$99

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

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Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$54,336,631	$—	$54,336,631
Corporate Bonds	—	39,940,659	—	39,940,659
U.S. Government Agency Mortgage-Backed Securities	—	40,986,711	—	40,986,711
U.S. Government Agencies and Instrumentalities	—	5,950,551	—	5,950,551
Commercial Mortgage-Backed Securities	—	2,952,060	—	2,952,060
Sovereign Government Bonds	—	988,052	—	988,052
Taxable Municipal Obligations	—	993,500	—	993,500
Asset-Backed Securities	—	418,801	—	418,801
Floating Rate Loans	—	—	1,520	1,520
Time Deposit	—	792,432	—	792,432
Short Term Investment of Cash Collateral for Securities Loaned	398,970	—	—	398,970
Total Investments	$398,970	$147,359,397	$1,520	$147,759,887

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the

18 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $156,884.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $74,488.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2018, CRM was paid administrative fees of $94,130 of which $10,252 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $369 for Class F shares.

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EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $100 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund's allocated portion of such expense and reimbursement was $1,489, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $4,264 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $3,294,327 and $5,793,611, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $2,724,639 and $12,226,139, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $955,537 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $524,049 are short-term and $431,488 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$148,922,098
Gross unrealized appreciation	$1,904,474
Gross unrealized depreciation	(3,066,685)
Net unrealized appreciation (depreciation)	($1,162,211)
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is

20 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan, including accrued interest, was $386,317 and the total value of collateral received was $398,970, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Sovereign Government Bonds	$398,970	$—	$—	$—	$398,970
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	79,641	$4,302,936	187,505	$10,343,746
Reinvestment of distributions	—	—	84,414	4,625,022
Shares redeemed	(370,739)	(19,928,714)	(285,677)	(15,818,456)
Net decrease	(291,098)	($15,625,778)	(13,758)	($849,688)

Class F
Shares sold	993	$52,874	7,078	$393,845
Reinvestment of distributions	—	—	213	11,611
Shares redeemed	(4,418)	(238,513)	(2,015)	(109,617)
Net increase (decrease)	(3,425)	($185,639)	5,276	$295,839
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 87.0% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe and Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Investment Grade Bond Index Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP Investment Grade Bond Index Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24232 6.30.2018

Calvert VP S&P MidCap 400 Index Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Directors’ Contract Approval
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	3.32%	13.17%	12.21%	10.22%
Class F at NAV	10/01/2007	05/03/1999	3.19	12.87	11.94	9.96

S&P MidCap 400 Index	—	—	3.49%	13.50%	12.68%	10.78%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.43%	0.64%
Net					0.30	0.55

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	15.9%	Teleflex, Inc.	0.7%
Information Technology	15.6%	Domino’s Pizza, Inc.	0.6%
Industrials	14.0%	Keysight Technologies, Inc.	0.6%
Consumer Discretionary	12.6%	WellCare Health Plans, Inc.	0.6%
Real Estate	9.3%	Steel Dynamics, Inc.	0.6%
Health Care	9.0%	PTC, Inc.	0.6%
Materials	6.8%	IDEX Corp.	0.6%
Energy	5.2%	Old Dominion Freight Line, Inc.	0.6%
Utilities	4.7%	Lamb Weston Holdings, Inc.	0.5%
Consumer Staples	3.4%	Jack Henry & Associates, Inc.	0.5%
Time Deposit	2.6%	Total	5.9%
Exchange-Traded Funds	0.5%
U.S. Treasury Obligations	0.3%
Telecommunication Services	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,033.20	$1.51**	0.30%
Class F	$1,000.00	$1,031.90	$2.77**	0.55%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.31	$1.51**	0.30%
Class F	$1,000.00	$1,022.07	$2.76**	0.55%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	13,126	1,562,257
Esterline Technologies Corp. (1)	7,658	565,160
KLX, Inc. (1)	14,989	1,077,709
Teledyne Technologies, Inc. (1)	10,645	2,118,994
		5,324,120

Airlines - 0.3%
JetBlue Airways Corp. (1)	93,598	1,776,490

Auto Components - 0.7%
Dana, Inc.	43,259	873,399
Delphi Technologies plc	26,371	1,198,826
Gentex Corp.	80,987	1,864,321
		3,936,546

Automobiles - 0.3%
Thor Industries, Inc.	14,654	1,427,153

Banks - 7.8%
Associated Banc-Corp.	50,004	1,365,109
BancorpSouth Bank	24,261	799,400
Bank of Hawaii Corp. (2)	12,596	1,050,758
Bank of the Ozarks, Inc.	35,911	1,617,431
Cathay General Bancorp	22,756	921,390
Chemical Financial Corp.	21,283	1,184,825
Commerce Bancshares, Inc.	27,741	1,795,120
Cullen/Frost Bankers, Inc.	17,206	1,862,378
East West Bancorp, Inc.	42,851	2,793,885
First Horizon National Corp.	97,210	1,734,226
FNB Corp.	96,688	1,297,553
Fulton Financial Corp.	52,314	863,181
Hancock Whitney Corp.	25,498	1,189,482
Home BancShares, Inc.	47,360	1,068,442
International Bancshares Corp.	16,230	694,644
MB Financial, Inc.	25,120	1,173,104
PacWest Bancorp	37,006	1,828,837
Pinnacle Financial Partners, Inc.	22,103	1,356,019
Prosperity Bancshares, Inc.	20,795	1,421,546
Signature Bank (1)	15,876	2,030,223
Sterling Bancorp	66,873	1,571,516
Synovus Financial Corp.	35,320	1,865,956
TCF Financial Corp.	49,758	1,225,042

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Texas Capital Bancshares, Inc. (1)	14,832	1,357,128
Trustmark Corp.	19,953	651,066
UMB Financial Corp.	13,128	1,000,747
Umpqua Holdings Corp.	65,112	1,470,880
United Bankshares, Inc. (2)	31,376	1,142,086
Valley National Bancorp (2)	79,098	961,832
Webster Financial Corp.	27,236	1,734,933
Wintrust Financial Corp.	16,656	1,449,905
		42,478,644

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A (1)(2)	2,593	777,122

Biotechnology - 0.6%
Exelixis, Inc. (1)	82,000	1,764,640
United Therapeutics Corp. (1)	12,868	1,456,014
		3,220,654

Building Products - 0.4%
Lennox International, Inc.	10,977	2,197,047

Capital Markets - 2.9%
Eaton Vance Corp. (3)	35,251	1,839,750
Evercore, Inc., Class A	12,043	1,269,934
FactSet Research Systems, Inc.	11,496	2,277,357
Federated Investors, Inc., Class B	28,574	666,346
Interactive Brokers Group, Inc., Class A	21,300	1,371,933
Janus Henderson Group plc	53,342	1,639,200
Legg Mason, Inc.	25,159	873,772
MarketAxess Holdings, Inc.	11,121	2,200,401
SEI Investments Co.	38,849	2,428,839
Stifel Financial Corp.	21,383	1,117,262
		15,684,794

Chemicals - 2.7%
Ashland Global Holdings, Inc.	18,622	1,455,868
Cabot Corp.	18,394	1,136,197
Chemours Co. (The)	52,614	2,333,957
Minerals Technologies, Inc.	10,587	797,731
NewMarket Corp.	2,719	1,099,836
Olin Corp.	49,646	1,425,833
PolyOne Corp.	23,650	1,022,153
RPM International, Inc.	39,548	2,306,439
Scotts Miracle-Gro Co. (The), Class A (2)	11,461	953,097
Sensient Technologies Corp.	12,520	895,806
Valvoline, Inc.	57,869	1,248,234
		14,675,151

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Commercial Services & Supplies - 1.5%
Brink's Co. (The)	15,126	1,206,298
Clean Harbors, Inc. (1)	15,365	853,526
Deluxe Corp.	14,300	946,803
Healthcare Services Group, Inc. (2)	22,000	950,180
Herman Miller, Inc.	17,660	598,674
HNI Corp.	12,966	482,335
MSA Safety, Inc.	10,184	981,127
Pitney Bowes, Inc.	54,948	470,904
Rollins, Inc.	28,705	1,509,309
TravelCenters of America LLC (1)(4)	60,000	—
		7,999,156

Communications Equipment - 1.3%
ARRIS International plc (1)	51,820	1,266,740
Ciena Corp. (1)	43,028	1,140,672
InterDigital, Inc.	10,379	839,661
Lumentum Holdings, Inc. (1)(2)	18,600	1,076,940
NetScout Systems, Inc. (1)	23,985	712,355
Plantronics, Inc.	9,782	745,877
ViaSat, Inc. (1)(2)	16,166	1,062,430
		6,844,675

Construction & Engineering - 1.2%
AECOM (1)	47,183	1,558,454
Dycom Industries, Inc. (1)	9,263	875,446
EMCOR Group, Inc.	17,372	1,323,399
Granite Construction, Inc.	13,445	748,349
KBR, Inc.	42,118	754,755
Valmont Industries, Inc.	6,759	1,018,919
		6,279,322

Construction Materials - 0.3%
Eagle Materials, Inc.	14,187	1,489,209

Consumer Finance - 0.5%
Navient Corp.	78,400	1,021,552
SLM Corp. (1)	128,989	1,476,924
		2,498,476

Containers & Packaging - 1.1%
AptarGroup, Inc.	18,485	1,726,129
Bemis Co., Inc.	27,253	1,150,349
Greif, Inc., Class A	7,865	415,980
Owens-Illinois, Inc. (1)	48,688	818,445

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Silgan Holdings, Inc.	22,070	592,138
Sonoco Products Co.	29,741	1,561,403
		6,264,444

Distributors - 0.3%
Pool Corp.	12,024	1,821,636

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (1)	18,159	873,448
Graham Holdings Co., Class B	1,301	762,516
Service Corp. International	54,220	1,940,534
Sotheby's (1)	10,880	591,219
		4,167,717

Electric Utilities - 1.2%
ALLETE, Inc.	15,220	1,178,180
Hawaiian Electric Industries, Inc.	32,544	1,116,259
IDACORP, Inc.	15,080	1,390,980
OGE Energy Corp.	59,067	2,079,749
PNM Resources, Inc.	23,868	928,465
		6,693,633

Electrical Equipment - 1.2%
Acuity Brands, Inc.	12,125	1,404,924
EnerSys	12,610	941,210
Hubbell, Inc.	16,225	1,715,632
nVent Electric plc (1)	48,014	1,205,151
Regal-Beloit Corp.	13,189	1,078,860
		6,345,777

Electronic Equipment, Instruments & Components - 4.3%
Arrow Electronics, Inc. (1)	26,103	1,965,034
Avnet, Inc.	34,891	1,496,475
Belden, Inc. (2)	12,021	734,723
Cognex Corp.	51,146	2,281,623
Coherent, Inc. (1)	7,369	1,152,659
Jabil, Inc.	50,658	1,401,200
Keysight Technologies, Inc. (1)	55,272	3,262,706
Littelfuse, Inc.	7,406	1,689,901
National Instruments Corp.	31,801	1,335,006
SYNNEX Corp.	8,737	843,208
Tech Data Corp. (1)	10,382	852,570
Trimble, Inc. (1)	73,884	2,426,351
VeriFone Systems, Inc. (1)	32,749	747,332
Vishay Intertechnology, Inc. (2)	39,475	915,820
Zebra Technologies Corp., Class A (1)	15,791	2,262,061
		23,366,669

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 2.0%
Apergy Corp. (1)	23,050	962,337
Core Laboratories NV	13,127	1,656,759
Diamond Offshore Drilling, Inc. (1)(2)	19,400	404,684
Dril-Quip, Inc. (1)(2)	11,328	582,259
Ensco plc, Class A (2)	129,334	938,965
McDermott International, Inc. (1)(2)	53,366	1,048,642
Nabors Industries Ltd.	105,016	673,152
Oceaneering International, Inc.	28,910	736,049
Patterson-UTI Energy, Inc.	65,595	1,180,710
Rowan Companies plc, Class A (1)	34,045	552,210
Superior Energy Services, Inc. (1)	45,052	438,806
Transocean Ltd. (1)(2)	129,745	1,743,773
		10,918,346

Equity Real Estate Investment Trusts (REITs) - 8.8%
Alexander & Baldwin, Inc.	20,129	473,031
American Campus Communities, Inc.	40,422	1,733,295
Camden Property Trust	27,436	2,500,243
CoreCivic, Inc.	35,357	844,679
CoreSite Realty Corp. (2)	10,245	1,135,351
Corporate Office Properties Trust	30,305	878,542
Cousins Properties, Inc.	125,355	1,214,690
CyrusOne, Inc.	29,311	1,710,590
DCT Industrial Trust, Inc.	27,890	1,861,100
Douglas Emmett, Inc.	47,235	1,897,902
Education Realty Trust, Inc.	22,676	941,054
EPR Properties	19,172	1,242,154
First Industrial Realty Trust, Inc.	37,073	1,236,014
GEO Group, Inc. (The)	36,382	1,001,960
Healthcare Realty Trust, Inc.	37,095	1,078,723
Highwoods Properties, Inc.	30,934	1,569,282
Hospitality Properties Trust	49,157	1,406,382
JBG SMITH Properties	27,980	1,020,431
Kilroy Realty Corp.	29,411	2,224,648
Lamar Advertising Co., Class A	24,985	1,706,725
LaSalle Hotel Properties	32,644	1,117,404
Liberty Property Trust	44,053	1,952,869
Life Storage, Inc.	13,914	1,353,971
Mack-Cali Realty Corp.	26,485	537,116
Medical Properties Trust, Inc.	108,926	1,529,321
National Retail Properties, Inc.	45,516	2,000,883
Omega Healthcare Investors, Inc. (2)	58,895	1,825,745
PotlatchDeltic Corp.	17,953	912,910
Quality Care Properties, Inc. (1)	27,800	597,978
Rayonier, Inc.	38,552	1,491,577
Sabra Health Care REIT, Inc. (2)	53,352	1,159,339

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Senior Housing Properties Trust	71,085	1,285,928
Tanger Factory Outlet Centers, Inc. (2)	28,376	666,552
Taubman Centers, Inc. (2)	18,162	1,067,199
Uniti Group, Inc. (2)	49,418	989,843
Urban Edge Properties	31,166	712,766
Weingarten Realty Investors	35,786	1,102,567
		47,980,764

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	11,174	1,174,164
Sprouts Farmers Market, Inc. (1)	37,045	817,583
United Natural Foods, Inc. (1)	15,211	648,901
		2,640,648

Food Products - 2.1%
Flowers Foods, Inc. (2)	55,099	1,147,712
Hain Celestial Group, Inc. (The) (1)	30,957	922,519
Ingredion, Inc.	21,451	2,374,626
Lamb Weston Holdings, Inc.	43,501	2,980,253
Lancaster Colony Corp.	5,741	794,669
Post Holdings, Inc. (1)(2)	19,899	1,711,712
Sanderson Farms, Inc.	6,000	630,900
Tootsie Roll Industries, Inc. (2)	5,809	179,208
TreeHouse Foods, Inc. (1)	16,657	874,659
		11,616,258

Gas Utilities - 2.2%
Atmos Energy Corp.	32,845	2,960,648
National Fuel Gas Co. (2)	25,561	1,353,711
New Jersey Resources Corp.	25,867	1,157,548
ONE Gas, Inc.	15,695	1,173,044
Southwest Gas Holdings, Inc.	14,232	1,085,475
UGI Corp.	51,196	2,665,776
WGL Holdings, Inc.	15,327	1,360,271
		11,756,473

Health Care Equipment & Supplies - 3.8%
Avanos Medical, Inc. (1)	13,758	787,646
Cantel Medical Corp.	10,575	1,040,157
Globus Medical, Inc., Class A (1)	21,699	1,094,932
Haemonetics Corp. (1)	15,439	1,384,570
Hill-Rom Holdings, Inc.	19,741	1,724,179
ICU Medical, Inc. (1)	4,493	1,319,369
Integra LifeSciences Holdings Corp. (1)	20,862	1,343,721
LivaNova plc (1)	12,993	1,296,961
Masimo Corp. (1)	14,138	1,380,576
NuVasive, Inc. (1)	15,161	790,191

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
STERIS plc	25,024	2,627,770
Teleflex, Inc.	13,461	3,610,375
West Pharmaceutical Services, Inc.	21,759	2,160,451
		20,560,898

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (1)(2)	24,475	1,001,272
Chemed Corp.	4,713	1,516,691
Encompass Health Corp.	29,404	1,991,239
LifePoint Health, Inc. (1)	11,600	566,080
Mednax, Inc. (1)	28,037	1,213,441
Molina Healthcare, Inc. (1)	14,046	1,375,665
Patterson Cos., Inc.	24,269	550,178
Tenet Healthcare Corp. (1)	24,149	810,682
WellCare Health Plans, Inc. (1)	13,235	3,258,987
		12,284,235

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (1)	53,213	638,556
Medidata Solutions, Inc. (1)(2)	17,530	1,412,217
		2,050,773

Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp.	24,300	842,238
Brinker International, Inc. (2)	13,100	623,560
Cheesecake Factory, Inc. (The) (2)	12,746	701,795
Churchill Downs, Inc.	3,408	1,010,472
Cracker Barrel Old Country Store, Inc. (2)	7,195	1,123,931
Domino's Pizza, Inc.	12,504	3,528,254
Dunkin' Brands Group, Inc. (2)	24,480	1,690,833
ILG, Inc.	31,251	1,032,220
International Speedway Corp., Class A	7,464	333,641
Jack in the Box, Inc.	8,410	715,859
Papa John's International, Inc. (2)	6,950	352,504
Scientific Games Corp., Class A (1)	15,800	776,570
Six Flags Entertainment Corp. (2)	22,977	1,609,539
Texas Roadhouse, Inc.	19,575	1,282,358
Wendy's Co. (The)	53,437	918,048
Wyndham Destinations, Inc.	29,700	1,314,819
Wyndham Hotels & Resorts, Inc.	29,700	1,747,251
		19,603,892

Household Durables - 1.5%
Helen of Troy Ltd. (1)	7,872	774,998
KB Home	25,197	686,366
NVR, Inc. (1)	996	2,958,469
Tempur Sealy International, Inc. (1)(2)	13,797	662,946

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Toll Brothers, Inc.	41,756	1,544,555
TRI Pointe Group, Inc. (1)	45,348	741,893
Tupperware Brands Corp.	15,180	626,023
		7,995,250

Household Products - 0.2%
Energizer Holdings, Inc. (2)	17,763	1,118,359

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	18,024	1,952,179

Insurance - 4.2%
Alleghany Corp.	4,522	2,600,014
American Financial Group, Inc.	20,573	2,208,100
Aspen Insurance Holdings Ltd.	17,951	730,606
Brown & Brown, Inc.	68,076	1,887,747
CNO Financial Group, Inc.	49,663	945,584
First American Financial Corp.	33,001	1,706,812
Genworth Financial, Inc., Class A (1)	146,928	661,176
Hanover Insurance Group, Inc. (The)	12,580	1,504,065
Kemper Corp.	14,665	1,109,407
Mercury General Corp.	10,757	490,089
Old Republic International Corp.	74,547	1,484,231
Primerica, Inc.	13,031	1,297,888
Reinsurance Group of America, Inc.	19,081	2,546,932
RenaissanceRe Holdings Ltd.	11,911	1,433,131
WR Berkley Corp.	28,425	2,058,254
		22,664,036

Internet Software & Services - 0.6%
Cars.com, Inc. (1)	21,050	597,609
j2 Global, Inc.	14,611	1,265,459
LogMeIn, Inc.	15,441	1,594,283
		3,457,351

IT Services - 3.1%
Acxiom Corp. (1)	22,789	682,531
Convergys Corp.	27,059	661,322
CoreLogic, Inc. (1)	24,250	1,258,575
Jack Henry & Associates, Inc.	22,859	2,979,899
Leidos Holdings, Inc.	42,194	2,489,446
MAXIMUS, Inc.	19,398	1,204,810
Perspecta, Inc.	42,183	866,861
Sabre Corp.	75,146	1,851,597
Science Applications International Corp.	12,498	1,011,463

12 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Teradata Corp. (1)	35,757	1,435,644
WEX, Inc. (1)	11,849	2,256,997
		16,699,145

Leisure Products - 0.7%
Brunswick Corp.	25,777	1,662,101
Polaris Industries, Inc. (2)	17,400	2,125,932
		3,788,033

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (1)	6,027	1,739,031
Bio-Techne Corp.	11,172	1,652,897
Charles River Laboratories International, Inc. (1)	14,115	1,584,550
PRA Health Sciences, Inc. (1)	14,900	1,391,064
Syneos Health, Inc. (1)	16,414	769,817
		7,137,359

Machinery - 4.7%
AGCO Corp.	19,759	1,199,766
Crane Co.	15,136	1,212,848
Donaldson Co., Inc.	38,407	1,732,924
Graco, Inc.	49,566	2,241,375
IDEX Corp.	22,688	3,096,458
ITT, Inc.	25,847	1,351,023
Kennametal, Inc.	24,106	865,405
Lincoln Electric Holdings, Inc.	18,241	1,600,830
Nordson Corp.	15,200	1,951,832
Oshkosh Corp.	21,860	1,537,195
Terex Corp. (2)	21,352	900,841
Timken Co. (The)	20,526	893,907
Toro Co. (The)	31,353	1,889,018
Trinity Industries, Inc.	44,150	1,512,579
Wabtec Corp. (2)	25,344	2,498,412
Woodward, Inc.	16,536	1,270,957
		25,755,370

Marine - 0.2%
Kirby Corp. (1)	15,889	1,328,320

Media - 1.5%
AMC Networks, Inc., Class A (1)(2)	13,704	852,389
Cable One, Inc. (2)	1,405	1,030,272
Cinemark Holdings, Inc.	31,704	1,112,176
John Wiley & Sons, Inc., Class A	13,214	824,554
Live Nation Entertainment, Inc. (1)	40,345	1,959,557
Meredith Corp. (2)	11,818	602,718

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New York Times Co., (The), Class A (2)	37,668	975,601
TEGNA, Inc.	64,254	697,156
		8,054,423

Metals & Mining - 2.3%
Allegheny Technologies, Inc. (1)(2)	37,676	946,421
Carpenter Technology Corp.	13,773	724,047
Commercial Metals Co.	34,710	732,728
Compass Minerals International, Inc. (2)	9,963	655,067
Reliance Steel & Aluminum Co.	21,392	1,872,656
Royal Gold, Inc.	19,357	1,797,104
Steel Dynamics, Inc.	69,773	3,206,069
United States Steel Corp.	52,267	1,816,278
Worthington Industries, Inc.	13,014	546,198
		12,296,568

Multi-Utilities - 1.0%
Black Hills Corp.	15,999	979,299
MDU Resources Group, Inc.	57,757	1,656,471
NorthWestern Corp.	14,524	831,499
Vectren Corp.	24,570	1,755,526
		5,222,795

Multiline Retail - 0.4%
Big Lots, Inc.	12,708	530,940
Dillard's, Inc., Class A (2)	5,863	554,054
Ollie's Bargain Outlet Holdings, Inc. (1)	14,700	1,065,750
		2,150,744

Oil, Gas & Consumable Fuels - 3.1%
Callon Petroleum Co. (1)(2)	66,741	716,798
Chesapeake Energy Corp. (1)(2)	270,592	1,417,902
CNX Resources Corp. (1)	57,999	1,031,222
Energen Corp. (1)	29,047	2,115,203
Gulfport Energy Corp. (1)	46,637	586,227
Matador Resources Co. (1)	30,900	928,545
Murphy Oil Corp. (2)	48,415	1,634,975
Oasis Petroleum, Inc. (1)	78,500	1,018,145
PBF Energy, Inc., Class A	33,190	1,391,657
QEP Resources, Inc. (1)	70,298	861,853
Range Resources Corp.	67,073	1,122,131
SM Energy Co. (2)	30,671	787,938
Southwestern Energy Co. (1)	151,382	802,325
World Fuel Services Corp.	20,615	420,752
WPX Energy, Inc. (1)	118,983	2,145,264
		16,980,937

14 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Paper & Forest Products - 0.4%
Domtar Corp.	18,767	895,937
Louisiana-Pacific Corp.	43,388	1,181,021
		2,076,958

Personal Products - 0.4%
Edgewell Personal Care Co. (1)(2)	16,070	810,892
Nu Skin Enterprises, Inc., Class A	16,589	1,297,094
		2,107,986

Pharmaceuticals - 0.6%
Akorn, Inc. (1)(2)	28,073	465,731
Catalent, Inc. (1)	39,770	1,665,965
Mallinckrodt plc (1)(2)	24,571	458,495
Prestige Brands Holdings, Inc. (1)(2)	15,881	609,513
		3,199,704

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	11,041	1,354,179
Manpowergroup, Inc.	19,468	1,675,416
		3,029,595

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	13,552	2,249,497

Road & Rail - 1.8%
Avis Budget Group, Inc. (1)	21,444	696,930
Genesee & Wyoming, Inc., Class A (1)	17,788	1,446,520
Knight-Swift Transportation Holdings, Inc.	38,248	1,461,456
Landstar System, Inc.	12,546	1,370,023
Old Dominion Freight Line, Inc.	20,176	3,005,417
Ryder System, Inc.	15,843	1,138,478
Werner Enterprises, Inc.	13,629	511,769
		9,630,593

Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (1)	18,033	691,205
Cree, Inc. (1)(2)	29,724	1,235,627
Cypress Semiconductor Corp. (2)	105,645	1,645,949
First Solar, Inc. (1)(2)	24,405	1,285,167
Integrated Device Technology, Inc. (1)	38,228	1,218,709
MKS Instruments, Inc.	16,200	1,550,340
Monolithic Power Systems, Inc.	11,535	1,541,883
Silicon Laboratories, Inc. (1)	12,749	1,269,800
Synaptics, Inc. (1)	10,266	517,098

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Teradyne, Inc.	56,578	2,153,925
Versum Materials, Inc.	32,600	1,211,090
		14,320,793

Software - 3.4%
ACI Worldwide, Inc. (1)	34,493	850,942
Blackbaud, Inc.	14,401	1,475,382
CDK Global, Inc.	36,585	2,379,854
Commvault Systems, Inc. (1)	12,439	819,108
Fair Isaac Corp. (1)	8,825	1,706,049
Fortinet, Inc. (1)	43,004	2,684,740
Manhattan Associates, Inc. (1)	19,761	928,965
PTC, Inc. (1)	34,123	3,201,079
Tyler Technologies, Inc. (1)	10,565	2,346,486
Ultimate Software Group, Inc. (The) (1)	8,644	2,224,188
		18,616,793

Specialty Retail - 2.1%
Aaron's, Inc.	18,353	797,438
American Eagle Outfitters, Inc.	49,618	1,153,619
AutoNation, Inc. (1)(2)	17,762	862,878
Bed Bath & Beyond, Inc. (2)	41,415	825,194
Dick's Sporting Goods, Inc.	23,044	812,301
Five Below, Inc. (1)	16,450	1,607,329
Michaels Cos., Inc. (The) (1)	33,027	633,128
Murphy USA, Inc. (1)	9,373	696,320
Sally Beauty Holdings, Inc. (1)(2)	36,107	578,795
Signet Jewelers Ltd.	17,450	972,838
Urban Outfitters, Inc. (1)	23,839	1,062,027
Williams-Sonoma, Inc. (2)	22,642	1,389,766
		11,391,633

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (1)(2)	35,236	1,056,375

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	13,882	1,504,670
Deckers Outdoor Corp. (1)	9,004	1,016,462
Skechers U.S.A., Inc., Class A (1)	40,456	1,214,084
		3,735,216

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (1)(2)	2,300	491,740
New York Community Bancorp, Inc.	146,350	1,615,704
Washington Federal, Inc.	24,982	816,911
		2,924,355

16 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trading Companies & Distributors - 0.8%
GATX Corp.	11,309	839,467
MSC Industrial Direct Co., Inc., Class A	13,562	1,150,736
NOW, Inc. (1)(2)	31,682	422,321
Watsco, Inc. (2)	9,525	1,698,117
		4,110,641

Water Utilities - 0.3%
Aqua America, Inc.	52,610	1,850,820

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	27,489	753,748

Total Common Stocks (Cost $406,832,240)		522,336,298

EXCHANGE-TRADED FUNDS - 0.6%
SPDR S&P MidCap 400 ETF Trust	8,300	2,946,666

Total Exchange-Traded Funds (Cost $2,710,941)		2,946,666

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill, 1.80%, 10/11/18 (5)	1,500,000	1,491,899

Total U.S. Treasury Obligations (Cost $1,492,350)		1,491,899

TIME DEPOSIT - 2.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	14,045,043	14,045,043

Total Time Deposit (Cost $14,045,043)		14,045,043

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio	10,841,307	10,841,307

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $10,841,307)		10,841,307

TOTAL INVESTMENTS (Cost $435,921,881) - 101.8%		551,661,213
Other assets and liabilities, net - (1.8%)		(9,495,858)
NET ASSETS - 100.0%		542,165,355

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 17

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $55,690,490.
(3) Represents an investment in an affiliate effective Decmeber 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.
(4) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	88	Sep-18	$17,213,680	($320,710)

See notes to financial statements.

18 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $434,697,749) - including $55,690,490 of securities on loan	$549,821,463
Investments in securities of affiliated issuers, at value (identified cost $1,224,132)	1,839,750
Receivable for variation margin on open futures contracts	17,220
Receivable for investments sold	3,395,501
Receivable for capital shares sold	31,776
Dividends and interest receivable	503,379
Securities lending income receivable	18,812
Receivable from affiliate	62,749
Directors' deferred compensation plan	84,351
Other assets	5,966
Total assets	555,780,967

LIABILITIES
Payable for investments purchased	1,765,460
Payable for capital shares redeemed	514,901
Deposits for securities loaned	10,841,307
Payable to affiliates:
Investment advisory fee	90,726
Administrative fee	54,436
Distribution and service fees	49,280
Directors' deferred compensation plan	84,351
Accrued expenses	215,151
Total liabilities	13,615,612
NET ASSETS	$542,165,355

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$360,197,410
Accumulated undistributed net investment income	9,334,253
Accumulated undistributed net realized gain	57,215,070
Net unrealized appreciation	115,418,622
Total	$542,165,355

NET ASSET VALUE PER SHARE
Class I (based on net assets of $247,378,517 and 2,037,595 shares outstanding)	$121.41
Class F (based on net assets of $294,786,838 and 2,408,984 shares outstanding)	$122.37

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $2,180)	$4,263,422
Dividend income - affiliated issuers	22,034
Interest income	22,653
Securities lending income, net	105,520
Total investment income	4,413,629

EXPENSES
Investment advisory fee	540,896
Administrative fee	324,538
Distribution and service fees:
Class F	291,792
Directors' fees and expenses	14,533
Custodian fees	30,092
Transfer agency fees and expenses	94,764
Accounting fees	55,478
Professional fees	30,079
Reports to shareholders	30,370
Miscellaneous	65,762
Total expenses	1,478,304
Waiver and/or reimbursement of expenses by affiliate	(294,142)
Reimbursement of expenses-other	(5,481)
Net expenses	1,178,681
Net investment income	3,234,948

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	25,153,003
Investment securities - affiliated issuers	(937)
Futures contracts	363,410
25,515,476

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(10,832,885)
Investment securities - affiliated issuers	(148,091)
Futures contracts	(348,210)
(11,329,186)

Net realized and unrealized gain	14,186,290

Net increase in net assets resulting from operations	$17,421,238
See notes to financial statements.

20 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$3,234,948	$6,098,806
Net realized gain	25,515,476	31,408,880
Net change in unrealized appreciation (depreciation)	(11,329,186)	39,629,135
Net increase in net assets resulting from operations	17,421,238	77,136,821

Distributions to shareholders from:
Net investment income:
Class I shares	—	(1,742,988)
Class F shares	—	(1,959,932)
Net realized gain:
Class I shares	—	(9,452,706)
Class F shares	—	(10,629,255)
Total distributions to shareholders	—	(23,784,881)

Capital share transactions:
Class I shares	(16,869,845)	(15,847,445)
Class F shares	(9,214,926)	6,008,544
Net decrease in net assets from capital share transactions	(26,084,771)	(9,838,901)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,663,533)	43,513,039

NET ASSETS
Beginning of period	550,828,888	507,315,849
End of period (including accumulated undistributed net investment income of $9,334,253 and $6,099,305, respectively)	$542,165,355	$550,828,888

See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
CLASS I SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$117.50		$106.11	$91.52	$95.73	$96.10	$75.22
Income from investment operations:
Net investment income (1)	0.79		1.44	1.12	1.02	1.00	0.88
Net realized and unrealized gain (loss)	3.12		15.18	17.43	(3.56)	7.99	23.70
Total from investment operations	3.91		16.62	18.55	(2.54)	8.99	24.58
Distributions from:
Net investment income	—		(0.81)	(0.44)	(0.09)	(1.01)	(0.82)
Net realized gain	—		(4.42)	(3.52)	(1.58)	(8.35)	(2.88)
Total distributions	—		(5.23)	(3.96)	(1.67)	(9.36)	(3.70)
Total increase (decrease) in net asset value	3.91		11.39	14.59	(4.21)	(0.37)	20.88
Net asset value, ending	$121.41		$117.50	$106.11	$91.52	$95.73	$96.10
Total return (2)	3.32%	(3)	15.88%	20.27%	(2.68%)	9.25%	32.82%
Ratios to average net assets: (4)
Total expenses	0.41%	(5)	0.43%	0.54%	0.54%	0.53%	0.52%
Net expenses	0.30%	(5)	0.30%	0.41%	0.54%	0.53%	0.52%
Net investment income	1.33%	(5)	1.29%	1.15%	1.05%	1.01%	1.00%
Portfolio turnover	8%	(3)	16%	20%	13%	14%	12%
Net assets, ending (in thousands)	$247,379		$256,043	$246,310	$222,462	$241,929	$244,903

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$118.58		$107.30	$92.83	$97.20	$97.32	$76.04
Income from investment operations:
Net investment income (1)	0.64		1.18	1.14	0.85	0.81	0.65
Net realized and unrealized gain (loss)	3.15		15.33	17.40	(3.64)	8.04	23.94
Total from investment operations	3.79		16.51	18.54	(2.79)	8.85	24.59
Distributions from:
Net investment income	—		(0.81)	(0.55)	—	(0.62)	(0.43)
Net realized gain	—		(4.42)	(3.52)	(1.58)	(8.35)	(2.88)
Total distributions	—		(5.23)	(4.07)	(1.58)	(8.97)	(3.31)
Total increase (decrease) in net asset value	3.79		11.28	14.47	(4.37)	(0.12)	21.28
Net asset value, ending	$122.37		$118.58	$107.30	$92.83	$97.20	$97.32
Total return (2)	3.19%	(3)	15.63%	19.96%	(2.90%)	9.00%	32.47%
Ratios to average net assets: (4)
Total expenses	0.66%	(5)	0.64%	0.79%	0.77%	0.75%	0.90%
Net expenses	0.55%	(5)	0.55%	0.66%	0.77%	0.75%	0.81%
Net investment income	1.07%	(5)	1.05%	1.10%	0.86%	0.81%	0.73%
Portfolio turnover	8%	(3)	16%	20%	13%	14%	12%
Net assets, ending (in thousands)	$294,787		$294,786	$261,005	$13,051	$8,601	$6,148

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP S&P MidCap 400 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

24 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$522,336,298	(2)	$—	$—	$522,336,298
Exchange-Traded Funds	2,946,666		—	—	2,946,666
U.S. Treasury Obligations	—		1,491,899	—	1,491,899
Time Deposit	—		14,045,043	—	14,045,043
Short Term Investment of Cash Collateral for Securities Loaned	10,841,307		—	—	10,841,307
Total Investments	$536,124,271		$15,536,942	$—	$551,661,213

Liabilities
Futures Contracts(3)	$(320,710)		$—	$—	$(320,710)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

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C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $540,896.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of

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unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.30% for Class I and 0.55% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $259,766.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2018, CRM was paid administrative fees of $324,538, of which $34,376 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $291,792 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $197 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund's allocated portion of such expense and reimbursement was $5,481, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $91,876 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $40,732,758 and $74,012,642, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$435,798,605
Gross unrealized appreciation	$135,749,584
Gross unrealized depreciation	(20,207,686)
Net unrealized appreciation (depreciation)	$115,541,898

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NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($320,710)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$363,410	($348,210)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2018 was approximately $10,637,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $55,690,490 and the total value of collateral received was $57,148,230, comprised of cash of $10,841,307 and U.S. Government and/or agencies securities of $46,306,923.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$57,148,230	$—	$—	$—	$57,148,230
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.

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NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.
NOTE 9 — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2018, the value of the Fund's investment in affiliated companies was $1,839,750, which represents 0.34% of the Fund's net assets. Transactions in affiliated companies by the Fund for the six months ended June 30, 2018 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	35,345	388	(482)	35,251	$1,839,750	$22,034	($937)	$—	($148,091)
Totals					$1,839,750	$22,034	($937)	$—	($148,091)
NOTE 10 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	54,578	$6,469,481	131,946	$14,716,014
Reinvestment of distributions	—	—	99,837	11,195,694
Shares redeemed	(196,093)	(23,339,326)	(374,019)	(41,759,153)
Net decrease	(141,515)	($16,869,845)	(142,236)	($15,847,445)

Class F
Shares sold	24,801	$2,981,431	105,042	$11,838,411
Reinvestment of distributions	—	—	111,182	12,589,187
Shares redeemed	(101,797)	(12,196,357)	(162,627)	(18,419,054)
Net increase (decrease)	(76,996)	($9,214,926)	53,597	$6,008,544
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 35.3% and 52.2%, respectively, of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P MidCap 400 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund outperformed the median of its performance universe and Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

32 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert VP S&P MidCap 400 Index Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP S&P MidCap 400 Index Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 33

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

34 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial
Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling
1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at
www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24224 6.30.18

Calvert VP Russell 2000® Small Cap Index Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
66	Board of Directors' Contract Approval
69	Officers and Directors
70	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	7.49%	17.24%	11.88%	9.94%
Class F at NAV	10/04/2005	04/27/2000	7.36	16.96	11.62	9.71

Russell 2000® Index	—	—	7.66%	17.57%	12.45%	10.59%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.65%	0.86%
Net					0.38	0.63

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	16.9%	iShares Russell 2000 ETF	1.9%
Health Care	14.6%	Five Below, Inc.	0.2%
Industrials	14.1%	Blackbaud, Inc.	0.2%
Information Technology	14.1%	Etsy, Inc.	0.2%
Consumer Discretionary	12.6%	LivaNova plc	0.2%
Real Estate	6.9%	Entegris, Inc.	0.2%
Energy	4.7%	Haemonetics Corp.	0.2%
Materials	4.1%	FibroGen, Inc.	0.2%
Time Deposit	3.3%	WGL Holdings, Inc.	0.2%
Utilities	3.1%	Loxo Oncology, Inc.	0.2%
Consumer Staples	2.6%	Total	3.7%
Exchange-Traded Funds	1.9%
Telecommunication Services	0.6%
U.S. Treasury Obligations	0.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,074.90	$1.95**	0.38%
Class F	$1,000.00	$1,073.60	$3.24**	0.63%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.91	$1.91**	0.38%
Class F	$1,000.00	$1,021.67	$3.16**	0.63%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.2%
AAR Corp.	2,738	127,290
Aerojet Rocketdyne Holdings, Inc. (1)	6,071	179,034
Aerovironment, Inc. (1)	1,707	121,931
Astronics Corp. (1)	1,883	67,732
Axon Enterprise, Inc. (1)	4,380	276,728
Cubic Corp.	2,177	139,763
Ducommun, Inc. (1)	914	30,244
Engility Holdings, Inc. (1)	1,480	45,347
Esterline Technologies Corp. (1)	2,299	169,666
KeyW Holding Corp. (The) (1)(2)	3,749	32,766
KLX, Inc. (1)	4,258	306,150
Kratos Defense & Security Solutions, Inc. (1)(2)	7,415	85,347
Maxar Technologies Ltd.	4,750	239,970
Mercury Systems, Inc. (1)	3,775	143,677
Moog, Inc., Class A	2,677	208,699
National Presto Industries, Inc.	420	52,080
Sparton Corp. (1)	882	16,749
Triumph Group, Inc. (2)	4,259	83,476
Vectrus, Inc. (1)	813	25,057
Wesco Aircraft Holdings, Inc. (1)	4,699	52,864
		2,404,570

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (1)	5,010	113,176
Atlas Air Worldwide Holdings, Inc. (1)	1,930	138,381
Echo Global Logistics, Inc. (1)	2,286	66,865
Forward Air Corp.	2,396	141,556
Hub Group, Inc., Class A (1)	2,690	133,962
Radiant Logistics, Inc. (1)	2,087	8,160
		602,100

Airlines - 0.4%
Allegiant Travel Co. (2)	1,085	150,761
Hawaiian Holdings, Inc.	4,284	154,010
SkyWest, Inc.	4,287	222,495
Spirit Airlines, Inc. (1)	5,800	210,830
		738,096

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (1)	8,943	139,153
Cooper Tire & Rubber Co. (2)	4,543	119,481
Cooper-Standard Holding, Inc. (1)	1,470	192,085

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Dana, Inc.	12,507	252,516
Dorman Products, Inc. (1)	2,276	155,474
Fox Factory Holding Corp. (1)	2,843	132,342
Gentherm, Inc. (1)	2,898	113,891
LCI Industries	2,000	180,300
Modine Manufacturing Co. (1)	4,047	73,858
Motorcar Parts of America, Inc. (1)(2)	1,400	26,194
Shiloh Industries, Inc. (1)	764	6,647
Standard Motor Products, Inc.	1,855	89,671
Stoneridge, Inc. (1)	2,174	76,394
Superior Industries International, Inc.	1,957	35,030
Tenneco, Inc.	4,240	186,390
Tower International, Inc.	1,846	58,703
		1,838,129

Automobiles - 0.1%
Winnebago Industries, Inc.	2,579	104,707

Banks - 9.3%
1st Constitution Bancorp	623	14,267
1st Source Corp.	1,262	67,429
Access National Corp.	1,047	29,944
ACNB Corp.	464	15,799
Allegiance Bancshares, Inc. (1)	856	37,108
American National Bankshares, Inc.	705	28,200
Ameris Bancorp	3,398	181,283
Ames National Corp.	756	23,323
Arrow Financial Corp.	1,063	38,693
Atlantic Capital Bancshares, Inc. (1)	1,833	36,018
Auburn National Bancorporation, Inc.	201	9,972
Banc of California, Inc.	3,886	75,971
BancFirst Corp.	1,474	87,261
Bancorp, Inc. (The) (1)	4,384	45,857
BancorpSouth Bank	7,859	258,954
Bank of Commerce Holdings	1,360	17,340
Bank of Marin Bancorp	545	44,063
Bank of NT Butterfield & Son Ltd. (The)	4,723	215,936
Bank of Princeton (The) (1)	486	16,160
Bankwell Financial Group, Inc.	446	14,339
Banner Corp.	2,588	155,616
Bar Harbor Bankshares	1,146	34,712
Baycom Corp. (1)	848	20,988
BCB Bancorp, Inc.	832	12,480
Berkshire Hills Bancorp, Inc.	3,404	138,202
Blue Hills Bancorp, Inc.	1,921	42,646
Boston Private Financial Holdings, Inc.	7,071	112,429
Bridge Bancorp, Inc.	1,543	55,471

6 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Brookline Bancorp, Inc.	6,592	122,611
Bryn Mawr Bank Corp.	1,617	74,867
Business First Bancshares, Inc. (2)	766	20,184
Byline Bancorp, Inc. (1)	1,418	31,678
C&F Financial Corp.	251	15,700
Cadence BanCorp (2)	4,003	115,567
Cambridge Bancorp	320	27,693
Camden National Corp.	1,318	60,246
Capital City Bank Group, Inc.	1,232	29,112
Capstar Financial Holdings, Inc. (1)	756	14,009
Carolina Financial Corp.	1,663	71,376
Cathay General Bancorp	6,414	259,703
CB Financial Services, Inc.	399	13,726
CBTX, Inc. (2)	1,510	49,905
CenterState Bank Corp.	6,716	200,271
Central Pacific Financial Corp.	2,617	74,977
Central Valley Community Bancorp	682	14,431
Century Bancorp, Inc., Class A	277	21,163
Chemical Financial Corp.	5,896	328,230
Chemung Financial Corp.	245	12,277
Citizens & Northern Corp.	1,125	29,092
City Holding Co.	1,332	100,206
Civista Bancshares, Inc.	871	21,113
CNB Financial Corp.	1,282	38,537
CoBiz Financial, Inc.	2,995	64,333
Codorus Valley Bancorp, Inc.	662	20,310
Columbia Banking System, Inc.	6,012	245,891
Community Bank System, Inc.	4,148	245,022
Community Bankers Trust Corp. (1)	1,884	16,862
Community Financial Corp. (The)	347	12,270
Community Trust Bancorp, Inc.	1,316	65,734
ConnectOne Bancorp, Inc.	2,307	57,444
County Bancorp, Inc.	375	10,313
Customers Bancorp, Inc. (1)	2,287	64,905
CVB Financial Corp.	8,737	195,884
Eagle Bancorp, Inc. (1)	2,641	161,893
Enterprise Bancorp, Inc.	790	31,940
Enterprise Financial Services Corp.	1,978	106,713
Equity Bancshares, Inc., Class A (1)	935	38,784
Esquire Financial Holdings, Inc. (1)	506	13,353
Evans Bancorp, Inc.	406	18,717
Farmers & Merchants Bancorp, Inc.	778	31,392
Farmers Capital Bank Corp.	578	30,114
Farmers National Banc Corp.	1,937	30,895
FB Financial Corp.	1,109	45,158
FCB Financial Holdings, Inc., Class A (1)	3,537	207,976
Fidelity D&D Bancorp, Inc. (2)	249	15,436

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fidelity Southern Corp.	1,909	48,508
Financial Institutions, Inc.	1,134	37,309
First Bancorp / Southern Pines NC	2,504	102,439
First Bancorp, Inc. / ME	691	19,500
First BanCorp. / Puerto Rico (1)	17,713	135,504
First Bancshares, Inc. (The)	1,032	37,100
First Bank / Hamilton	1,315	18,278
First Busey Corp.	3,623	114,922
First Business Financial Services, Inc.	708	18,408
First Choice Bancorp (2)	529	16,166
First Commonwealth Financial Corp.	8,496	131,773
First Community Bancshares, Inc. / VA	1,464	46,643
First Community Corp. / SC	613	15,386
First Connecticut Bancorp, Inc.	1,089	33,323
First Financial Bancorp	8,144	249,614
First Financial Bankshares, Inc. (2)	5,513	280,612
First Financial Corp. / IN	992	44,987
First Financial Northwest, Inc.	708	13,820
First Foundation, Inc. (1)	2,486	46,090
First Guaranty Bancshares, Inc.	375	9,758
First Internet Bancorp	680	23,188
First Interstate BancSystem, Inc., Class A	2,729	115,164
First Merchants Corp.	4,068	188,755
First Mid-Illinois Bancshares, Inc.	882	34,663
First Midwest Bancorp, Inc.	8,833	224,977
First Northwest Bancorp (1)	864	13,798
First of Long Island Corp. (The)	2,051	50,967
First Savings Financial Group, Inc. (2)	150	11,024
First United Corp.	582	11,902
Flushing Financial Corp.	2,270	59,247
FNB Bancorp	466	17,088
Franklin Financial Network, Inc. (1)	950	35,720
Fulton Financial Corp.	14,217	234,580
German American Bancorp, Inc.	1,728	61,949
Glacier Bancorp, Inc.	6,919	267,627
Great Southern Bancorp, Inc.	940	53,768
Great Western Bancorp, Inc.	5,101	214,191
Green Bancorp, Inc.	2,056	44,410
Guaranty Bancorp	2,062	61,448
Guaranty Bancshares, Inc.	666	21,938
Hancock Whitney Corp.	7,187	335,274
Hanmi Financial Corp.	2,767	78,444
HarborOne Bancorp, Inc. (1)	1,232	23,334
Heartland Financial USA, Inc.	2,421	132,792
Heritage Commerce Corp.	3,178	53,994
Heritage Financial Corp.	2,803	97,685
Hilltop Holdings, Inc.	6,020	132,861

8 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Home BancShares, Inc.	13,082	295,130
HomeTrust Bancshares, Inc. (1)	1,500	42,225
Hope Bancorp, Inc.	10,479	186,841
Horizon Bancorp	3,088	63,891
Howard Bancorp, Inc. (1)	773	13,914
IBERIABANK Corp.	4,723	358,003
Independent Bank Corp.	1,586	40,443
Independent Bank Corp. / Rockland	2,235	175,224
Independent Bank Group, Inc.	1,681	112,291
International Bancshares Corp.	4,729	202,401
Investar Holding Corp.	717	19,825
Investors Bancorp, Inc.	20,815	266,224
Lakeland Bancorp, Inc.	3,940	78,209
Lakeland Financial Corp.	2,121	102,211
LCNB Corp.	686	13,514
LegacyTexas Financial Group, Inc.	4,150	161,933
Level One Bancorp, Inc.	116	3,153
Live Oak Bancshares, Inc.	1,938	59,400
Macatawa Bank Corp.	2,061	25,021
MB Financial, Inc.	6,935	323,864
MBT Financial Corp.	1,386	14,761
Mercantile Bank Corp.	1,239	45,793
Metropolitan Bank Holding Corp. (1)	542	28,444
Mid Penn Bancorp, Inc. (2)	399	13,925
Middlefield Banc Corp.	230	11,661
Midland States Bancorp, Inc.	1,739	59,578
MidSouth Bancorp, Inc.	780	10,335
MidWestOne Financial Group, Inc.	980	33,104
MutualFirst Financial, Inc.	424	16,006
MVB Financial Corp.	740	13,357
National Bank Holdings Corp., Class A	2,417	93,272
National Bankshares, Inc.	531	24,638
National Commerce Corp. (1)	1,227	56,810
NBT Bancorp, Inc.	3,663	139,743
Nicolet Bankshares, Inc. (1)	785	43,261
Northeast Bancorp	637	13,887
Northrim BanCorp, Inc.	525	20,764
Norwood Financial Corp.	502	18,082
Oak Valley Bancorp	573	13,105
OFG Bancorp	3,440	48,332
Ohio Valley Banc Corp. (2)	358	18,777
Old Line Bancshares, Inc.	1,302	45,453
Old National Bancorp	12,485	232,221
Old Second Bancorp, Inc.	2,274	32,746
Opus Bank	1,820	52,234
Origin Bancorp, Inc.	1,393	57,029
Orrstown Financial Services, Inc.	576	14,976

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pacific Mercantile Bancorp (1)	1,193	11,632
Pacific Premier Bancorp, Inc. (1)	3,799	144,932
Park National Corp.	1,149	128,022
Parke Bancorp, Inc.	552	13,055
Peapack Gladstone Financial Corp.	1,336	46,212
Penns Woods Bancorp, Inc.	415	18,584
People's Utah Bancorp	1,248	44,554
Peoples Bancorp of North Carolina, Inc.	408	13,068
Peoples Bancorp, Inc.	1,418	53,572
Peoples Financial Services Corp.	676	31,786
Preferred Bank / Los Angeles	1,057	64,963
Premier Financial Bancorp, Inc.	911	17,008
QCR Holdings, Inc.	1,089	51,673
RBB Bancorp	1,147	36,842
Reliant Bancorp, Inc.	609	17,082
Renasant Corp.	4,017	182,854
Republic Bancorp, Inc., Class A	907	41,087
Republic First Bancorp, Inc. (1)	4,071	31,957
S&T Bancorp, Inc.	2,878	124,445
Sandy Spring Bancorp, Inc.	2,871	117,740
SB One Bancorp	601	17,850
Seacoast Banking Corp. of Florida (1)	3,832	121,015
Select Bancorp, Inc. (1)	954	12,850
ServisFirst Bancshares, Inc.	3,980	166,085
Shore Bancshares, Inc.	977	18,583
Sierra Bancorp	987	27,873
Simmons First National Corp., Class A	7,638	228,376
SmartFinancial, Inc. (1)	629	16,203
South State Corp.	3,090	266,512
Southern First Bancshares, Inc. (1)	447	19,757
Southern National Bancorp of Virginia, Inc.	1,573	28,062
Southside Bancshares, Inc.	2,786	93,832
Spirit of Texas Bancshares, Inc. (1)(2)	171	3,523
State Bank Financial Corp.	3,294	110,020
Stock Yards Bancorp, Inc.	1,843	70,310
Summit Financial Group, Inc.	649	17,419
Tompkins Financial Corp.	1,253	107,608
TowneBank	5,463	175,362
TriCo Bancshares	1,576	59,021
TriState Capital Holdings, Inc. (1)	1,979	51,652
Triumph Bancorp, Inc. (1)	1,993	81,215
Trustmark Corp.	5,505	179,628
UMB Financial Corp.	3,745	285,481
Union Bankshares Corp.	5,323	206,958
Union Bankshares, Inc.	303	15,726
United Bankshares, Inc. (2)	8,441	307,252
United Community Banks, Inc.	6,587	202,023

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Security Bancshares	1,143	12,802
Unity Bancorp, Inc.	677	15,402
Univest Corp. of Pennsylvania	2,279	62,672
Valley National Bancorp (2)	26,810	326,010
Veritex Holdings, Inc. (1)	1,984	61,643
Washington Trust Bancorp, Inc.	1,232	71,579
WesBanco, Inc.	3,697	166,513
West BanCorp., Inc.	1,387	34,883
Westamerica BanCorp. (2)	2,132	120,479
		17,998,660

Beverages - 0.3%
Boston Beer Company, Inc. (The), Class A (1)	712	213,386
Castle Brands, Inc. (1)(2)	7,620	9,068
Celsius Holdings, Inc. (1)(2)	1,928	8,869
Coca-Cola Bottling Co. Consolidated	413	55,809
Craft Brew Alliance, Inc. (1)	855	17,656
MGP Ingredients, Inc.	1,083	96,181
National Beverage Corp. (1)(2)	989	105,724
Primo Water Corp. (1)	2,247	39,300
		545,993

Biotechnology - 6.3%
Abeona Therapeutics, Inc. (1)(2)	2,704	43,264
ACADIA Pharmaceuticals, Inc. (1)	8,124	124,054
Acceleron Pharma, Inc. (1)(2)	3,252	157,787
Achaogen, Inc. (1)(2)	2,546	22,048
Achillion Pharmaceuticals, Inc. (1)	10,118	28,634
Acorda Therapeutics, Inc. (1)	3,713	106,563
Adamas Pharmaceuticals, Inc. (1)(2)	1,883	48,638
ADMA Biologics, Inc. (1)	1,642	7,405
Aduro Biotech, Inc. (1)(2)	5,545	38,815
Adverum Biotechnologies, Inc. (1)	4,398	23,309
Aeglea BioTherapeutics, Inc. (1)	1,379	14,590
Agenus, Inc. (1)(2)	5,577	12,660
Aimmune Therapeutics, Inc. (1)(2)	3,609	97,046
Akebia Therapeutics, Inc. (1)(2)	3,813	38,054
Albireo Pharma, Inc. (1)	688	24,424
Alder Biopharmaceuticals, Inc. (1)(2)	5,401	85,336
Aldeyra Therapeutics, Inc. (1)	1,388	11,035
Allena Pharmaceuticals, Inc. (1)(2)	460	5,994
AMAG Pharmaceuticals, Inc. (1)	3,012	58,734
Amicus Therapeutics, Inc. (1)(2)	15,657	244,562
AnaptysBio, Inc. (1)	1,633	116,008
Apellis Pharmaceuticals, Inc. (1)	3,089	67,958
Arbutus Biopharma Corp. (1)	2,944	21,491
Arcus Biosciences, Inc. (1)	432	5,288

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ardelyx, Inc. (1)	2,393	8,854
Arena Pharmaceuticals, Inc. (1)(2)	4,139	180,460
ArQule, Inc. (1)	7,731	42,752
Array BioPharma, Inc. (1)(2)	16,999	285,243
Arrowhead Pharmaceuticals, Inc (1)(2)	7,256	98,682
Arsanis, Inc. (1)(2)	392	1,423
Atara Biotherapeutics, Inc. (1)(2)	3,329	122,341
Athenex, Inc. (1)	3,528	65,833
Athersys, Inc. (1)(2)	11,234	22,131
Audentes Therapeutics, Inc. (1)	2,496	95,372
AVEO Pharmaceuticals, Inc. (1)(2)	8,174	18,473
Avid Bioservices, Inc. (1)	4,695	18,404
Bellicum Pharmaceuticals, Inc. (1)(2)	4,333	31,978
BioCryst Pharmaceuticals, Inc. (1)(2)	8,297	47,542
Biohaven Pharmaceutical Holding Co., Ltd. (1)(2)	2,329	92,042
BioSpecifics Technologies Corp. (1)	496	22,251
BioTime, Inc. (1)(2)	6,005	12,370
Blueprint Medicines Corp. (1)	3,442	218,498
Calithera Biosciences, Inc. (1)	2,688	13,440
Calyxt, Inc. (1)(2)	700	13,069
Cara Therapeutics, Inc. (1)(2)	2,345	44,907
CareDx, Inc. (1)	2,924	35,790
CASI Pharmaceuticals, Inc. (1)(2)	4,345	35,759
Catalyst Biosciences, Inc. (1)	991	11,565
Catalyst Pharmaceuticals, Inc. (1)	9,063	28,277
Celcuity, Inc. (1)(2)	240	5,957
Cellular Biomedicine Group, Inc. (1)(2)	958	18,729
ChemoCentryx, Inc. (1)	2,120	27,920
Chimerix, Inc. (1)	3,539	16,846
Clovis Oncology, Inc. (1)(2)	3,967	180,380
Cohbar, Inc. (1)	2,016	13,205
Coherus Biosciences, Inc. (1)(2)	3,367	47,138
Concert Pharmaceuticals, Inc. (1)	1,527	25,699
Corbus Pharmaceuticals Holdings, Inc. (1)(2)	3,888	19,634
Corvus Pharmaceuticals, Inc. (1)(2)	1,216	13,352
CTI BioPharma Corp. (1)	4,450	22,161
Cue Biopharma, Inc. (1)(2)	1,576	18,691
Cytokinetics, Inc. (1)(2)	3,647	30,270
CytomX Therapeutics, Inc. (1)	3,239	74,044
Deciphera Pharmaceuticals, Inc. (1)(2)	700	27,545
Denali Therapeutics, Inc. (1)(2)	1,362	20,771
Dicerna Pharmaceuticals, Inc. (1)	3,620	44,345
Dynavax Technologies Corp. (1)	5,186	79,087
Eagle Pharmaceuticals, Inc. (1)(2)	867	65,597
Editas Medicine, Inc. (1)(2)	3,601	129,024
Emergent BioSolutions, Inc. (1)	3,733	188,479
Enanta Pharmaceuticals, Inc. (1)	1,320	152,988

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Epizyme, Inc. (1)(2)	4,180	56,639
Esperion Therapeutics, Inc. (1)(2)	1,993	78,106
Evelo Biosciences, Inc. (1)(2)	373	4,401
Fate Therapeutics, Inc. (1)(2)	4,100	46,494
Fennec Pharmaceuticals, Inc. (1)(2)	914	9,542
FibroGen, Inc. (1)	6,232	390,123
Five Prime Therapeutics, Inc. (1)	2,790	44,110
Flexion Therapeutics, Inc. (1)(2)	2,654	68,606
Fortress Biotech, Inc. (1)	2,656	7,915
Foundation Medicine, Inc. (1)(2)	1,273	174,019
G1 Therapeutics, Inc. (1)	1,618	70,318
Genomic Health, Inc. (1)	1,734	87,394
Geron Corp. (1)(2)	13,270	45,516
Global Blood Therapeutics, Inc. (1)(2)	4,051	183,105
GlycoMimetics, Inc. (1)	2,997	48,342
GTx, Inc. (1)(2)	403	6,170
Halozyme Therapeutics, Inc. (1)	10,685	180,256
Heron Therapeutics, Inc. (1)(2)	5,319	206,643
Homology Medicines, Inc. (1)(2)	864	17,626
Idera Pharmaceuticals, Inc. (1)	11,986	15,822
Immune Design Corp. (1)	2,948	13,413
ImmunoGen, Inc. (1)	10,684	103,955
Immunomedics, Inc. (1)(2)	10,988	260,086
Inovio Pharmaceuticals, Inc. (1)(2)	6,941	27,209
Insmed, Inc. (1)(2)	6,347	150,107
Insys Therapeutics, Inc. (1)(2)	1,760	12,742
Intellia Therapeutics, Inc. (1)(2)	2,581	70,616
Intercept Pharmaceuticals, Inc. (1)	1,808	151,709
Intrexon Corp. (1)(2)	5,972	83,250
Invitae Corp. (1)(2)	5,418	39,822
Iovance Biotherapeutics, Inc. (1)	7,008	89,702
Ironwood Pharmaceuticals, Inc. (1)(2)	11,821	226,018
Jounce Therapeutics, Inc. (1)(2)	1,233	9,445
Kadmon Holdings, Inc. (1)	5,939	23,697
Karyopharm Therapeutics, Inc. (1)	4,019	68,283
Keryx Biopharmaceuticals, Inc. (1)(2)	7,631	28,693
Kindred Biosciences, Inc. (1)	1,848	19,681
Kura Oncology, Inc. (1)(2)	1,720	31,304
La Jolla Pharmaceutical Co. (1)(2)	1,535	44,776
Lexicon Pharmaceuticals, Inc. (1)(2)	3,782	45,384
Ligand Pharmaceuticals, Inc. (1)(2)	1,744	361,305
Loxo Oncology, Inc. (1)(2)	2,213	383,911
MacroGenics, Inc. (1)	3,254	67,195
Madrigal Pharmaceuticals, Inc. (1)	512	143,201
MannKind Corp. (1)(2)	11,365	21,594
MediciNova, Inc. (1)(2)	3,274	26,061
Mersana Therapeutics, Inc. (1)(2)	944	16,860

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MiMedx Group, Inc. (1)(2)	8,619	55,075
Minerva Neurosciences, Inc. (1)	2,206	18,200
Miragen Therapeutics, Inc. (1)	1,109	7,109
Mirati Therapeutics, Inc. (1)(2)	1,416	69,809
Molecular Templates, Inc. (1)	723	3,781
Momenta Pharmaceuticals, Inc. (1)	6,446	131,821
Mustang Bio, Inc. (1)	1,620	11,162
Myriad Genetics, Inc. (1)	5,525	206,469
NantKwest, Inc. (1)(2)	2,681	8,204
Natera, Inc. (1)(2)	2,682	50,475
NewLink Genetics Corp. (1)	1,605	7,640
Novavax, Inc. (1)(2)	32,730	43,858
Nymox Pharmaceutical Corp. (1)	2,502	8,407
OPKO Health, Inc. (1)(2)	26,562	124,841
Organovo Holdings, Inc. (1)(2)	8,100	11,340
Ovid Therapeutics, Inc. (1)	443	3,455
Palatin Technologies, Inc. (1)	16,946	16,434
PDL BioPharma, Inc. (1)	12,664	29,634
Pfenex, Inc. (1)	1,821	9,852
Pieris Pharmaceuticals, Inc. (1)(2)	3,015	15,286
PolarityTE, Inc. (1)(2)	503	11,841
Portola Pharmaceuticals, Inc. (1)(2)	5,211	196,819
Progenics Pharmaceuticals, Inc. (1)(2)	5,871	47,203
Proteostasis Therapeutics, Inc. (1)	2,293	6,397
Prothena Corp. plc (1)(2)	3,249	47,370
PTC Therapeutics, Inc. (1)	3,919	132,188
Puma Biotechnology, Inc. (1)(2)	2,522	149,176
Ra Pharmaceuticals, Inc. (1)(2)	715	7,114
Radius Health, Inc. (1)(2)	3,266	96,249
Recro Pharma, Inc. (1)	1,196	6,004
REGENXBIO, Inc. (1)	2,383	170,980
Repligen Corp. (1)(2)	3,200	150,528
Retrophin, Inc. (1)	3,493	95,219
Rhythm Pharmaceuticals, Inc. (1)	1,016	31,760
Rigel Pharmaceuticals, Inc. (1)	12,610	35,686
Rocket Pharmaceuticals, Inc. (1)(2)	1,870	36,708
Sangamo Therapeutics, Inc. (1)(2)	8,265	117,363
Savara, Inc. (1)	2,257	25,549
Selecta Biosciences, Inc. (1)(2)	1,029	13,634
Seres Therapeutics, Inc. (1)(2)	1,389	11,945
Solid Biosciences, Inc. (1)(2)	758	27,008
Sorrento Therapeutics, Inc. (1)(2)	7,245	52,164
Spark Therapeutics, Inc. (1)(2)	2,622	216,997
Spectrum Pharmaceuticals, Inc. (1)	8,414	176,357
Spero Therapeutics, Inc. (1)	500	7,335
Spring Bank Pharmaceuticals, Inc. (1)	1,085	12,857
Stemline Therapeutics, Inc. (1)(2)	1,930	30,977

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Surface Oncology, Inc. (1)	567	9,248
Syndax Pharmaceuticals, Inc. (1)(2)	1,000	7,020
Synergy Pharmaceuticals, Inc. (1)(2)	19,906	34,636
Synlogic, Inc. (1)	1,223	12,022
Syros Pharmaceuticals, Inc. (1)(2)	2,602	26,566
T2 Biosystems, Inc. (1)	2,618	20,263
TG Therapeutics, Inc. (1)(2)	4,898	64,409
Tocagen, Inc. (1)(2)	1,527	14,262
Tyme Technologies, Inc. (1)	3,620	11,439
Ultragenyx Pharmaceutical, Inc. (1)(2)	3,953	303,867
UNITY Biotechnology, Inc. (1)(2)	415	6,250
Unum Therapeutics, Inc. (1)(2)	276	3,961
Vanda Pharmaceuticals, Inc. (1)	3,866	73,647
Veracyte, Inc. (1)	1,394	13,020
Verastem, Inc. (1)	3,771	25,944
Vericel Corp. (1)	3,341	32,408
Viking Therapeutics, Inc. (1)	4,364	41,414
Vital Therapies, Inc. (1)	2,566	17,577
Voyager Therapeutics, Inc. (1)(2)	1,721	33,628
Xencor, Inc. (1)	3,865	143,044
XOMA Corp. (1)	495	10,336
Zafgen, Inc. (1)	2,005	20,511
ZIOPHARM Oncology, Inc. (1)(2)	10,966	33,117
		12,159,050

Building Products - 1.2%
AAON, Inc.	3,489	116,009
Advanced Drainage Systems, Inc.	3,810	108,776
American Woodmark Corp. (1)	1,194	109,311
Apogee Enterprises, Inc.	2,452	118,113
Armstrong Flooring, Inc. (1)	1,823	25,595
Builders FirstSource, Inc. (1)	9,570	175,035
Caesarstone Ltd. (2)	1,950	29,445
Continental Building Products, Inc. (1)	3,099	97,774
CSW Industrials, Inc. (1)	1,308	69,128
Gibraltar Industries, Inc. (1)	2,724	102,150
Griffon Corp.	2,639	46,974
Insteel Industries, Inc.	1,366	45,624
JELD-WEN Holding, Inc. (1)	5,765	164,821
Masonite International Corp. (1)	2,269	163,028
NCI Building Systems, Inc. (1)	3,510	73,710
Patrick Industries, Inc. (1)	1,955	111,142
PGT Innovations, Inc. (1)	4,125	86,006
Quanex Building Products Corp.	3,015	54,119
Simpson Manufacturing Co., Inc.	3,585	222,951

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trex Co., Inc. (1)	4,927	308,381
Universal Forest Products, Inc.	5,136	188,080
		2,416,172

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A (2)	1,962	20,228
Artisan Partners Asset Management, Inc., Class A	3,911	117,917
Ashford, Inc. (1)	73	4,730
Associated Capital Group, Inc., Class A (2)	224	8,501
B. Riley Financial, Inc. (2)	1,801	40,613
BrightSphere Investment Group plc	7,380	105,239
Cohen & Steers, Inc.	1,874	78,165
Cowen, Inc., Class A (1)(2)	2,148	29,750
Diamond Hill Investment Group, Inc.	250	48,607
Donnelley Financial Solutions, Inc. (1)	2,855	49,591
Federated Investors, Inc., Class B	8,020	187,026
Financial Engines, Inc.	5,337	239,631
GAIN Capital Holdings, Inc. (2)	3,144	23,737
GAMCO Investors, Inc., Class A	342	9,152
Greenhill & Co., Inc. (2)	1,714	48,678
Hamilton Lane, Inc., Class A	1,211	58,092
Houlihan Lokey, Inc.	2,445	125,233
INTL. FCStone, Inc. (1)	1,181	61,069
Investment Technology Group, Inc.	2,642	55,271
Ladenburg Thalmann Financial Services, Inc.	8,462	28,771
Moelis & Co., Class A	3,259	191,140
Oppenheimer Holdings, Inc., Class A	932	26,096
Piper Jaffray Cos.	1,194	91,759
PJT Partners, Inc., Class A	1,588	84,783
Pzena Investment Management, Inc., Class A	1,231	11,337
Safeguard Scientifics, Inc. (1)	1,902	24,346
Siebert Financial Corp. (1)(2)	596	6,210
Silvercrest Asset Management Group, Inc., Class A	548	8,932
Stifel Financial Corp.	5,788	302,423
Value Line, Inc.	91	2,157
Virtus Investment Partners, Inc.	589	75,363
Waddell & Reed Financial, Inc., Class A	6,858	123,238
Westwood Holdings Group, Inc.	603	35,903
WisdomTree Investments, Inc.	9,928	90,146
		2,413,834

Chemicals - 2.0%
A Schulman, Inc.	2,260	100,570
Advanced Emissions Solutions, Inc.	1,851	21,027
AdvanSix, Inc. (1)	2,631	96,374
AgroFresh Solutions, Inc. (1)	1,715	12,022
American Vanguard Corp.	2,506	57,513

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Balchem Corp.	2,718	266,745
Chase Corp.	627	73,516
Ferro Corp. (1)	7,188	149,870
Flotek Industries, Inc. (1)(2)	4,728	15,271
FutureFuel Corp.	1,874	26,255
GCP Applied Technologies, Inc. (1)	5,997	173,613
Hawkins, Inc.	749	26,477
HB Fuller Co.	4,330	232,434
Ingevity Corp. (1)	3,544	286,568
Innophos Holdings, Inc.	1,613	76,779
Innospec, Inc.	2,039	156,085
Intrepid Potash, Inc. (1)	8,313	34,083
KMG Chemicals, Inc.	1,244	91,782
Koppers Holdings, Inc. (1)	1,811	69,452
Kraton Corp. (1)	2,659	122,686
Kronos Worldwide, Inc.	1,877	42,289
LSB Industries, Inc. (1)	1,588	8,416
Marrone Bio Innovations, Inc. (1)	4,928	9,068
Minerals Technologies, Inc.	2,994	225,598
OMNOVA Solutions, Inc. (1)	3,910	40,664
PolyOne Corp.	6,798	293,810
PQ Group Holdings, Inc. (1)	3,089	55,602
Quaker Chemical Corp.	1,117	172,990
Rayonier Advanced Materials, Inc.	4,190	71,607
Sensient Technologies Corp.	3,523	252,071
Stepan Co.	1,696	132,305
Trecora Resources (1)	1,798	26,700
Tredegar Corp.	2,145	50,408
Trinseo S.A.	3,620	256,839
Tronox Ltd., Class A	7,808	153,661
Valhi, Inc.	1,474	7,016
		3,888,166

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	5,683	165,830
ACCO Brands Corp.	8,823	122,199
Advanced Disposal Services, Inc. (1)	5,991	148,457
Brady Corp., Class A	3,952	152,350
Brink's Co. (The)	4,191	334,232
Casella Waste Systems, Inc., Class A (1)	3,332	85,333
CECO Environmental Corp.	2,281	14,005
Cimpress NV (1)	1,851	268,321
CompX International, Inc.	124	1,637
Covanta Holding Corp.	9,669	159,539
Deluxe Corp.	4,054	268,415
Ennis, Inc.	2,271	46,215
Essendant, Inc.	2,957	39,092

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Healthcare Services Group, Inc. (2)	6,074	262,336
Heritage-Crystal Clean, Inc. (1)	1,244	25,004
Herman Miller, Inc.	5,172	175,331
HNI Corp.	3,661	136,189
Interface, Inc.	5,094	116,907
Kimball International, Inc., Class B	2,797	45,200
Knoll, Inc.	4,151	86,382
LSC Communications, Inc.	2,936	45,978
Matthews International Corp., Class A	2,488	146,294
McGrath RentCorp	2,018	127,679
Mobile Mini, Inc.	3,826	179,439
MSA Safety, Inc.	2,816	271,293
Multi-Color Corp.	1,200	77,580
NL Industries, Inc. (1)	532	4,628
Pitney Bowes, Inc.	15,446	132,372
Quad / Graphics, Inc.	2,476	51,575
RR Donnelley & Sons Co.	6,159	35,476
SP Plus Corp. (1)	1,895	70,494
Steelcase, Inc., Class A	7,435	100,373
Team, Inc. (1)	2,411	55,694
Tetra Tech, Inc.	4,620	270,270
UniFirst Corp.	1,305	230,854
US Ecology, Inc.	1,886	120,138
Viad Corp.	1,775	96,294
VSE Corp.	650	31,057
		4,700,462

Communications Equipment - 1.6%
Acacia Communications, Inc. (1)(2)	2,413	83,997
ADTRAN, Inc.	4,115	61,108
Aerohive Networks, Inc. (1)	1,801	7,150
Applied Optoelectronics, Inc. (1)(2)	1,515	68,023
CalAmp Corp. (1)	3,105	72,750
Calix, Inc. (1)	3,092	24,118
Casa Systems, Inc. (1)	1,221	19,939
Ciena Corp. (1)	12,039	319,154
Clearfield, Inc. (1)	1,022	11,293
Comtech Telecommunications Corp.	1,754	55,918
DASAN Zhone Solutions, Inc. (1)	513	5,007
Digi International, Inc. (1)	2,313	30,532
Extreme Networks, Inc. (1)	9,584	76,289
Finisar Corp. (1)(2)	9,795	176,310
Harmonic, Inc. (1)	5,980	25,415
Infinera Corp. (1)	13,303	132,099
InterDigital, Inc.	2,993	242,134
KVH Industries, Inc. (1)	1,491	19,979
Lumentum Holdings, Inc. (1)(2)	5,196	300,848

18 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NETGEAR, Inc. (1)	2,672	167,000
NetScout Systems, Inc. (1)	7,006	208,078
Oclaro, Inc. (1)	14,542	129,860
Plantronics, Inc.	2,716	207,095
Quantenna Communications, Inc. (1)	2,962	46,029
Ribbon Communications, Inc. (1)	4,404	31,356
ViaSat, Inc. (1)(2)	4,556	299,420
Viavi Solutions, Inc. (1)	19,339	198,031
		3,018,932

Construction & Engineering - 1.0%
Aegion Corp. (1)	2,830	72,873
Ameresco, Inc., Class A (1)	1,452	17,424
Argan, Inc.	1,155	47,297
Comfort Systems USA, Inc.	3,203	146,697
Dycom Industries, Inc. (1)	2,549	240,906
EMCOR Group, Inc.	4,838	368,559
Granite Construction, Inc. (2)	3,793	211,118
Great Lakes Dredge & Dock Corp. (1)	5,123	26,896
HC2 Holdings, Inc. (1)(2)	3,578	20,931
IES Holdings, Inc. (1)	610	10,218
Infrastructure and Energy Alternatives, Inc. (1)(2)	1,410	13,127
KBR, Inc.	11,969	214,484
MasTec, Inc. (1)	5,283	268,112
MYR Group, Inc. (1)	1,170	41,488
Northwest Pipe Co. (1)	837	16,213
NV5 Global, Inc. (1)	620	42,966
Orion Group Holdings, Inc. (1)	2,350	19,411
Primoris Services Corp.	3,477	94,679
Sterling Construction Co., Inc. (1)	2,268	29,552
Tutor Perini Corp. (1)	3,186	58,782
Willscot Corp. (1)(2)	2,728	40,374
		2,002,107

Construction Materials - 0.2%
Forterra, Inc. (1)	1,612	15,685
Summit Materials, Inc., Class A (1)	9,531	250,189
United States Lime & Minerals, Inc.	156	13,088
US Concrete, Inc. (1)(2)	1,337	70,192
		349,154

Consumer Finance - 0.7%
Curo Group Holdings Corp. (1)	654	16,317
Elevate Credit, Inc. (1)(2)	1,265	10,702
Encore Capital Group, Inc. (1)	2,107	77,116
Enova International, Inc. (1)	2,903	106,105
EZCORP, Inc., Class A (1)(2)	4,319	52,044

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FirstCash, Inc.	3,710	333,343
Green Dot Corp., Class A (1)	4,013	294,514
LendingClub Corp. (1)	26,066	98,790
Nelnet, Inc., Class A	1,533	89,543
PRA Group, Inc. (1)	3,720	143,406
Regional Management Corp. (1)	935	32,744
World Acceptance Corp. (1)	500	55,505
		1,310,129

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	116,940
Greif, Inc., Class B	446	25,689
Myers Industries, Inc.	2,705	51,936
UFP Technologies, Inc. (1)	499	15,394
		209,959

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,546	80,494
Funko, Inc., Class A (1)	900	11,295
Weyco Group, Inc.	562	20,457
		112,246

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (1)	4,967	238,913
American Public Education, Inc. (1)	1,323	55,698
Cambium Learning Group, Inc. (1)	1,013	11,295
Capella Education Co.	953	94,061
Career Education Corp. (1)	5,930	95,888
Carriage Services, Inc.	1,152	28,282
Chegg, Inc. (1)(2)	8,873	246,581
Houghton Mifflin Harcourt Co. (1)	9,080	69,462
K12, Inc. (1)	3,081	50,436
Laureate Education, Inc., Class A (1)	3,891	55,758
Regis Corp. (1)	3,158	52,233
Sotheby's (1)	3,109	168,943
Strayer Education, Inc.	854	96,511
Weight Watchers International, Inc. (1)	3,213	324,834
		1,588,895

Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior S.A.	2,614	64,330
Cannae Holdings, Inc. (1)	5,606	103,991
FGL Holdings (1)	11,884	99,707
Marlin Business Services Corp.	795	23,731
On Deck Capital, Inc. (1)	3,739	26,173
		317,932

20 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	816	43,060
Cincinnati Bell, Inc. (1)	3,530	55,421
Cogent Communications Holdings, Inc.	3,590	191,706
Consolidated Communications Holdings, Inc. (2)	5,584	69,018
Frontier Communications Corp. (2)	6,905	37,011
Hawaiian Telcom Holdco, Inc. (1)	469	13,564
Intelsat S.A. (1)	3,082	51,346
Iridium Communications, Inc. (1)(2)	8,442	135,916
Ooma, Inc. (1)	1,488	21,055
ORBCOMM, Inc. (1)	5,583	56,388
pdvWireless, Inc. (1)	1,002	25,000
Vonage Holdings Corp. (1)	18,939	244,124
Windstream Holdings, Inc. (2)	3,346	17,634
		961,243

Electric Utilities - 0.9%
ALLETE, Inc.	4,295	332,476
El Paso Electric Co.	3,234	191,129
IDACORP, Inc.	4,125	380,490
MGE Energy, Inc.	2,834	178,684
Otter Tail Corp.	3,182	151,463
PNM Resources, Inc.	6,412	249,427
Portland General Electric Co.	7,322	313,089
Spark Energy, Inc., Class A (2)	1,012	9,867
		1,806,625

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	23,078
Atkore International Group, Inc. (1)	3,386	70,327
AZZ, Inc.	2,237	97,198
Babcock & Wilcox Enterprises, Inc. (1)	2,775	6,605
Encore Wire Corp.	1,601	75,968
Energous Corp. (1)	1,605	23,802
EnerSys	3,559	265,644
Enphase Energy, Inc. (1)	6,624	44,580
FuelCell Energy, Inc. (1)(2)	8,365	11,042
Generac Holdings, Inc. (1)	5,185	268,220
Plug Power, Inc. (1)(2)	19,616	39,624
Powell Industries, Inc.	811	28,247
Preformed Line Products Co.	222	19,709
Sunrun, Inc. (1)(2)	7,461	98,112
Thermon Group Holdings, Inc. (1)	2,669	61,040
TPI Composites, Inc. (1)	906	26,491
Vicor Corp. (1)	1,422	61,928
Vivint Solar, Inc. (1)(2)	1,800	8,910
		1,230,525

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc. (1)	2,505	158,566
AVX Corp.	3,566	55,879
Badger Meter, Inc.	2,464	110,141
Bel Fuse, Inc., Class B	968	20,231
Belden, Inc. (2)	3,395	207,502
Benchmark Electronics, Inc.	3,994	116,425
Control4 Corp. (1)	2,143	52,096
CTS Corp.	2,562	92,232
Daktronics, Inc.	2,960	25,190
Electro Scientific Industries, Inc. (1)(2)	2,738	43,178
ePlus, Inc. (1)	1,064	100,122
Fabrinet (1)	3,011	111,076
FARO Technologies, Inc. (1)	1,341	72,883
Fitbit, Inc., Class A (1)	16,812	109,782
II-VI, Inc. (1)	5,140	223,333
Insight Enterprises, Inc. (1)	2,991	146,350
Iteris, Inc. (1)	2,069	10,014
Itron, Inc. (1)	2,889	173,484
KEMET Corp. (1)	4,697	113,432
Kimball Electronics, Inc. (1)	2,097	38,375
Knowles Corp. (1)	7,626	116,678
Maxwell Technologies, Inc. (1)(2)	2,454	12,761
Mesa Laboratories, Inc. (2)	233	49,182
Methode Electronics, Inc.	2,959	119,248
MTS Systems Corp.	1,475	77,659
Napco Security Technologies, Inc. (1)	1,045	15,309
nLight, Inc. (1)	640	21,158
Novanta, Inc. (1)	2,830	176,309
OSI Systems, Inc. (1)	1,376	106,406
PAR Technology Corp. (1)	873	15,435
Park Electrochemical Corp.	1,804	41,835
PC Connection, Inc.	756	25,099
Plexus Corp. (1)	2,731	162,604
Rogers Corp. (1)	1,584	176,553
Sanmina Corp. (1)	5,713	167,391
ScanSource, Inc. (1)	2,089	84,187
SYNNEX Corp.	2,533	244,460
Tech Data Corp. (1)	3,189	261,881
TTM Technologies, Inc. (1)	8,112	143,015
VeriFone Systems, Inc. (1)	9,355	213,481
Vishay Intertechnology, Inc. (2)	11,320	262,624
Vishay Precision Group, Inc. (1)	1,011	38,570
		4,512,136

22 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 1.8%
Archrock, Inc.	10,193	122,316
Basic Energy Services, Inc. (1)	1,528	16,976
Bristow Group, Inc. (2)	2,689	37,942
C&J Energy Services, Inc. (1)	5,518	130,225
Cactus, Inc., Class A (1)	2,224	75,149
CARBO Ceramics, Inc. (1)(2)	1,515	13,893
Covia Holdings Corp. (1)(2)	2,723	50,539
Dawson Geophysical Co. (1)	1,845	14,576
Diamond Offshore Drilling, Inc. (1)(2)	5,679	118,464
Dril-Quip, Inc. (1)(2)	3,073	157,952
Era Group, Inc. (1)	1,735	22,468
Exterran Corp. (1)	2,624	65,705
Forum Energy Technologies, Inc. (1)	6,985	86,265
Frank's International NV	6,452	50,326
FTS International, Inc. (1)	1,913	27,241
Gulfmark Offshore, Inc. (1)	327	10,955
Helix Energy Solutions Group, Inc. (1)	11,574	96,411
Independence Contract Drilling, Inc. (1)	2,336	9,624
ION Geophysical Corp. (1)	954	23,182
Keane Group, Inc. (1)(2)	4,505	61,583
Key Energy Services, Inc. (1)	906	14,713
Liberty Oilfield Services, Inc., Class A (1)(2)	1,249	23,381
Mammoth Energy Services, Inc. (1)	734	24,927
Matrix Service Co. (1)	2,252	41,324
McDermott International, Inc. (1)(2)	15,081	296,342
Natural Gas Services Group, Inc. (1)	1,066	25,158
NCS Multistage Holdings, Inc. (1)(2)	969	14,080
Newpark Resources, Inc. (1)	7,671	83,230
Nine Energy Service, Inc. (1)	686	22,720
Noble Corp. plc (1)(2)	21,442	135,728
Nuverra Environmental Solutions, Inc. (1)	99	1,188
Ocean Rig UDW, Inc., Class A (1)	4,704	138,674
Oceaneering International, Inc.	7,995	203,553
Oil States International, Inc. (1)	5,061	162,458
PHI, Inc. (1)	1,085	11,034
Pioneer Energy Services Corp. (1)	5,200	30,420
Profire Energy, Inc. (1)	2,116	7,152
ProPetro Holding Corp. (1)	5,771	90,489
Quintana Energy Services, Inc. (1)	520	4,404
RigNet, Inc. (1)	1,109	11,423
Rowan Companies plc, Class A (1)	11,080	179,718
SEACOR Holdings, Inc. (1)	1,397	80,006
SEACOR Marine Holdings, Inc. (1)	1,248	28,816
Select Energy Services, Inc., Class A (1)	3,794	55,127
Smart Sand, Inc. (1)(2)	1,879	9,977
Solaris Oilfield Infrastructure, Inc., Class A (1)(2)	2,541	36,311

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Superior Energy Services, Inc. (1)	13,369	130,214
TETRA Technologies, Inc. (1)	9,415	41,897
Tidewater, Inc. (1)(2)	2,062	59,654
Unit Corp. (1)	4,371	111,723
US Silica Holdings, Inc. (2)	6,531	167,781
		3,435,414

Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	6,593	180,450
Agree Realty Corp.	2,536	133,825
Alexander & Baldwin, Inc.	5,720	134,420
Alexander's, Inc.	184	70,404
American Assets Trust, Inc.	3,378	129,344
Americold Realty Trust	4,445	97,879
Armada Hoffler Properties, Inc.	3,925	58,482
Ashford Hospitality Trust, Inc.	6,276	50,836
Bluerock Residential Growth REIT, Inc. (2)	1,454	12,970
Braemar Hotels & Resorts, Inc.	2,002	22,863
BRT Apartments Corp.	682	8,696
CareTrust REIT, Inc. (2)	6,329	105,631
CatchMark Timber Trust, Inc., Class A	3,692	46,999
CBL & Associates Properties, Inc. (2)	14,116	78,626
Cedar Realty Trust, Inc.	7,099	33,507
Chatham Lodging Trust	3,800	80,636
Chesapeake Lodging Trust	5,134	162,440
City Office REIT, Inc.	2,990	38,362
Clipper Realty, Inc. (2)	1,313	11,213
Community Healthcare Trust, Inc. (2)	1,465	43,760
CoreCivic, Inc.	9,800	234,122
CorEnergy Infrastructure Trust, Inc. (2)	821	30,870
CorePoint Lodging, Inc. (1)	3,663	94,872
Cousins Properties, Inc.	35,581	344,780
DiamondRock Hospitality Co.	16,505	202,681
Easterly Government Properties, Inc.	3,658	72,282
EastGroup Properties, Inc.	2,915	278,557
Education Realty Trust, Inc.	6,349	263,483
Farmland Partners, Inc. (2)	2,798	24,622
First Industrial Realty Trust, Inc.	10,407	346,969
Four Corners Property Trust, Inc.	5,219	128,544
Franklin Street Properties Corp. (2)	9,022	77,228
Front Yard Residential Corp. (2)	4,415	46,004
GEO Group, Inc. (The)	10,121	278,732
Getty Realty Corp.	2,646	74,538
Gladstone Commercial Corp.	2,047	39,343
Gladstone Land Corp.	1,115	14,127
Global Medical REIT, Inc.	1,307	11,580
Global Net Lease, Inc. (2)	5,678	116,002

24 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Government Properties Income Trust (2)	8,106	128,480
Gramercy Property Trust	13,370	365,268
Healthcare Realty Trust, Inc.	10,336	300,571
Hersha Hospitality Trust	3,227	69,219
Independence Realty Trust, Inc.	7,263	74,882
Industrial Logistics Properties Trust	1,706	38,129
InfraREIT, Inc.	3,727	82,628
Innovative Industrial Properties, Inc. (2)	554	20,287
Investors Real Estate Trust	9,894	54,714
iStar, Inc. (1)(2)	5,663	61,104
Jernigan Capital, Inc. (2)	813	15,496
Kite Realty Group Trust	6,589	112,540
LaSalle Hotel Properties	9,241	316,319
Lexington Realty Trust	17,733	154,809
LTC Properties, Inc.	3,456	147,709
Mack-Cali Realty Corp.	7,712	156,399
MedEquities Realty Trust, Inc.	2,516	27,726
Monmouth Real Estate Investment Corp.	6,275	103,726
National Health Investors, Inc.	3,368	248,154
National Storage Affiliates Trust (2)	4,252	131,047
New Senior Investment Group, Inc.	7,208	54,565
NexPoint Residential Trust, Inc.	1,463	41,622
NorthStar Realty Europe Corp.	3,827	55,453
One Liberty Properties, Inc.	1,012	26,727
Pebblebrook Hotel Trust (2)	5,696	221,005
Pennsylvania Real Estate Investment Trust (2)	5,900	64,841
Physicians Realty Trust	14,836	236,486
Piedmont Office Realty Trust, Inc. Class A	10,600	211,258
PotlatchDeltic Corp.	5,241	266,505
Preferred Apartment Communities, Inc., Class A	2,767	47,011
PS Business Parks, Inc.	1,703	218,835
QTS Realty Trust, Inc., Class A	4,209	166,255
Quality Care Properties, Inc. (1)	8,301	178,555
Ramco-Gershenson Properties Trust (2)	6,804	89,881
Retail Opportunity Investments Corp. (2)	9,292	178,035
Rexford Industrial Realty, Inc.	6,529	204,945
RLJ Lodging Trust	14,536	320,519
Ryman Hospitality Properties, Inc.	3,736	310,648
Sabra Health Care REIT, Inc. (2)	14,986	325,646
Safety Income & Growth, Inc.	882	16,732
Saul Centers, Inc.	978	52,401
Select Income REIT	5,478	123,091
Seritage Growth Properties REIT, Class A (2)	2,736	116,088
Spirit MTA REIT (1)	3,524	36,297
STAG Industrial, Inc.	7,846	213,647
Summit Hotel Properties, Inc.	8,982	128,532
Sunstone Hotel Investors, Inc.	18,394	305,708

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tanger Factory Outlet Centers, Inc. (2)	7,419	174,272
Terreno Realty Corp.	4,565	171,964
Tier REIT, Inc.	4,188	99,591
UMH Properties, Inc.	2,445	37,531
Universal Health Realty Income Trust	1,113	71,210
Urban Edge Properties	8,983	205,441
Urstadt Biddle Properties, Inc., Class A	2,285	51,710
Washington Prime Group, Inc. (2)	16,051	130,174
Washington Real Estate Investment Trust	6,781	205,668
Whitestone REIT	3,231	40,323
Xenia Hotels & Resorts, Inc.	8,753	213,223
		12,402,281

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,192	74,966
Chefs' Warehouse, Inc. (The) (1)	1,833	52,240
Ingles Markets, Inc., Class A	1,087	34,567
Natural Grocers by Vitamin Cottage, Inc. (1)	875	11,148
Performance Food Group Co. (1)	8,343	306,188
PriceSmart, Inc. (2)	1,788	161,814
Rite Aid Corp. (1)(2)	87,000	150,510
Smart & Final Stores, Inc. (1)	1,874	10,401
SpartanNash Co.	3,190	81,409
SUPERVALU, Inc. (1)(2)	3,281	67,326
United Natural Foods, Inc. (1)	4,050	172,773
Village Super Market, Inc., Class A	640	18,854
Weis Markets, Inc.	747	39,845
		1,182,041

Food Products - 1.0%
Alico, Inc.	267	8,464
B&G Foods, Inc. (2)	5,223	156,168
Cal-Maine Foods, Inc. (1)	2,448	112,241
Calavo Growers, Inc. (2)	1,337	128,553
Darling Ingredients, Inc. (1)	13,576	269,891
Dean Foods Co.	7,914	83,176
Farmer Bros Co. (1)	847	25,876
Fresh Del Monte Produce, Inc.	2,531	112,756
Freshpet, Inc. (1)(2)	2,152	59,072
Hostess Brands, Inc. (1)	8,294	112,798
J&J Snack Foods Corp.	1,240	189,063
John B. Sanfilippo & Son, Inc.	716	53,306
Lancaster Colony Corp.	1,622	224,517
Landec Corp. (1)	2,282	34,002
Limoneira Co.	753	18,531
Sanderson Farms, Inc.	1,728	181,699
Seneca Foods Corp., Class A (1)	594	16,038

26 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Simply Good Foods Co. (The) (1)	5,116	73,875
Tootsie Roll Industries, Inc. (2)	1,569	48,404
		1,908,430

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,388	110,971
New Jersey Resources Corp.	7,271	325,377
Northwest Natural Gas Co.	2,294	146,357
ONE Gas, Inc.	4,345	324,745
RGC Resources, Inc.	587	17,129
South Jersey Industries, Inc. (2)	6,899	230,909
Southwest Gas Holdings, Inc.	4,026	307,063
Spire, Inc.	4,040	285,426
WGL Holdings, Inc.	4,361	387,039
		2,135,016

Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.	1,894	157,221
Accuray, Inc. (1)	6,420	26,322
AngioDynamics, Inc. (1)	3,206	71,302
Anika Therapeutics, Inc. (1)	1,202	38,464
Antares Pharma, Inc. (1)(2)	12,612	32,539
AtriCure, Inc. (1)(2)	2,794	75,578
Atrion Corp.	110	65,934
Avanos Medical, Inc. (1)	4,043	231,462
AxoGen, Inc. (1)(2)	2,668	134,067
Cardiovascular Systems, Inc. (1)	2,803	90,649
Cerus Corp. (1)	10,738	71,623
CONMED Corp.	2,086	152,695
CryoLife, Inc. (1)	3,149	87,700
CryoPort, Inc. (1)(2)	2,090	32,980
Cutera, Inc. (1)	1,118	45,055
CytoSorbents Corp. (1)	2,668	30,415
Endologix, Inc. (1)(2)	7,000	39,620
FONAR Corp. (1)	535	14,204
GenMark Diagnostics, Inc. (1)(2)	3,729	23,791
Glaukos Corp. (1)(2)	2,924	118,831
Globus Medical, Inc., Class A (1)	6,051	305,334
Haemonetics Corp. (1)	4,382	392,978
Helius Medical Technologies, Inc. (1)(2)	1,518	14,451
Heska Corp. (1)	514	53,348
Inogen, Inc. (1)	1,440	268,315
Integer Holdings Corp. (1)	2,583	166,991
IntriCon Corp. (1)	564	22,729
Invacare Corp. (2)	2,498	46,463
iRadimed Corp. (1)	282	5,852
iRhythm Technologies, Inc. (1)	1,981	160,719

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 27

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
K2M Group Holdings, Inc. (1)	3,561	80,123
Lantheus Holdings, Inc. (1)	3,109	45,236
LeMaitre Vascular, Inc.	1,302	43,591
LivaNova plc (1)	4,059	405,169
Meridian Bioscience, Inc.	3,556	56,540
Merit Medical Systems, Inc. (1)	4,093	209,562
Natus Medical, Inc. (1)	2,809	96,911
Neogen Corp. (1)	4,194	336,317
Nevro Corp. (1)(2)	2,432	194,195
Novocure Ltd. (1)	6,033	188,833
NuVasive, Inc. (1)	4,291	223,647
Nuvectra Corp. (1)	1,129	23,178
NxStage Medical, Inc. (1)	5,498	153,394
OraSure Technologies, Inc. (1)	4,811	79,237
Orthofix International NV (1)	1,448	82,275
OrthoPediatrics Corp. (1)	400	10,656
Oxford Immunotec Global plc (1)	1,917	24,710
Pulse Biosciences, Inc. (1)(2)	800	12,112
Quidel Corp. (1)	2,752	183,008
Rockwell Medical, Inc. (1)(2)	3,471	17,112
RTI Surgical, Inc. (1)	4,427	20,364
SeaSpine Holdings Corp. (1)	1,048	13,226
Senseonics Holdings, Inc. (1)	4,740	19,481
Sientra, Inc. (1)(2)	2,102	41,010
STAAR Surgical Co. (1)	3,235	100,285
SurModics, Inc. (1)	1,145	63,204
Tactile Systems Technology, Inc. (1)(2)	1,512	78,624
Tandem Diabetes Care, Inc. (1)	3,661	80,615
TransEnterix, Inc. (1)(2)	12,517	54,574
Utah Medical Products, Inc.	296	32,604
Varex Imaging Corp. (1)	3,308	122,694
ViewRay, Inc. (1)(2)	4,356	30,144
Wright Medical Group NV (1)(2)	8,840	229,486
		6,329,749

Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (1)(2)	500	4,685
Addus HomeCare Corp. (1)	636	36,411
Amedisys, Inc. (1)	2,281	194,934
American Renal Associates Holdings, Inc. (1)	680	10,724
AMN Healthcare Services, Inc. (1)(2)	3,800	222,680
Apollo Medical Holdings, Inc. (1)(2)	2,066	53,427
BioScrip, Inc. (1)	9,711	28,453
BioTelemetry, Inc. (1)(2)	2,654	119,430
Brookdale Senior Living, Inc. (1)	15,634	142,113
Capital Senior Living Corp. (1)	2,506	26,739
Civitas Solutions, Inc. (1)	1,020	16,728

28 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Community Health Systems, Inc. (1)(2)	8,353	27,732
CorVel Corp. (1)	831	44,874
Cross Country Healthcare, Inc. (1)	2,877	32,366
Diplomat Pharmacy, Inc. (1)(2)	4,672	119,416
Ensign Group, Inc. (The)	3,978	142,492
Genesis Healthcare, Inc. (1)(2)	2,829	6,479
HealthEquity, Inc. (1)(2)	4,563	342,681
Kindred Healthcare, Inc. (1)	7,278	65,502
LHC Group, Inc. (1)	2,515	215,259
LifePoint Health, Inc. (1)	3,048	148,742
Magellan Health, Inc. (1)	1,968	188,830
National HealthCare Corp.	985	69,324
National Research Corp., Class A	681	25,469
Owens & Minor, Inc. (2)	5,393	90,117
Patterson Cos., Inc.	6,599	149,599
PetIQ, Inc. (1)(2)	618	16,600
Providence Service Corp. (The) (1)	931	73,130
Quorum Health Corp. (1)	2,427	12,135
R1 RCM, Inc. (1)	8,804	76,419
RadNet, Inc. (1)	2,930	43,950
Select Medical Holdings Corp. (1)	9,219	167,325
Surgery Partners, Inc. (1)	1,656	24,674
Tenet Healthcare Corp. (1)	6,799	228,243
Tivity Health, Inc. (1)	3,207	112,886
Triple-S Management Corp., Class B (1)	1,643	64,176
US Physical Therapy, Inc.	1,039	99,744
		3,444,488

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (1)	14,810	177,720
Castlight Health, Inc., Class B (1)(2)	5,617	23,872
Computer Programs & Systems, Inc.	938	30,860
Cotiviti Holdings, Inc. (1)	3,292	145,276
Evolent Health, Inc., Class A (1)(2)	5,757	121,185
HealthStream, Inc.	2,005	54,757
HMS Holdings Corp. (1)	7,279	157,372
Inovalon Holdings, Inc., Class A (1)(2)	5,504	54,627
Inspire Medical Systems, Inc. (1)(2)	611	21,788
Medidata Solutions, Inc. (1)(2)	4,744	382,177
NantHealth, Inc. (1)(2)	548	1,814
Omnicell, Inc. (1)	3,074	161,231
Quality Systems, Inc. (1)	4,587	89,447
Simulations Plus, Inc.	960	21,360
Tabula Rasa HealthCare, Inc. (1)	1,412	90,128
Teladoc, Inc. (1)	5,142	298,493
Vocera Communications, Inc. (1)	2,455	73,380
		1,905,487

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 29

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hotels, Restaurants & Leisure - 2.9%
BBX Capital Corp.	5,432	49,051
Belmond Ltd., Class A (1)	7,856	87,594
Biglari Holdings, Inc., Class A (1)	8	7,600
Biglari Holdings, Inc., Class B (1)	80	14,679
BJ's Restaurants, Inc.	1,671	100,260
Bloomin' Brands, Inc.	6,931	139,313
Bluegreen Vacations Corp. (2)	637	15,161
Bojangles', Inc. (1)	1,522	21,917
Boyd Gaming Corp.	6,857	237,664
Brinker International, Inc. (2)	3,601	171,408
Carrols Restaurant Group, Inc. (1)	3,096	45,976
Century Casinos, Inc. (1)	1,662	14,542
Cheesecake Factory, Inc. (The)	3,461	190,563
Churchill Downs, Inc.	989	293,238
Chuy's Holdings, Inc. (1)	1,271	39,020
Cracker Barrel Old Country Store, Inc. (2)	1,658	258,996
Dave & Buster's Entertainment, Inc. (1)(2)	3,322	158,127
Del Frisco's Restaurant Group, Inc. (1)	2,117	26,674
Del Taco Restaurants, Inc. (1)	2,895	41,051
Denny's Corp. (1)	4,997	79,602
Dine Brands Global, Inc. (2)	1,363	101,952
Drive Shack, Inc. (1)	5,300	40,916
El Pollo Loco Holdings, Inc. (1)	1,580	18,012
Eldorado Resorts, Inc. (1)(2)	5,343	208,911
Empire Resorts, Inc. (1)(2)	270	5,346
Fiesta Restaurant Group, Inc. (1)	2,070	59,409
Golden Entertainment, Inc. (1)(2)	1,501	40,512
Habit Restaurants, Inc., (The), Class A (1)	1,773	17,730
ILG, Inc.	8,987	296,841
International Speedway Corp., Class A	2,154	96,284
J. Alexander's Holdings, Inc. (1)	1,066	11,886
Jack in the Box, Inc.	2,506	213,311
Lindblad Expeditions Holdings, Inc. (1)	1,147	15,198
Marriott Vacations Worldwide Corp. (2)	1,830	206,717
Monarch Casino & Resort, Inc. (1)	917	40,394
Nathan's Famous, Inc.	237	22,302
Noodles & Co. (1)(2)	970	11,931
Papa John's International, Inc. (2)	1,738	88,151
Penn National Gaming, Inc. (1)	7,133	239,597
Pinnacle Entertainment, Inc. (1)	4,276	144,229
Planet Fitness, Inc., Class A (1)	7,399	325,112
PlayAGS, Inc. (1)	1,366	36,978
Potbelly Corp. (1)	1,684	21,808
RCI Hospitality Holdings, Inc.	797	25,225
Red Lion Hotels Corp. (1)	1,106	12,885
Red Robin Gourmet Burgers, Inc. (1)(2)	1,090	50,794

30 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Red Rock Resorts, Inc., Class A	5,966	199,861
Ruth's Hospitality Group, Inc.	2,317	64,992
Scientific Games Corp., Class A (1)	4,584	225,304
SeaWorld Entertainment, Inc. (1)	4,345	94,808
Shake Shack, Inc., Class A (1)(2)	1,927	127,529
Sonic Corp. (2)	2,851	98,131
Speedway Motorsports, Inc.	1,049	18,211
Texas Roadhouse, Inc.	5,653	370,328
Town Sports International Holdings, Inc. (1)	1,228	17,867
Wingstop, Inc.	2,551	132,958
Zoe's Kitchen, Inc. (1)(2)	1,491	14,552
		5,709,408

Household Durables - 1.5%
AV Homes, Inc. (1)	824	17,634
Bassett Furniture Industries, Inc.	830	22,867
Beazer Homes USA, Inc. (1)	2,686	39,618
Cavco Industries, Inc. (1)	750	155,737
Century Communities, Inc. (1)	2,337	73,732
Ethan Allen Interiors, Inc.	1,924	47,138
Flexsteel Industries, Inc.	560	22,344
GoPro, Inc., Class A (1)(2)	8,727	56,202
Green Brick Partners, Inc. (1)	1,909	18,708
Hamilton Beach Brands Holding Co., Class A	584	16,965
Helen of Troy Ltd. (1)	2,231	219,642
Hooker Furniture Corp.	834	39,115
Hovnanian Enterprises, Inc., Class A (1)	9,758	15,906
Installed Building Products, Inc. (1)	1,894	107,106
iRobot Corp. (1)	2,319	175,711
KB Home	7,206	196,291
La-Z-Boy, Inc.	3,892	119,095
LGI Homes, Inc. (1)(2)	1,518	87,634
Lifetime Brands, Inc.	858	10,854
M/I Homes, Inc. (1)	2,260	59,845
MDC Holdings, Inc.	3,875	119,234
Meritage Homes Corp. (1)	3,303	145,167
New Home Co., Inc. (The) (1)	775	7,727
PICO Holdings, Inc.	1,974	22,997
Purple Innovation, Inc. (1)	356	3,026
Roku, Inc. (1)(2)	3,600	153,432
Skyline Champion Corp. (2)	611	21,409
Taylor Morrison Home Corp., Class A (1)	9,400	195,332
TopBuild Corp. (1)	3,024	236,900
TRI Pointe Group, Inc. (1)	12,765	208,835
Tupperware Brands Corp.	4,279	176,466
Turtle Beach Corp. (1)	694	14,102
Universal Electronics, Inc. (1)	1,223	40,420

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 31

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Vuzix Corp. (1)(2)	2,084	15,526
William Lyon Homes, Class A (1)	2,707	62,802
ZAGG, Inc. (1)	2,279	39,427
		2,964,946

Household Products - 0.2%
Central Garden & Pet Co. (1)	789	34,306
Central Garden & Pet Co., Class A (1)	3,098	125,376
HRG Group, Inc. (1)	10,248	134,146
Oil-Dri Corp. of America	406	17,109
WD-40 Co. (2)	1,138	166,432
		477,369

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (1)	10,236	22,519
NRG Yield, Inc., Class A	2,663	45,404
NRG Yield, Inc., Class C	5,481	94,273
Ormat Technologies, Inc.	3,359	178,665
Pattern Energy Group, Inc. (2)	6,822	127,913
TerraForm Power, Inc., Class A	6,070	71,019
		539,793

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	122,040

Insurance - 2.5%
Ambac Financial Group, Inc. (1)	3,798	75,390
American Equity Investment Life Holding Co.	7,661	275,796
AMERISAFE, Inc.	1,636	94,479
Amtrust Financial Services, Inc.	9,274	135,122
Argo Group International Holdings Ltd.	2,702	157,121
Baldwin & Lyons, Inc., Class B	853	20,813
Citizens, Inc. (1)(2)	3,380	26,330
CNO Financial Group, Inc.	13,937	265,360
Crawford & Co., Class B	933	8,070
Donegal Group, Inc., Class A	916	12,467
eHealth, Inc. (1)	1,593	35,205
EMC Insurance Group, Inc.	745	20,696
Employers Holdings, Inc.	2,669	107,294
Enstar Group Ltd. (1)	983	203,776
FBL Financial Group, Inc., Class A	766	60,323
FedNat Holding Co.	1,014	23,393
Genworth Financial, Inc., Class A (1)	43,475	195,638
Global Indemnity Ltd.	810	31,574
Goosehead Insurance, Inc., Class A (1)(2)	744	18,570
Greenlight Capital Re Ltd., Class A (1)	2,647	37,587
Hallmark Financial Services, Inc. (1)	1,205	12,026

32 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
HCI Group, Inc.	801	33,298
Health Insurance Innovations, Inc., Class A (1)	983	31,800
Heritage Insurance Holdings, Inc. (2)	1,906	31,773
Horace Mann Educators Corp.	3,502	156,189
Independence Holding Co.	394	13,101
Infinity Property & Casualty Corp.	885	125,980
Investors Title Co.	111	20,497
James River Group Holdings Ltd.	2,155	84,670
Kemper Corp.	3,272	247,527
Kingstone Cos., Inc.	796	13,452
Kinsale Capital Group, Inc.	1,696	93,043
Maiden Holdings Ltd.	5,756	44,609
MBIA, Inc. (1)	8,169	73,848
National General Holdings Corp.	5,186	136,547
National Western Life Group, Inc., Class A	193	59,301
Navigators Group, Inc. (The)	1,783	101,631
NI Holdings, Inc. (1)	903	15,306
Primerica, Inc.	3,713	369,815
ProAssurance Corp.	4,618	163,708
RLI Corp.	3,285	217,434
Safety Insurance Group, Inc.	1,242	106,067
Selective Insurance Group, Inc.	4,910	270,050
State Auto Financial Corp.	1,338	40,020
Stewart Information Services Corp.	1,974	85,020
Third Point Reinsurance Ltd. (1)	7,030	87,875
Tiptree, Inc., Class A	2,311	15,715
Trupanion, Inc. (1)	1,971	76,081
United Fire Group, Inc.	1,866	101,716
United Insurance Holdings Corp.	1,483	29,037
Universal Insurance Holdings, Inc.	2,530	88,803
WMIH Corp. (1)	15,822	21,201
		4,772,144

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A (1)	2,081	26,117
Duluth Holdings, Inc., Class B (1)	634	15,083
Gaia, Inc. (1)(2)	1,050	21,262
Groupon, Inc. (1)(2)	38,827	166,956
Lands' End, Inc. (1)	879	24,524
Liberty Expedia Holdings, Inc., Class A (1)	4,550	199,927
Liberty TripAdvisor Holdings, Inc., Class A (1)	6,271	100,963
Nutrisystem, Inc. (2)	2,608	100,408
Overstock.com, Inc. (1)(2)	1,867	62,824
PetMed Express, Inc. (2)	1,778	78,321
Shutterfly, Inc. (1)	2,825	254,335
		1,050,720

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 33

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Internet Software & Services - 3.3%
Alarm.com Holdings, Inc. (1)	2,570	103,777
Alteryx, Inc., Class A (1)(2)	2,420	92,347
Amber Road, Inc. (1)	1,500	14,115
Appfolio, Inc., Class A (1)	1,254	76,682
Apptio, Inc., Class A (1)(2)	2,790	100,998
Benefitfocus, Inc. (1)(2)	1,395	46,872
Blucora, Inc. (1)	3,911	144,707
Box, Inc., Class A (1)	10,333	258,222
Brightcove, Inc. (1)	2,425	23,401
Carbonite, Inc. (1)	2,169	75,698
Cardlytics, Inc. (1)(2)	460	10,010
Care.com, Inc. (1)	1,247	26,037
Cargurus, Inc. (1)	4,086	141,948
Cars.com, Inc. (1)	6,321	179,453
ChannelAdvisor Corp. (1)	1,855	26,063
Cision Ltd. (1)	3,270	48,887
Cloudera, Inc. (1)(2)	8,271	112,816
Cornerstone OnDemand, Inc. (1)	4,572	216,850
Coupa Software, Inc. (1)	4,409	274,416
eGain Corp. (1)	1,491	22,514
Endurance International Group Holdings, Inc. (1)	5,998	59,680
Envestnet, Inc. (1)	3,782	207,821
Etsy, Inc. (1)	9,759	411,732
Five9, Inc. (1)(2)	4,576	158,192
Fusion Connect, Inc. (1)(2)	1,892	7,454
Gogo, Inc. (1)(2)	5,004	24,319
GTT Communications, Inc. (1)(2)	3,054	137,430
Hortonworks, Inc. (1)	5,771	105,148
Instructure, Inc. (1)	2,633	112,034
Internap Corp. (1)(2)	1,753	18,266
j2 Global, Inc.	3,965	343,409
Leaf Group Ltd. (1)	1,040	11,284
Limelight Networks, Inc. (1)	9,183	41,048
Liquidity Services, Inc. (1)	2,122	13,899
LivePerson, Inc. (1)	4,955	104,551
Meet Group, Inc. (The) (1)(2)	5,878	26,333
MINDBODY, Inc., Class A (1)(2)	3,358	129,619
New Relic, Inc. (1)	3,723	374,497
NIC, Inc.	5,484	85,276
Pandora Media, Inc. (1)(2)	20,690	163,037
Q2 Holdings, Inc. (1)	3,055	174,288
QuinStreet, Inc. (1)	2,943	37,376
Quotient Technology, Inc. (1)(2)	6,468	84,731
Reis, Inc.	719	15,674
Remark Holdings, Inc. (1)(2)	2,607	10,193
SendGrid, Inc. (1)	700	18,564

34 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ShotSpotter, Inc. (1)	604	22,910
Shutterstock, Inc. (1)	1,515	71,902
SPS Commerce, Inc. (1)	1,431	105,150
Stamps.com, Inc. (1)	1,448	366,416
TechTarget, Inc. (1)	1,656	47,030
Telaria, Inc. (1)	3,708	14,980
Trade Desk, Inc. (The), Class A (1)	2,597	243,599
Travelzoo, Inc. (1)	416	7,114
TrueCar, Inc. (1)(2)	7,838	79,085
Tucows, Inc., Class A (1)(2)	790	47,914
Veritone, Inc. (1)(2)	767	12,901
Web.com Group, Inc. (1)	3,382	87,425
XO Group, Inc. (1)	2,064	66,048
Yelp, Inc. (1)	6,820	267,208
Yext, Inc. (1)(2)	6,973	134,858
		6,446,208

IT Services - 1.6%
Acxiom Corp. (1)	6,698	200,605
CACI International, Inc., Class A (1)	1,995	336,257
Cardtronics plc, Class A (1)	3,046	73,652
Cass Information Systems, Inc.	1,037	71,366
ConvergeOne Holdings, Inc.	1,956	18,367
Convergys Corp.	7,795	190,510
CSG Systems International, Inc.	2,770	113,210
Everi Holdings, Inc. (1)	5,591	40,255
EVERTEC, Inc.	5,077	110,932
Exela Technologies, Inc. (1)(2)	4,038	19,181
ExlService Holdings, Inc. (1)	2,811	159,131
Hackett Group, Inc. (The)	1,931	31,031
Information Services Group, Inc. (1)	2,421	9,926
ManTech International Corp., Class A	2,262	121,334
MAXIMUS, Inc.	5,466	339,493
MoneyGram International, Inc. (1)	2,614	17,488
Perficient, Inc. (1)	2,876	75,840
Perspecta, Inc.	12,000	246,600
PFSweb, Inc. (1)	1,362	13,239
Presidio, Inc. (1)(2)	2,664	34,898
PRGX Global, Inc. (1)	1,817	17,625
Science Applications International Corp.	3,479	281,555
ServiceSource International, Inc. (1)	5,266	20,748
Sykes Enterprises, Inc. (1)	3,342	96,183
Syntel, Inc. (1)	3,152	101,148
Travelport Worldwide Ltd.	10,900	202,086
TTEC Holdings, Inc.	1,255	43,360

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 35

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Unisys Corp. (1)(2)	3,852	49,691
Virtusa Corp. (1)	2,429	118,244
		3,153,955

Leisure Products - 0.4%
Acushnet Holdings Corp.	2,689	65,773
American Outdoor Brands Corp. (1)	4,733	56,938
Callaway Golf Co.	8,143	154,473
Clarus Corp. (1)	1,804	14,883
Escalade, Inc.	888	12,521
Johnson Outdoors, Inc., Class A	405	34,235
Malibu Boats, Inc., Class A (1)	1,736	72,808
Marine Products Corp.	813	14,455
MCBC Holdings, Inc. (1)	1,615	46,754
Nautilus, Inc. (1)	2,675	41,997
Sturm Ruger & Co., Inc.	1,458	81,648
Vista Outdoor, Inc. (1)	5,021	77,775
		674,260

Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (1)	2,287	51,000
Cambrex Corp. (1)	2,752	143,930
ChromaDex Corp. (1)(2)	3,310	12,280
Codexis, Inc. (1)(2)	4,127	59,429
Enzo Biochem, Inc. (1)	3,092	16,048
Fluidigm Corp. (1)(2)	2,221	13,237
Harvard Bioscience, Inc. (1)	2,884	15,429
Luminex Corp.	3,221	95,116
Medpace Holdings, Inc. (1)	1,013	43,559
NanoString Technologies, Inc. (1)	1,353	18,509
NeoGenomics, Inc. (1)(2)	4,132	54,171
Pacific Biosciences of California, Inc. (1)(2)	8,829	31,343
Quanterix Corp. (1)	420	6,031
Syneos Health, Inc. (1)	4,598	215,646
		775,728

Machinery - 3.5%
Actuant Corp., Class A	5,083	149,186
Alamo Group, Inc.	815	73,643
Albany International Corp., Class A	2,473	148,751
Altra Industrial Motion Corp.	2,517	108,483
American Railcar Industries, Inc.	687	27,123
Astec Industries, Inc.	1,870	111,826
Barnes Group, Inc.	4,106	241,843
Blue Bird Corp. (1)	991	22,149
Briggs & Stratton Corp.	3,442	60,614
Chart Industries, Inc. (1)	2,569	158,456

36 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CIRCOR International, Inc.	1,323	48,898
Columbus McKinnon Corp.	1,673	72,541
Commercial Vehicle Group, Inc. (1)	2,209	16,214
DMC Global, Inc.	1,092	49,031
Douglas Dynamics, Inc.	1,724	82,752
Eastern Co. (The)	490	13,745
Energy Recovery, Inc. (1)(2)	2,683	21,679
EnPro Industries, Inc.	1,761	123,182
ESCO Technologies, Inc.	2,195	126,652
Evoqua Water Technologies Corp. (1)(2)	6,364	130,462
Federal Signal Corp.	4,825	112,374
Franklin Electric Co., Inc.	3,978	179,408
FreightCar America, Inc.	1,042	17,495
Gencor Industries, Inc. (1)	603	9,738
Global Brass & Copper Holdings, Inc.	1,904	59,690
Gorman-Rupp Co. (The)	1,373	48,055
Graham Corp.	863	22,274
Greenbrier Cos., Inc. (The) (2)	2,628	138,627
Harsco Corp. (1)	6,801	150,302
Hillenbrand, Inc.	5,117	241,267
Hurco Cos., Inc.	529	23,673
Hyster-Yale Materials Handling, Inc.	907	58,275
John Bean Technologies Corp.	2,558	227,406
Kadant, Inc.	952	91,535
Kennametal, Inc.	6,794	243,905
LB Foster Co., Class A (1)	731	16,776
Lindsay Corp.	920	89,231
Lydall, Inc. (1)	1,313	57,312
Manitex International, Inc. (1)	1,323	16,511
Manitowoc Co., Inc. (The) (1)	2,727	70,520
Meritor, Inc. (1)	7,355	151,292
Milacron Holdings Corp. (1)	6,238	118,085
Miller Industries, Inc.	1,050	26,828
Mueller Industries, Inc.	4,894	144,422
Mueller Water Products, Inc., Class A	13,464	157,798
Navistar International Corp. (1)	4,102	167,033
NN, Inc.	2,378	44,944
Omega Flex, Inc.	248	19,619
Park-Ohio Holdings Corp.	726	27,080
Proto Labs, Inc. (1)	2,312	275,012
RBC Bearings, Inc. (1)	1,959	252,339
REV Group, Inc. (2)	2,574	43,784
Rexnord Corp. (1)	8,796	255,612
Spartan Motors, Inc.	2,591	39,124
SPX Corp. (1)	3,739	131,052
SPX FLOW, Inc. (1)	3,637	159,192
Standex International Corp.	1,097	112,113

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 37

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sun Hydraulics Corp.	2,322	111,897
Tennant Co.	1,548	122,292
Titan International, Inc.	3,947	42,351
TriMas Corp. (1)	3,997	117,512
Twin Disc, Inc. (1)	749	18,590
Wabash National Corp.	5,241	97,797
Watts Water Technologies, Inc., Class A	2,402	188,317
Woodward, Inc.	4,574	351,558
		6,837,247

Marine - 0.1%
Costamare, Inc.	3,142	25,073
Eagle Bulk Shipping, Inc. (1)	3,373	18,349
Genco Shipping & Trading Ltd. (1)	675	10,463
Matson, Inc.	3,737	143,426
Safe Bulkers, Inc. (1)	4,225	14,365
Scorpio Bulkers, Inc.	4,249	30,168
		241,844

Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	3,946	62,741
Beasley Broadcast Group, Inc., Class A	429	4,805
Boston Omaha Corp., Class A (1)(2)	425	8,955
Central European Media Enterprises Ltd., Class A (1)	6,603	27,402
Clear Channel Outdoor Holdings, Inc., Class A	3,136	13,485
Daily Journal Corp. (1)(2)	88	20,258
Emerald Expositions Events, Inc.	2,053	42,292
Entercom Communications Corp., Class A (2)	10,833	81,789
Entravision Communications Corp., Class A	5,618	28,090
Eros International plc (1)(2)	2,183	28,379
EW Scripps Co., (The), Class A	3,793	50,788
Fluent, Inc. (1)(2)	1,183	2,898
Gannett Co., Inc.	10,154	108,648
Gray Television, Inc. (1)	6,791	107,298
Hemisphere Media Group, Inc. (1)	1,449	18,982
IMAX Corp. (1)	4,366	96,707
Liberty Latin America Ltd., Class A (1)	3,700	70,744
Liberty Latin America Ltd., Class C (1)	9,482	183,761
Liberty Media Corp-Liberty Braves, Class A (1)	713	18,331
Liberty Media Corp-Liberty Braves, Class C (1)(2)	3,012	77,890
LiveXLive Media, Inc. (1)	401	2,314
Loral Space & Communications, Inc. (1)	1,011	38,014
Marcus Corp. (The)	1,417	46,053
MDC Partners, Inc., Class A (1)	4,777	21,974
Meredith Corp. (2)	3,302	168,402
MSG Networks, Inc., Class A (1)	4,763	114,074
National CineMedia, Inc.	6,430	54,012

38 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New Media Investment Group, Inc.	4,995	92,308
New York Times Co., (The), Class A (2)	10,749	278,399
Nexstar Media Group, Inc., Class A	3,818	280,241
Reading International, Inc., Class A (1)	1,506	24,021
Saga Communications, Inc., Class A	394	15,169
Scholastic Corp.	2,336	103,508
Sinclair Broadcast Group, Inc., Class A (2)	6,162	198,108
TEGNA, Inc.	18,200	197,470
tronc, Inc. (1)	1,415	24,451
WideOpenWest, Inc. (1)(2)	1,802	17,407
World Wrestling Entertainment, Inc., Class A	3,520	256,326
		2,986,494

Metals & Mining - 1.3%
AK Steel Holding Corp. (1)(2)	27,698	120,209
Allegheny Technologies, Inc. (1)(2)	10,800	271,296
Carpenter Technology Corp.	3,994	209,964
Century Aluminum Co. (1)	4,377	68,938
Cleveland-Cliffs, Inc. (1)(2)	25,102	211,610
Coeur Mining, Inc. (1)	15,243	115,847
Commercial Metals Co.	9,924	209,496
Compass Minerals International, Inc.	2,976	195,672
Ferroglobe Representation & Warranty Insurance Trust (1)(3)	5,015	—
Gold Resource Corp.	3,896	25,675
Haynes International, Inc.	1,062	39,018
Hecla Mining Co.	34,608	120,436
Kaiser Aluminum Corp.	1,444	150,335
Klondex Mines Ltd. (1)	11,322	26,154
Materion Corp.	1,555	84,203
Olympic Steel, Inc.	846	17,267
Ramaco Resources, Inc. (1)	430	2,993
Ryerson Holding Corp. (1)	965	10,760
Schnitzer Steel Industries, Inc., Class A	2,273	76,600
SunCoke Energy, Inc. (1)	5,034	67,455
Synalloy Corp.	692	13,805
Tahoe Resources, Inc.	26,000	127,920
TimkenSteel Corp. (1)(2)	3,081	50,374
Universal Stainless & Alloy Products, Inc. (1)	585	13,847
Warrior Met Coal, Inc.	2,840	78,299
Worthington Industries, Inc.	3,679	154,407
		2,462,580

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust, Inc.	2,395	45,002
Anworth Mortgage Asset Corp.	8,089	40,202
Apollo Commercial Real Estate Finance, Inc. (2)	10,292	188,138
Arbor Realty Trust, Inc. (2)	4,489	46,820

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 39

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ares Commercial Real Estate Corp.	2,562	35,381
ARMOUR Residential REIT, Inc. (2)	3,552	81,021
Blackstone Mortgage Trust, Inc., Class A (2)	8,500	267,155
Capstead Mortgage Corp.	8,250	73,837
Cherry Hill Mortgage Investment Corp.	1,030	18,396
Colony Credit Real Estate, Inc. (2)	6,877	142,560
CYS Investments, Inc.	13,300	99,750
Dynex Capital, Inc.	3,496	22,829
Exantas Capital Corp.	2,766	28,158
Granite Point Mortgage Trust, Inc.	3,660	67,161
Great Ajax Corp.	1,009	13,198
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (2)	4,061	80,205
Invesco Mortgage Capital, Inc.	9,724	154,612
KKR Real Estate Finance Trust, Inc. (2)	909	17,980
Ladder Capital Corp.	7,131	111,386
MTGE Investment Corp.	3,949	77,400
New York Mortgage Trust, Inc.	9,264	55,677
Orchid Island Capital, Inc. (2)	3,691	27,756
PennyMac Mortgage Investment Trust (2)	5,125	97,324
Redwood Trust, Inc.	6,587	108,488
Sutherland Asset Management Corp.	1,486	24,147
TPG RE Finance Trust, Inc.	2,646	53,767
Western Asset Mortgage Capital Corp.	3,699	38,544
		2,016,894

Multi-Utilities - 0.4%
Avista Corp.	5,439	286,418
Black Hills Corp. (2)	4,468	273,486
NorthWestern Corp.	4,024	230,374
Unitil Corp.	1,083	55,276
		845,554

Multiline Retail - 0.3%
Big Lots, Inc.	3,663	153,040
Dillard's, Inc., Class A (2)	920	86,940
J.C. Penney Co., Inc. (1)(2)	27,238	63,737
Ollie's Bargain Outlet Holdings, Inc. (1)	4,022	291,595
Sears Holdings Corp. (1)(2)	877	2,078
		597,390

Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (1)	12,335	35,648
Adams Resources & Energy, Inc.	189	8,127
Alta Mesa Resources, Inc. (1)	8,216	55,951
Amyris, Inc. (1)	2,003	12,799
Approach Resources, Inc. (1)(2)	3,777	9,216
Arch Coal, Inc., Class A	1,630	127,841

40 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ardmore Shipping Corp. (1)	2,717	22,279
Bonanza Creek Energy, Inc. (1)	1,784	67,560
California Resources Corp. (1)(2)	3,768	171,218
Callon Petroleum Co. (1)(2)	18,135	194,770
Carrizo Oil & Gas, Inc. (1)	6,527	181,777
Clean Energy Fuels Corp. (1)	11,983	44,217
Cloud Peak Energy, Inc. (1)	6,492	22,657
CONSOL Energy, Inc. (1)	2,417	92,692
CVR Energy, Inc. (2)	1,233	45,609
Delek US Holdings, Inc.	6,987	350,538
Denbury Resources, Inc. (1)	36,668	176,373
DHT Holdings, Inc.	7,166	33,609
Dorian LPG Ltd. (1)	2,207	16,861
Earthstone Energy, Inc., Class A (1)	1,654	14,638
Eclipse Resources Corp. (1)	4,808	7,693
Energy Fuels, Inc. (1)	5,894	13,379
Energy XXI Gulf Coast, Inc. (1)	2,596	22,949
EP Energy Corp., Class A (1)(2)	3,016	9,048
Evolution Petroleum Corp.	1,370	13,494
Frontline Ltd. (2)	6,759	39,473
GasLog Ltd.	3,212	61,349
Golar LNG Ltd. (2)	8,182	241,042
Goodrich Petroleum Corp. (1)	727	8,993
Green Plains, Inc. (2)	3,369	61,653
Gulfport Energy Corp. (1)	14,500	182,265
Halcon Resources Corp. (1)(2)	11,000	48,290
Hallador Energy Co.	1,408	10,053
HighPoint Resources Corp. (1)	8,393	51,029
International Seaways, Inc. (1)	1,660	38,412
Isramco, Inc. (1)	85	10,447
Jagged Peak Energy, Inc. (1)(2)	4,878	63,512
Laredo Petroleum, Inc. (1)	12,700	122,174
Lilis Energy, Inc. (1)(2)	3,755	19,526
Matador Resources Co. (1)	8,011	240,731
Midstates Petroleum Co., Inc. (1)	983	13,379
NACCO Industries, Inc., Class A	302	10,193
NextDecade Corp. (1)	638	4,364
Nordic American Tankers Ltd.	8,383	22,466
Northern Oil and Gas, Inc. (1)	9,483	29,871
Oasis Petroleum, Inc. (1)	22,472	291,462
Overseas Shipholding Group, Inc., Class A (1)	2,804	10,880
Panhandle Oil and Gas, Inc., Class A	1,238	23,646
Par Pacific Holdings, Inc. (1)	2,790	48,490
PDC Energy, Inc. (1)	5,418	327,518
Peabody Energy Corp.	6,734	306,262
Penn Virginia Corp. (1)	1,007	85,484
Renewable Energy Group, Inc. (1)	3,095	55,246

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 41

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Resolute Energy Corp. (1)(2)	1,906	59,467
REX American Resources Corp. (1)	441	35,708
Ring Energy, Inc. (1)	5,049	63,718
Rosehill Resources, Inc. (1)(2)	220	1,786
Sanchez Energy Corp. (1)(2)	5,640	25,493
SandRidge Energy, Inc. (1)	2,381	42,239
Scorpio Tankers, Inc. (2)	22,758	63,950
SemGroup Corp., Class A	6,464	164,186
Ship Finance International Ltd.	6,931	103,618
SilverBow Resources, Inc. (1)	612	17,675
Southwestern Energy Co. (1)	49,000	259,700
SRC Energy, Inc. (1)	20,639	227,442
Talos Energy, Inc. (1)	1,713	55,039
Teekay Corp. (2)	5,307	41,129
Teekay Tankers Ltd., Class A (2)	15,129	17,701
Tellurian, Inc. (1)(2)	6,742	56,093
Ultra Petroleum Corp. (1)(2)	12,242	28,279
Uranium Energy Corp. (1)(2)	11,981	19,289
W&T Offshore, Inc. (1)	8,233	58,866
WildHorse Resource Development Corp. (1)(2)	2,304	58,429
World Fuel Services Corp.	5,712	116,582
Zion Oil & Gas, Inc. (1)(2)	4,072	16,512
		5,712,054

Paper & Forest Products - 0.6%
Boise Cascade Co.	3,372	150,728
Clearwater Paper Corp. (1)	1,465	33,842
KapStone Paper and Packaging Corp.	7,459	257,336
Louisiana-Pacific Corp.	12,379	336,956
Neenah, Inc.	1,433	121,590
PH Glatfelter Co.	3,755	73,560
Schweitzer-Mauduit International, Inc.	2,615	114,328
Verso Corp., Class A (1)	2,960	64,410
		1,152,750

Personal Products - 0.3%
Edgewell Personal Care Co. (1)(2)	4,548	229,492
elf Beauty, Inc. (1)(2)	1,818	27,706
Inter Parfums, Inc.	1,484	79,394
Medifast, Inc.	975	156,156
Natural Health Trends Corp.	608	15,212
Nature's Sunshine Products, Inc. (1)	1,018	9,518
Revlon, Inc., Class A (1)	936	16,427
USANA Health Sciences, Inc. (1)	1,018	117,376
		651,281

42 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (1)(2)	2,238	44,693
Aerie Pharmaceuticals, Inc. (1)(2)	2,964	200,218
Akcea Therapeutics, Inc. (1)(2)	1,275	30,230
Akorn, Inc. (1)	7,647	126,864
Amneal Pharmaceuticals, Inc. (1)	7,324	120,187
Amphastar Pharmaceuticals, Inc. (1)	3,073	46,894
Ampio Pharmaceuticals, Inc. (1)(2)	7,158	15,748
ANI Pharmaceuticals, Inc. (1)	616	41,149
Aratana Therapeutics, Inc. (1)	3,555	15,109
Assembly Biosciences, Inc. (1)(2)	1,381	54,149
Clearside Biomedical, Inc. (1)(2)	1,815	19,402
Collegium Pharmaceutical, Inc. (1)(2)	2,333	55,642
Corcept Therapeutics, Inc. (1)(2)	8,144	128,024
Corium International, Inc. (1)(2)	1,747	13,993
Cymabay Therapeutics, Inc. (1)	4,918	66,000
Depomed, Inc. (1)	5,272	35,164
Dermira, Inc. (1)(2)	3,345	30,774
Dova Pharmaceuticals, Inc. (1)(2)	994	29,740
Durect Corp. (1)	12,177	18,996
Eloxx Pharmaceuticals, Inc. (1)	2,227	38,015
Endo International plc (1)(2)	18,600	175,398
Endocyte, Inc. (1)	5,532	76,342
Evolus, Inc. (1)(2)	425	11,896
Horizon Pharma plc (1)	13,933	230,730
Innovate Biopharmaceuticals, Inc. (1)(2)	1,450	34,176
Innoviva, Inc. (1)	5,742	79,240
Intersect ENT, Inc. (1)	2,280	85,386
Intra-Cellular Therapies, Inc. (1)	4,189	74,020
Kala Pharmaceuticals, Inc. (1)	1,204	16,531
Lannett Co., Inc. (1)(2)	2,393	32,545
Mallinckrodt plc (1)	6,794	126,776
Marinus Pharmaceuticals, Inc. (1)	3,474	24,561
Medicines Co. (The) (1)(2)	5,811	213,264
Melinta Therapeutics, Inc. (1)	1,977	12,554
Menlo Therapeutics, Inc. (1)(2)	543	4,409
MyoKardia, Inc. (1)	2,566	127,402
Neos Therapeutics, Inc. (1)	2,051	12,819
Ocular Therapeutix, Inc. (1)(2)	1,979	13,358
Odonate Therapeutics, Inc. (1)(2)	570	12,586
Omeros Corp. (1)	4,139	75,081
Optinose, Inc. (1)(2)	1,284	35,926
Pacira Pharmaceuticals, Inc. (1)	3,449	110,540
Paratek Pharmaceuticals, Inc. (1)(2)	2,069	21,104
Phibro Animal Health Corp., Class A	1,619	74,555
Prestige Brands Holdings, Inc. (1)(2)	4,347	166,838
Reata Pharmaceuticals, Inc., Class A (1)(2)	1,310	45,811

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 43

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
resTORbio, Inc. (1)(2)	555	5,078
Revance Therapeutics, Inc. (1)	2,832	77,738
scPharmaceuticals, Inc. (1)	625	3,537
Sienna Biopharmaceuticals, Inc. (1)(2)	1,275	19,367
SIGA Technologies, Inc. (1)	4,584	27,229
Supernus Pharmaceuticals, Inc. (1)(2)	4,082	244,308
Teligent, Inc. (1)(2)	3,610	12,491
Tetraphase Pharmaceuticals, Inc. (1)	4,338	15,487
TherapeuticsMD, Inc. (1)(2)	12,961	80,877
Theravance Biopharma, Inc. (1)(2)	3,666	83,145
WaVe Life Sciences Ltd. (1)	1,470	56,227
Zogenix, Inc. (1)(2)	2,920	129,064
Zomedica Pharmaceuticals Corp. (1)(2)	2,890	6,502
		3,785,889

Professional Services - 1.4%
Acacia Research Corp. (1)	4,242	17,604
ASGN, Inc. (1)	4,268	333,715
Barrett Business Services, Inc.	606	58,522
BG Staffing, Inc.	608	14,136
CBIZ, Inc. (1)	4,490	103,270
CRA International, Inc.	707	35,979
Exponent, Inc.	4,418	213,390
Forrester Research, Inc.	776	32,553
Franklin Covey Co. (1)	1,007	24,722
FTI Consulting, Inc. (1)	3,215	194,443
GP Strategies Corp. (1)	1,007	17,723
Heidrick & Struggles International, Inc.	1,525	53,375
Hill International, Inc. (1)	4,067	23,995
Huron Consulting Group, Inc. (1)	1,867	76,360
ICF International, Inc.	1,507	107,072
InnerWorkings, Inc. (1)	3,972	34,517
Insperity, Inc.	3,197	304,514
Kelly Services, Inc., Class A	2,680	60,166
Kforce, Inc.	1,903	65,273
Korn/Ferry International	4,787	296,459
Mistras Group, Inc. (1)	1,338	25,262
Navigant Consulting, Inc. (1)	3,770	83,468
Resources Connection, Inc.	2,400	40,560
TriNet Group, Inc. (1)	3,638	203,510
TrueBlue, Inc. (1)	3,417	92,088
WageWorks, Inc. (1)	3,400	170,000
Willdan Group, Inc. (1)(2)	662	20,502
		2,703,178

44 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions S.A. (1)	900	26,253
American Realty Investors, Inc. (1)	174	2,751
Consolidated-Tomoka Land Co.	377	23,189
Forestar Group, Inc. (1)(2)	995	20,646
FRP Holdings, Inc. (1)	453	29,332
Griffin Industrial Realty, Inc.	55	2,419
HFF, Inc., Class A	3,226	110,813
Kennedy-Wilson Holdings, Inc.	10,325	218,374
Marcus & Millichap, Inc. (1)	1,407	54,887
Maui Land & Pineapple Co., Inc. (1)	589	6,597
Newmark Group, Inc., Class A	1,962	27,919
RE/MAX Holdings, Inc., Class A	1,564	82,032
Redfin Corp. (1)(2)	6,174	142,558
RMR Group, Inc. (The), Class A	543	42,598
St. Joe Co. (The) (1)(2)	3,093	55,519
Stratus Properties, Inc. (1)	485	14,817
Tejon Ranch Co. (1)	1,572	38,200
Transcontinental Realty Investors, Inc. (1)(2)	147	4,917
Trinity Place Holdings, Inc. (1)	1,859	12,177
		915,998

Road & Rail - 0.5%
ArcBest Corp.	2,213	101,134
Avis Budget Group, Inc. (1)	5,737	186,453
Covenant Transportation Group, Inc., Class A (1)	905	28,508
Daseke, Inc. (1)	2,780	27,605
Heartland Express, Inc. (2)	3,887	72,104
Hertz Global Holdings, Inc. (1)	4,156	63,753
Marten Transport Ltd.	3,366	78,933
PAM Transportation Services, Inc. (1)	187	8,783
Saia, Inc. (1)	2,126	171,887
Universal Truckload Services, Inc.	475	12,469
USA Truck, Inc. (1)	677	15,889
Werner Enterprises, Inc.	3,888	145,994
YRC Worldwide, Inc. (1)	2,802	28,160
		941,672

Semiconductors & Semiconductor Equipment - 2.4%
ACM Research, Inc., Class A (1)	795	8,570
Adesto Technologies Corp. (1)	1,702	14,297
Advanced Energy Industries, Inc. (1)	3,412	198,203
Alpha & Omega Semiconductor Ltd. (1)	1,700	24,208
Ambarella, Inc. (1)(2)	2,765	106,757
Amkor Technology, Inc. (1)	8,647	74,278
Aquantia Corp. (1)(2)	1,737	20,114
Axcelis Technologies, Inc. (1)	2,416	47,837

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 45

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
AXT, Inc. (1)	3,267	23,032
Brooks Automation, Inc.	6,038	196,960
Cabot Microelectronics Corp.	2,186	235,126
CEVA, Inc. (1)	1,882	56,836
Cirrus Logic, Inc. (1)	5,499	210,777
Cohu, Inc.	2,352	57,648
Cree, Inc. (1)(2)	8,393	348,897
Diodes, Inc. (1)	3,290	113,406
Entegris, Inc.	11,839	401,342
FormFactor, Inc. (1)	5,937	78,962
Ichor Holdings Ltd. (1)(2)	2,126	45,114
Impinj, Inc. (1)(2)	1,581	34,956
Inphi Corp. (1)(2)	3,689	120,298
Integrated Device Technology, Inc. (1)	11,320	360,882
Kopin Corp. (1)(2)	6,180	17,675
Lattice Semiconductor Corp. (1)	10,361	67,968
MACOM Technology Solutions Holdings, Inc. (1)(2)	3,561	82,045
MaxLinear, Inc., Class A (1)(2)	5,283	82,362
Nanometrics, Inc. (1)	2,115	74,892
NeoPhotonics Corp. (1)(2)	2,662	16,584
NVE Corp.	408	49,686
PDF Solutions, Inc. (1)(2)	2,083	24,954
Photronics, Inc. (1)	5,437	43,360
Power Integrations, Inc.	2,388	174,443
Rambus, Inc. (1)	8,885	111,418
Rudolph Technologies, Inc. (1)	2,742	81,163
Semtech Corp. (1)	5,395	253,835
Sigma Designs, Inc. (1)	2,732	16,665
Silicon Laboratories, Inc. (1)	3,581	356,668
SMART Global Holdings, Inc. (1)(2)	804	25,624
SunPower Corp. (1)(2)	5,246	40,237
Synaptics, Inc. (1)(2)	2,889	145,519
Ultra Clean Holdings, Inc. (1)	3,194	53,020
Veeco Instruments, Inc. (1)	4,143	59,038
Xcerra Corp. (1)	4,282	59,820
Xperi Corp.	4,254	68,489
		4,683,965

Software - 2.5%
8x8, Inc. (1)	7,620	152,781
A10 Networks, Inc. (1)	3,806	23,711
ACI Worldwide, Inc. (1)	9,540	235,352
Agilysys, Inc. (1)	1,316	20,398
Altair Engineering, Inc., Class A (1)	2,152	73,555
American Software, Inc., Class A	1,795	26,153
Asure Software, Inc. (1)	867	13,829
Avaya Holdings Corp. (1)	8,728	175,258

46 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Blackbaud, Inc.	4,058	415,742
Blackline, Inc. (1)(2)	2,812	122,125
Bottomline Technologies (de), Inc. (1)	3,347	166,781
Carbon Black, Inc. (1)	864	22,464
Commvault Systems, Inc. (1)	3,343	220,137
Digimarc Corp. (1)	751	20,127
Ebix, Inc.	2,069	157,761
Ellie Mae, Inc. (1)(2)	2,860	296,982
Everbridge, Inc. (1)(2)	2,352	111,532
ForeScout Technologies, Inc. (1)	2,474	84,759
Glu Mobile, Inc. (1)	9,287	59,530
HubSpot, Inc. (1)(2)	2,955	370,557
Imperva, Inc. (1)	2,940	141,855
Majesco (1)	457	2,811
MicroStrategy, Inc., Class A (1)	820	104,755
Mitek Systems, Inc. (1)	2,294	20,417
MobileIron, Inc. (1)(2)	4,813	21,418
Model N, Inc. (1)	1,727	32,122
Monotype Imaging Holdings, Inc.	3,293	66,848
OneSpan, Inc. (1)	2,265	44,507
Park City Group, Inc. (1)	855	6,755
Paylocity Holding Corp. (1)	2,282	134,319
Progress Software Corp.	3,776	146,584
PROS Holdings, Inc. (1)(2)	2,306	84,331
QAD, Inc., Class A	789	39,568
Qualys, Inc. (1)	2,757	232,415
Rapid7, Inc. (1)	3,132	88,385
Rimini Street, Inc. (1)	770	5,044
Rosetta Stone, Inc. (1)	1,504	24,109
SailPoint Technologies Holding, Inc. (1)	3,206	78,675
SecureWorks Corp., Class A (1)(2)	472	5,876
Telenav, Inc. (1)	2,354	13,182
TiVo Corp.	10,113	136,020
Upland Software, Inc. (1)	1,374	47,224
Varonis Systems, Inc. (1)	2,331	173,660
Verint Systems, Inc. (1)	5,365	237,938
VirnetX Holding Corp. (1)(2)	3,778	12,845
Workiva, Inc. (1)	2,180	53,192
Zix Corp. (1)	5,001	26,955
Zscaler, Inc. (1)(2)	1,357	48,513
		4,799,857

Specialty Retail - 2.7%
Aaron's, Inc.	5,722	248,621
Abercrombie & Fitch Co., Class A	5,673	138,875
America's Car-Mart, Inc. (1)	586	36,273
American Eagle Outfitters, Inc.	13,452	312,759

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Asbury Automotive Group, Inc. (1)	1,586	108,720
Ascena Retail Group, Inc. (1)(2)	14,943	59,548
At Home Group, Inc. (1)	2,215	86,717
Barnes & Noble Education, Inc. (1)	3,122	17,608
Barnes & Noble, Inc.	4,926	31,280
Bed Bath & Beyond, Inc. (2)	11,250	224,156
Big 5 Sporting Goods Corp. (2)	1,497	11,377
Boot Barn Holdings, Inc. (1)	1,658	34,404
Buckle, Inc. (The) (2)	2,185	58,777
Caleres, Inc.	3,285	112,971
Camping World Holdings, Inc., Class A (2)	2,590	64,698
Carvana Co. (1)(2)	2,377	98,883
Cato Corp., (The), Class A	2,030	49,979
Chico's FAS, Inc.	11,271	91,746
Children's Place, Inc. (The)	1,345	162,476
Citi Trends, Inc.	1,298	35,617
Conn's, Inc. (1)(2)	1,614	53,262
Container Store Group, Inc. (The) (1)	1,542	12,968
DSW, Inc., Class A	5,812	150,066
Express, Inc. (1)	6,091	55,733
Five Below, Inc. (1)	4,627	452,104
Francesca's Holdings Corp. (1)	3,266	24,658
GameStop Corp., Class A (2)	8,361	121,820
Genesco, Inc. (1)	1,619	64,274
GNC Holdings, Inc., Class A (1)(2)	5,928	20,867
Group 1 Automotive, Inc.	1,644	103,572
Guess?, Inc.	4,778	102,249
Haverty Furniture Cos., Inc.	1,689	36,482
Hibbett Sports, Inc. (1)	1,464	33,526
Hudson Ltd., Class A (1)	3,363	58,819
J. Jill, Inc. (1)	1,035	9,667
Kirkland's, Inc. (1)	1,302	15,155
Lithia Motors, Inc., Class A	2,051	193,963
Lumber Liquidators Holdings, Inc. (1)(2)	2,470	60,145
MarineMax, Inc. (1)	2,047	38,791
Monro, Inc. (2)	2,542	147,690
Murphy USA, Inc. (1)	2,600	193,154
National Vision Holdings, Inc. (1)	2,834	103,639
New York & Co., Inc. (1)	2,329	11,924
Office Depot, Inc.	47,945	122,260
Party City Holdco, Inc. (1)(2)	2,955	45,064
Pier 1 Imports, Inc.	6,957	16,558
Rent-A-Center, Inc.	3,698	54,435
RH (1)	1,608	224,638
Sally Beauty Holdings, Inc. (1)(2)	9,815	157,334
Shoe Carnival, Inc.	872	28,296
Signet Jewelers Ltd.	4,900	273,175

48 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sleep Number Corp. (1)	2,927	84,942
Sonic Automotive, Inc., Class A	2,180	44,908
Sportsman's Warehouse Holdings, Inc. (1)	2,022	10,353
Tailored Brands, Inc. (2)	4,129	105,372
Tile Shop Holdings, Inc.	2,986	22,992
Tilly's, Inc., Class A	827	12,529
Winmark Corp.	223	33,104
Zumiez, Inc. (1)	1,698	42,535
		5,328,508

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (1)(2)	9,267	127,977
Avid Technology, Inc. (1)	2,494	12,969
Cray, Inc. (1)	3,150	77,490
Diebold Nixdorf, Inc. (2)	6,637	79,312
Eastman Kodak Co. (1)(2)	1,582	6,012
Electronics For Imaging, Inc. (1)	3,777	122,979
Immersion Corp. (1)	2,323	35,867
Stratasys Ltd. (1)	4,388	83,986
Super Micro Computer, Inc. (1)	3,338	78,944
USA Technologies, Inc. (1)	4,133	57,862
		683,398

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (1)	5,941	104,621
Culp, Inc.	785	19,272
Deckers Outdoor Corp. (1)	2,600	293,514
Fossil Group, Inc. (1)	3,623	97,350
G-III Apparel Group Ltd. (1)	3,714	164,902
Movado Group, Inc.	1,238	59,795
Oxford Industries, Inc.	1,446	119,989
Perry Ellis International, Inc. (1)	933	25,350
Rocky Brands, Inc.	588	17,640
Steven Madden Ltd.	4,882	259,234
Superior Group of Cos., Inc.	573	11,867
Unifi, Inc. (1)	1,199	38,008
Vera Bradley, Inc. (1)	1,814	25,468
Wolverine World Wide, Inc.	7,780	270,511
		1,507,521

Thrifts & Mortgage Finance - 2.1%
BankFinancial Corp.	1,183	20,880
Beneficial Bancorp, Inc.	5,863	94,981
BofI Holding, Inc. (1)(2)	4,828	197,513
Bridgewater Bancshares, Inc. (1)	407	5,177
BSB Bancorp, Inc. (1)	625	21,500
Capitol Federal Financial, Inc.	11,014	144,944

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 49

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Charter Financial Corp.	1,280	30,912
Columbia Financial, Inc. (1)(2)	4,173	69,063
Dime Community Bancshares, Inc.	2,402	46,839
Entegra Financial Corp. (1)	555	16,262
ESSA Bancorp, Inc.	636	10,068
Essent Group Ltd. (1)	7,936	284,268
Federal Agricultural Mortgage Corp., Class C	669	59,862
First Defiance Financial Corp.	799	53,581
Flagstar Bancorp, Inc. (1)	2,412	82,635
FS Bancorp, Inc.	267	16,888
Greene County Bancorp, Inc. (2)	235	7,967
Hingham Institution for Savings	102	22,409
Home Bancorp, Inc.	638	29,699
HomeStreet, Inc. (1)	2,092	56,379
Impac Mortgage Holdings, Inc. (1)(2)	665	6,337
Kearny Financial Corp.	7,950	106,927
LendingTree, Inc. (1)(2)	641	137,046
Luther Burbank Corp.	1,189	13,679
Malvern Bancorp, Inc. (1)	564	13,733
Merchants Bancorp (2)	1,329	37,916
Meridian Bancorp, Inc.	3,759	71,985
Meta Financial Group, Inc.	787	76,654
MGIC Investment Corp. (1)	30,209	323,840
Nationstar Mortgage Holdings, Inc. (1)	2,532	44,386
NMI Holdings, Inc., Class A (1)	5,225	85,167
Northfield Bancorp, Inc.	3,620	60,164
Northwest Bancshares, Inc.	8,299	144,320
OceanFirst Financial Corp.	3,925	117,593
Oconee Federal Financial Corp.	109	3,154
Ocwen Financial Corp. (1)	8,291	32,832
OP Bancorp (1)	999	12,707
Oritani Financial Corp.	3,473	56,263
PB Bancorp, Inc.	359	4,075
PCSB Financial Corp.	1,589	31,573
PennyMac Financial Services, Inc., Class A (1)	1,668	32,776
PHH Corp. (1)	2,773	30,115
Ponce de Leon Federal Bank (1)(2)	736	11,563
Provident Bancorp, Inc. (1)	344	9,013
Provident Financial Services, Inc.	5,275	145,221
Prudential Bancorp, Inc.	713	13,761
Radian Group, Inc.	17,627	285,910
Riverview Bancorp, Inc.	1,689	14,255
SI Financial Group, Inc.	867	12,788
Southern Missouri Bancorp, Inc.	455	17,754
Sterling Bancorp, Inc.	1,471	19,653
Territorial Bancorp, Inc.	665	20,615
Timberland Bancorp, Inc.	546	20,388

50 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
TrustCo Bank Corp.	7,825	69,643
United Community Financial Corp.	3,416	37,542
United Financial Bancorp, Inc.	4,442	77,824
Walker & Dunlop, Inc.	2,377	132,280
Washington Federal, Inc.	6,850	223,995
Waterstone Financial, Inc.	2,330	39,727
Western New England Bancorp, Inc.	2,115	23,265
WSFS Financial Corp.	2,446	130,372
		4,020,638

Tobacco - 0.2%
22nd Century Group, Inc. (1)(2)	9,590	23,591
Alliance One International, Inc. (1)	727	11,523
Turning Point Brands, Inc.	464	14,801
Universal Corp.	2,076	137,120
Vector Group Ltd. (2)	8,409	160,444
		347,479

Trading Companies & Distributors - 1.3%
Aircastle Ltd.	4,177	85,629
Applied Industrial Technologies, Inc.	3,236	227,005
Beacon Roofing Supply, Inc. (1)	5,665	241,442
BlueLinx Holdings, Inc. (1)	888	33,327
BMC Stock Holdings, Inc. (1)	5,748	119,846
CAI International, Inc. (1)	1,481	34,418
DXP Enterprises, Inc. (1)	1,272	48,590
EnviroStar, Inc.	308	12,412
Foundation Building Materials, Inc. (1)	1,140	17,533
GATX Corp.	3,138	232,934
General Finance Corp. (1)	827	11,206
GMS, Inc. (1)	2,747	74,416
H&E Equipment Services, Inc.	2,694	101,321
Herc Holdings, Inc. (1)	1,964	110,652
Kaman Corp.	2,318	161,541
Lawson Products, Inc. (1)	447	10,885
MRC Global, Inc. (1)	6,928	150,130
Nexeo Solutions, Inc. (1)	2,306	21,054
NOW, Inc. (1)(2)	9,243	123,209
Rush Enterprises, Inc., Class A (1)	2,612	113,309
Rush Enterprises, Inc., Class B (1)	513	22,521
SiteOne Landscape Supply, Inc. (1)(2)	3,289	276,177
Systemax, Inc.	1,000	34,330
Textainer Group Holdings Ltd. (1)	2,237	35,568
Titan Machinery, Inc. (1)	1,521	23,652
Triton International Ltd.	4,361	133,708

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 51

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Veritiv Corp. (1)	1,008	40,169
Willis Lease Finance Corp. (1)	332	10,488
		2,507,472

Water Utilities - 0.3%
American States Water Co.	3,156	180,397
AquaVenture Holdings Ltd. (1)	599	9,332
Artesian Resources Corp., Class A	490	18,997
Cadiz, Inc. (1)(2)	1,834	24,025
California Water Service Group	4,151	161,682
Connecticut Water Service, Inc.	1,008	65,843
Consolidated Water Co. Ltd.	1,137	14,667
Global Water Resources, Inc.	641	6,025
Middlesex Water Co.	1,246	52,544
Pure Cycle Corp. (1)	1,502	14,344
SJW Group	1,344	89,000
York Water Co. (The)	992	31,546
		668,402

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (1)	3,250	73,418
NII Holdings, Inc. (1)	7,539	29,402
Shenandoah Telecommunications Co.	4,079	133,383
Spok Holdings, Inc.	1,597	24,035
		260,238

Total Common Stocks (Cost $131,928,076)		183,317,602

EXCHANGE-TRADED FUNDS - 1.9%
iShares Russell 2000 ETF (2)	22,000	3,602,940

Total Exchange-Traded Funds (Cost $3,306,019)		3,602,940

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bill, 1.80%, 10/11/18 (4)	1,000,000	994,599

Total U.S. Treasury Obligations (Cost $994,900)		994,599

TIME DEPOSIT - 3.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	6,355,445	6,355,445

Total Time Deposit (Cost $6,355,445)		6,355,445

52 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
RIGHTS - 0.0% (5)
Biotechnology - 0.0% (5)
Dyax Corp. CVR, Exp. 12/31/19 (1)(3)(6)	11,242	12,479
Tobira Therapeutics, Inc. CVR (1)(3)(6)	690	9,480
		21,959

Pharmaceuticals - 0.0% (5)
Forest Laboratories, Inc. CVR (1)(3)(6)	1,024	—
Omthera Pharmaceutical, Inc. CVR (1)(3)(6)	508	305
		305

Total Rights (Cost $12,520)		22,264

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio	9,963,952	9,963,952

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,963,952)		9,963,952

TOTAL INVESTMENTS (Cost $152,560,912) - 105.3%		204,256,802
Other assets and liabilities, net - (5.3%)		(10,277,209)
NET ASSETS - 100.0%		193,979,593

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $31,962,097.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than 0.05%.
(6) Restricted security. Total market value of the restricted securities amounts to $22,264, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	91	Sep-18	$7,496,125	($166,055)

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 53

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Dyax Corp. CVR, Exp. 12/31/19	1/25/16	12,479
Forest Laboratories, Inc. CVR	4/14/11	—
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41
See notes to financial statements.

54 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $152,560,912) - including $31,962,097 of securities on loan	$204,256,802
Cash	120
Receivable for investments sold	282,249
Receivable for capital shares sold	51,979
Dividends and interest receivable	176,751
Securities lending income receivable	25,614
Receivable from affiliate	20,861
Directors' deferred compensation plan	29,633
Other assets	2,087
Total assets	204,846,096

LIABILITIES
Payable for variation margin on open futures contracts	13,509
Payable for investments purchased	316,346
Payable for capital shares redeemed	204,728
Deposits for securities loaned	9,963,952
Payable to affiliates:
Investment advisory fee	40,588
Administrative fee	19,482
Distribution and service fees	5,984
Directors' deferred compensation plan	29,633
Accrued expenses	272,281
Total liabilities	10,866,503
NET ASSETS	$193,979,593

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$116,484,234
Accumulated undistributed net investment income	2,906,436
Accumulated undistributed net realized gain	23,059,088
Net unrealized appreciation	51,529,835
Total	$193,979,593

NET ASSET VALUE PER SHARE
Class I (based on net assets of $157,866,591 and 1,731,386 shares outstanding)	$91.18
Class F (based on net assets of $36,113,002 and 395,384 shares outstanding)	$91.34
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 55

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $154)	$1,183,886
Interest income	13,130
Securities lending income, net	151,933
Total investment income	1,348,949

EXPENSES
Investment advisory fee	238,572
Administrative fee	114,515
Distribution and service fees:
Class F	33,896
Directors' fees and expenses	5,184
Custodian fees	49,564
Transfer agency fees and expenses	71,431
Accounting fees	20,700
Professional fees	17,899
Reports to shareholders	53,999
Licensing fees	45,311
Miscellaneous	30,241
Total expenses	681,312
Waiver and/or reimbursement of expenses by affiliate	(271,999)
Reimbursement of expenses-other	(1,970)
Net expenses	407,343
Net investment income	941,606

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	13,120,758
Futures contracts	341,883
13,462,641

Net change in unrealized appreciation (depreciation) on:
Investment securities	(445,537)
Futures contracts	(221,180)
(666,717)

Net realized and unrealized gain	12,795,924

Net increase in net assets resulting from operations	$13,737,530
See notes to financial statements.

56 www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$941,606	$2,019,158
Net realized gain	13,462,641	8,832,554
Net change in unrealized appreciation (depreciation)	(666,717)	13,675,221
Net increase in net assets resulting from operations	13,737,530	24,526,933

Distributions to shareholders from:
Net investment income:
Class I shares	—	(1,158,774)
Class F shares	—	(231,503)
Net realized gain:
Class I shares	—	(5,485,737)
Class F shares	—	(1,095,953)
Total distributions to shareholders	—	(7,971,967)

Capital share transactions:
Class I shares	(12,065,698)	(5,056,681)
Class F shares	1,114,286	4,997,387
Net decrease in net assets from capital share transactions	(10,951,412)	(59,294)

TOTAL INCREASE IN NET ASSETS	2,786,118	16,495,672

NET ASSETS
Beginning of period	191,193,475	174,697,803
End of period (including accumulated undistributed net investment income of $2,906,436 and $1,964,830, respectively)	$193,979,593	$191,193,475
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 57

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2017 (1)	2016 (1)		2015 (1)	2014	2013
Net asset value, beginning	$84.82		$77.43	$69.72		$75.83	$82.34	$62.39
Income from investment operations:
Net investment income	0.45		0.93	0.90		0.55	0.50	0.56
Net realized and unrealized gain (loss)	5.91		10.12	13.70		(4.44)	2.99	22.96
Total from investment operations	6.36		11.05	14.60		(3.89)	3.49	23.52
Distributions from:
Net investment income	—		(0.64)	(0.41)		(0.12)	(0.48)	(0.58)
Net realized gain	—		(3.02)	(6.48)		(2.10)	(9.52)	(2.99)
Total distributions	—		(3.66)	(6.89)		(2.22)	(10.00)	(3.57)
Total increase (decrease) in net asset value	6.36		7.39	7.71		(6.11)	(6.51)	19.95
Net asset value, ending	$91.18		$84.82	$77.43		$69.72	$75.83	$82.34
Total return (2)	7.49%	(3)	14.37%	20.92%		(5.19%)	4.15%	37.89%
Ratios to average net assets: (4)
Total expenses	0.68%	(5)	0.65%	0.75%		0.79%	0.75%	0.69%
Net expenses	0.38%	(5)	0.38%	0.53%		0.74%	0.74%	0.69%
Net investment income	1.03%	(5)	1.15%	1.25%		0.72%	0.63%	0.75%
Portfolio turnover	12%	(3)	15%	17%	(6)	14%	21%	11%
Net assets, ending (in thousands)	$157,867		$158,646	$149,739		$119,674	$150,532	$141,111

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

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CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2017 (1)	2016 (1)		2015 (1)	2014	2013
Net asset value, beginning	$85.07		$77.84	$70.13		$76.31	$82.79	$62.68
Income from investment operations:
Net investment income	0.34		0.74	0.73		0.40	0.31	0.36
Net realized and unrealized gain (loss)	5.93		10.15	13.76		(4.48)	3.01	23.11
Total from investment operations	6.27		10.89	14.49		(4.08)	3.32	23.47
Distributions from:
Net investment income	—		(0.64)	(0.30)		—	(0.28)	(0.37)
Net realized gain	—		(3.02)	(6.48)		(2.10)	(9.52)	(2.99)
Total distributions	—		(3.66)	(6.78)		(2.10)	(9.80)	(3.36)
Total increase (decrease) in net asset value	6.27		7.23	7.71		(6.18)	(6.48)	20.11
Net asset value, ending	$91.34		$85.07	$77.84		$70.13	$76.31	$82.79
Total return (2)	7.36%	(3)	14.08%	20.63%		(5.40%)	3.93%	37.62%
Ratios to average net assets: (4)
Total expenses	0.87%	(5)	0.86%	0.96%		1.01%	0.98%	0.90%
Net expenses	0.63%	(5)	0.63%	0.78%		0.95%	0.95%	0.90%
Net investment income	0.79%	(5)	0.91%	1.00%		0.52%	0.43%	0.55%
Portfolio turnover	12%	(3)	15%	17%	(6)	14%	21%	11%
Net assets, ending (in thousands)	$36,113		$32,547	$24,959		$17,439	$17,153	$15,007

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$183,317,602	(2)	$—	$—	$183,317,602
Exchange-Traded Funds	3,602,940		—	—	3,602,940
U.S. Treasury Obligations	—		994,599	—	994,599
Time Deposit	—		6,355,445	—	6,355,445
Rights	—		—	22,264	22,264
Short Term Investment of Cash Collateral for Securities Loaned	9,963,952		—	—	9,963,952
Total Investments	$196,884,494		$7,350,044	$22,264	$204,256,802

Liabilities
Futures Contracts(3)	($166,055)		$—	$—	($166,055)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

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C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $238,572.

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Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.38% for Class I and 0.63% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $259,908.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2018, CRM was paid administrative fees of $114,515, of which $12,091 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $33,896 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $197 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,970, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $68,614 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $22,864,112 and $33,310,903, respectively.

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NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$152,178,396
Gross unrealized appreciation	$64,358,524
Gross unrealized depreciation	(12,446,173)
Net unrealized appreciation (depreciation)	$51,912,351
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($166,055)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$341,883	($221,180)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2018 was approximately $5,416,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $31,962,097 and the total value of collateral received was $32,802,750, comprised of cash of $9,963,952 and U.S. Government and/or agencies securities of $22,838,798.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$31,809,285	$—	$—	$—	$31,809,285
Exchange-Traded Funds	993,465	—	—	—	993,465
Total					$32,802,750
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	64,465	$5,625,320	148,851	$11,984,172
Reinvestment of distributions	—	—	80,132	6,644,511
Shares redeemed	(203,483)	(17,691,018)	(292,461)	(23,685,364)
Net decrease	(139,018)	($12,065,698)	(63,478)	($5,056,681)

Class F
Shares sold	55,412	$4,850,011	114,300	$9,213,913
Reinvestment of distributions	—	—	15,953	1,327,456
Shares redeemed	(42,617)	(3,735,725)	(68,302)	(5,543,982)
Net increase	12,795	$1,114,286	61,951	$4,997,387
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 56.4% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 24.2%.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund outperformed the median of its performance universe for the one- and three-year periods ended September 30, 2017, underperformed the median of its performance universe for the five-year period ended September 30, 2017, outperformed the median of its Lipper benchmark index for the one-year period ended September 30, 2017 and underperformed the median of its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Russell 2000® Small Cap Index Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP Russell 2000® Small Cap Index Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24226 6.30.2018

Calvert VP EAFE International Index Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
39	Board of Directors’ Contract Approval
42	Officers and Directors
43	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	-2.66%	6.07%	5.62%	2.04%
Class F at NAV	12/17/2007	11/12/2002	-2.79	5.80	5.37	1.81

MSCI EAFE Index	—	—	-2.75%	6.84%	6.44%	2.84%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.68%	0.91%
Net					0.48	0.73

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	19.7%	Nestle SA	1.7%
Industrials	14.3%	HSBC Holdings plc	1.3%
Consumer Discretionary	12.3%	Novartis AG	1.2%
Consumer Staples	11.3%	Toyota Motor Corp.	1.1%
Health Care	10.6%	Royal Dutch Shell plc, Class A	1.1%
Materials	8.2%	Roche Holdings AG PC	1.1%
Information Technology	6.8%	Total SA	1.1%
Energy	6.1%	BP plc	1.0%
Telecommunication Services	3.6%	Royal Dutch Shell plc, Class B	0.9%
Real Estate	3.5%	British American Tobacco plc	0.8%
Utilities	3.2%	Total	11.3%
Time Deposit	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes short term investments.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$973.40	$2.40**	0.49%
Class F	$1,000.00	$972.10	$3.62**	0.74%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.36	$2.46**	0.49%
Class F	$1,000.00	$1,021.12	$3.71**	0.74%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Australia - 6.7%
AGL Energy Ltd.	5,920	98,502
Alumina Ltd.	14,501	30,008
Amcor Ltd.	10,280	109,530
AMP Ltd.	27,547	72,454
APA Group (1)	11,361	82,770
Aristocrat Leisure Ltd.	4,773	109,003
ASX Ltd.	1,623	77,365
Aurizon Holdings Ltd.	16,477	52,692
AusNet Services	27,031	32,105
Australia & New Zealand Banking Group Ltd.	25,508	533,871
Bank of Queensland Ltd.	3,884	29,244
Bendigo & Adelaide Bank Ltd.	4,706	37,700
BGP Holdings plc (2)(3)	77,172	—
BHP Billiton Ltd.	27,619	691,083
BlueScope Steel Ltd.	4,388	56,002
Boral Ltd.	10,917	52,669
Brambles Ltd.	14,024	92,071
Caltex Australia Ltd.	2,659	63,991
Challenger Ltd.	5,824	50,967
CIMIC Group Ltd.	1,008	31,510
Coca-Cola Amatil Ltd.	5,839	39,715
Cochlear Ltd.	583	86,314
Commonwealth Bank of Australia	15,572	839,838
Computershare Ltd.	3,586	48,850
Crown Resorts Ltd.	3,713	37,048
CSL Ltd.	4,043	575,493
Dexus	9,869	70,936
Domino's Pizza Enterprises Ltd.	625	24,138
Flight Centre Travel Group Ltd.	565	26,597
Fortescue Metals Group Ltd. (1)	15,873	51,539
Goodman Group	14,771	105,300
GPT Group (The)	14,077	52,670
Harvey Norman Holdings Ltd. (1)	5,671	13,932
Healthscope Ltd.	17,690	28,865
Incitec Pivot Ltd.	17,202	46,153
Insurance Australia Group Ltd.	22,094	139,384
Lend Lease Group	4,354	63,749
Macquarie Group Ltd.	2,911	265,298
Medibank Pvt Ltd.	21,199	45,774
Mirvac Group	28,589	45,886
National Australia Bank Ltd.	23,635	479,899
Newcrest Mining Ltd.	4,242	68,878

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Oil Search Ltd.	13,972	91,795
Origin Energy Ltd. (3)	14,640	108,587
QBE Insurance Group Ltd.	9,679	69,682
Ramsay Health Care Ltd.	1,442	57,584
REA Group Ltd.	537	36,039
Rio Tinto Ltd.	3,617	223,477
Santos Ltd. (3)	16,283	75,417
Scentre Group	45,895	149,115
Seek Ltd.	3,336	53,760
Sonic Healthcare Ltd.	4,020	72,923
South32 Ltd.	48,353	129,118
Stockland	19,317	56,757
Suncorp Group Ltd.	11,669	125,844
Sydney Airport	11,138	58,964
TABCORP Holdings Ltd. (1)	15,814	52,132
Telstra Corp. Ltd.	32,005	61,902
TPG Telecom Ltd. (1)	3,460	13,226
Transurban Group	20,409	180,728
Treasury Wine Estates Ltd.	6,449	82,857
Vicinity Centres	25,959	49,785
Wesfarmers Ltd.	10,212	372,598
Westpac Banking Corp.	30,242	656,764
Woodside Petroleum Ltd.	7,674	201,109
Woolworths Group Ltd.	9,527	215,155
		8,655,111

Austria - 0.2%
Andritz AG	510	27,031
Erste Group Bank AG	2,738	114,147
OMV AG	1,501	84,893
Raiffeisen Bank International AG	1,194	36,583
Voestalpine AG	1,159	53,295
		315,949

Belgium - 1.1%
Ageas	1,707	85,936
Anheuser-Busch InBev SA/NV	6,782	684,066
Colruyt SA	686	39,112
Groupe Bruxelles Lambert SA	572	60,174
KBC Groep NV	2,172	166,810
Proximus	1,550	34,863
Solvay SA	647	81,482
Telenet Group Holding NV (3)	537	25,001
UCB SA	1,084	84,975
Umicore SA	1,940	110,749
		1,373,168

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
China - 0.0% (4)
Minth Group Ltd.	2,000	8,459

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	38	44,907
AP Moller - Maersk A/S, Class B	44	54,432
Carlsberg A/S, Class B	953	112,129
Chr Hansen Holding A/S	842	77,515
Coloplast A/S, Class B	1,211	120,909
Danske Bank A/S	6,396	199,260
DSV A/S	1,748	140,717
Genmab A/S (3)	505	77,703
H Lundbeck A/S	411	28,806
ISS A/S	1,703	58,331
Novo Nordisk A/S, Class B	15,182	701,265
Novozymes A/S, Class B	2,037	103,028
Orsted A/S (5)	1,584	95,707
Pandora A/S	992	69,140
Tryg A/S	1,180	27,634
Vestas Wind Systems A/S	1,796	110,878
William Demant Holding A/S (3)	1,220	48,961
		2,071,322

Finland - 1.0%
Elisa Oyj	1,450	66,986
Fortum Oyj	3,869	92,156
Kone Oyj, Class B	2,681	136,317
Metso Oyj	1,149	38,325
Neste Oyj	1,105	86,454
Nokia Oyj	48,318	277,146
Nokian Renkaat Oyj	1,167	45,954
Orion Oyj, Class B	1,045	28,105
Sampo Oyj, Class A	3,659	178,196
Stora Enso Oyj, Class R	4,859	94,663
UPM-Kymmene Oyj	4,904	174,608
Wartsila Oyj Abp	3,830	74,979
		1,293,889

France - 10.2%
Accor SA	1,729	84,679
Aeroports de Paris	234	52,858
Air Liquide SA	3,829	479,947
Alstom SA	946	43,401
Amundi SA (5)	600	41,475
Arkema SA	578	68,204
Atos SE	785	106,742
AXA SA	17,356	424,073

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BioMerieux	321	28,841
BNP Paribas SA	10,596	655,436
Bollore SA	8,863	41,159
Bouygues SA	2,111	90,705
Bureau Veritas SA	2,703	72,055
Capgemini SE	1,472	197,262
Carrefour SA	3,627	58,507
Cie de Saint-Gobain	4,545	202,457
Cie Generale des Etablissements Michelin SCA	1,561	188,847
CNP Assurances	1,750	39,759
Covivio	345	35,847
Credit Agricole SA	10,461	138,844
Danone SA	5,408	394,851
Dassault Aviation SA	9	17,113
Dassault Systemes SE	1,153	161,355
Edenred	2,118	66,901
Eiffage SA	600	65,186
Electricite de France SA	3,403	46,695
Engie SA	15,926	243,612
Essilor International Cie Generale d'Optique SA	1,882	265,355
Eurazeo SA	454	34,364
Eutelsat Communications SA	1,779	36,817
Faurecia SA	500	35,543
Gecina SA	419	69,997
Getlink	4,766	65,341
Hermes International	201	122,782
Icade SA	224	20,982
Iliad SA	269	42,444
Imerys SA	365	29,458
Ingenico Group	559	50,122
Ipsen SA	305	47,705
JC Decaux SA	757	25,277
Kering SA	680	383,044
Klepierre SA	1,998	75,071
L'Oreal SA	2,116	521,650
Legrand SA	2,437	178,503
LVMH Moet Hennessy Louis Vuitton SE	2,478	822,743
Natixis SA	7,719	54,616
Orange SA	21,469	358,363
Pernod-Ricard SA	1,915	312,537
Peugeot SA	4,946	112,696
Publicis Groupe SA	1,770	121,462
Remy Cointreau SA	223	28,870
Renault SA	1,759	149,025
Rexel SA	3,081	44,228
Safran SA	3,002	363,557
Sanofi SA	10,104	810,942

8 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Schneider Electric SE	5,031	418,412
SCOR SE	1,663	61,499
SEB SA	228	39,778
Societe BIC SA	293	27,163
Societe Generale SA	6,891	289,628
Sodexo SA	778	77,663
Suez	3,330	43,077
Teleperformance	300	52,949
Thales SA	954	122,736
Total SA	22,276	1,352,726
Ubisoft Entertainment SA (3)	765	83,621
Unibail-Rodamco-Westfield (3)(6)	413	91,041
Unibail-Rodamco-Westfield (3)(6)	910	200,372
Valeo SA	2,186	119,189
Veolia Environnement SA	4,212	90,006
Vinci SA	4,541	435,896
Vivendi SA	9,402	230,000
Wendel SA	285	39,214
		13,005,275

Germany - 9.4%
1&1 Drillisch AG	500	28,363
adidas AG	1,688	367,507
Allianz SE	4,022	828,752
Axel Springer SE	440	31,797
BASF SE	8,304	792,771
Bayer AG	7,346	806,763
Bayerische Motoren Werke AG	2,983	269,641
Bayerische Motoren Werke AG, PFC Shares	555	44,149
Beiersdorf AG	1,027	116,408
Brenntag AG	1,575	87,510
Commerzbank AG (3)	9,705	92,579
Continental AG	995	226,440
Covestro AG (5)	1,139	101,238
Daimler AG	8,574	549,226
Delivery Hero AG (3)(5)	1,401	74,260
Deutsche Bank AG	11,647	124,605
Deutsche Boerse AG	1,754	233,201
Deutsche Lufthansa AG	2,376	56,923
Deutsche Post AG	9,057	294,265
Deutsche Telekom AG	29,779	460,217
Deutsche Wohnen SE	3,115	150,436
E.ON SE	13,335	142,078
Evonik Industries AG	1,650	56,453
Fraport AG Frankfurt Airport Services Worldwide	424	40,791
Fresenius Medical Care AG & Co. KGaA	2,024	203,799
Fresenius SE & Co. KGaA	3,759	300,963

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fuchs Petrolub SE, PFC Shares	708	34,838
GEA Group AG	1,832	61,698
Hannover Rueck SE	614	76,334
HeidelbergCement AG	1,352	113,523
Henkel AG & Co. KGaA	931	103,371
Henkel AG & Co. KGaA, PFC Shares	1,609	205,306
Hochtief AG	211	38,050
Hugo Boss AG	681	61,759
Infineon Technologies AG	11,462	291,150
Innogy SE (5)	1,405	60,027
K&S AG	1,937	47,648
KION Group AG	300	21,534
Lanxess AG	933	72,537
Linde AG	1,388	329,759
Merck KGAA	1,308	127,330
METRO AG	1,817	22,392
MTU Aero Engines AG	300	57,462
Muenchener Rueckversicherungs-Gesellschaft AG	1,443	303,380
OSRAM Licht AG	907	36,937
Porsche Automobil Holding SE, PFC Shares	1,254	79,623
ProSiebenSat.1 Media SE	2,358	59,669
Puma SE	56	32,716
RTL Group SA	344	23,312
RWE AG	4,589	104,283
SAP SE	8,724	1,006,904
Sartorius AG, PFC Shares	450	66,992
Schaeffler AG, PFC Shares	1,692	21,961
Siemens AG	6,796	895,413
Siemens Healthineers AG (3)(5)	1,608	66,263
Symrise AG	1,257	109,955
Telefonica Deutschland Holding AG (5)	7,582	29,827
ThyssenKrupp AG	3,750	90,900
TUI AG	4,204	91,950
Uniper SE	996	29,654
United Internet AG	1,254	71,593
Volkswagen AG	330	54,250
Volkswagen AG, PFC Shares	1,662	274,579
Vonovia SE	4,410	209,604
Wirecard AG	688	110,094
Zalando SE (3)(5)	881	49,100
		12,024,812

Hong Kong - 3.6%
AIA Group Ltd.	107,166	933,567
ASM Pacific Technology Ltd.	3,274	41,264
Bank of East Asia Ltd. (The)	3,710	14,787
BOC Hong Kong Holdings Ltd.	33,956	159,591

10 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CK Asset Holdings Ltd.	23,066	182,598
CK Hutchison Holdings Ltd.	21,347	225,980
CK Infrastructure Holdings Ltd.	6,756	50,013
CLP Holdings Ltd.	14,122	152,113
Dairy Farm International Holdings Ltd.	7,400	64,970
Galaxy Entertainment Group Ltd.	21,913	168,915
Hang Lung Group Ltd.	8,939	25,029
Hang Lung Properties Ltd.	16,926	34,767
Hang Seng Bank Ltd.	6,440	160,809
Henderson Land Development Co. Ltd.	13,460	70,978
HK Electric Investments & HK Electric Investments Ltd. (5)	27,027	25,835
HKT Trust & HKT Ltd.	27,020	34,605
Hong Kong & China Gas Co. Ltd.	85,750	163,914
Hong Kong Exchanges & Clearing Ltd.	10,606	317,411
Hongkong Land Holdings Ltd.	9,294	66,442
Hysan Development Co. Ltd.	6,398	35,710
Jardine Matheson Holdings Ltd.	2,019	127,224
Jardine Strategic Holdings Ltd.	2,100	76,500
Kerry Properties Ltd.	6,621	31,641
Li & Fung Ltd.	70,000	25,640
Link	20,189	184,111
Melco Resorts & Entertainment, Ltd. ADR	1,940	54,320
MGM China Holdings Ltd. (1)	9,686	22,396
MTR Corp. Ltd.	11,981	66,179
New World Development Co. Ltd.	57,431	80,341
NWS Holdings Ltd.	15,628	26,970
PCCW Ltd.	42,738	24,048
Power Assets Holdings Ltd.	11,042	77,137
Sands China Ltd.	19,483	103,871
Shangri-La Asia Ltd.	12,775	23,933
Sino Land Co. Ltd.	31,433	51,078
SJM Holdings Ltd.	21,000	26,045
Sun Hung Kai Properties Ltd.	12,652	190,614
Swire Pacific Ltd., Class A	4,537	47,955
Swire Properties Ltd.	11,929	43,994
Techtronic Industries Co. Ltd.	14,025	77,893
WH Group Ltd. (5)	81,549	65,988
Wharf Holdings Ltd. (The)	8,906	28,520
Wharf Real Estate Investment Co. Ltd.	11,905	84,534
Wheelock & Co. Ltd.	8,286	57,584
Wynn Macau Ltd.	15,891	50,925
Yue Yuen Industrial Holdings Ltd.	7,565	21,323
		4,600,062

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ireland - 1.2%
AIB Group plc	8,000	43,323
Bank of Ireland Group plc	7,679	59,591
CRH plc	7,474	262,893
DCC plc	904	81,974
Experian plc	8,558	211,114
James Hardie Industries plc CDI	3,691	61,883
Kerry Group plc, Class A	1,467	153,360
Paddy Power Betfair plc	656	72,734
Ryanair Holdings plc (3)	1,686	31,044
Shire plc	8,134	458,260
Smurfit Kappa Group plc	1,686	68,066
		1,504,242

Israel - 0.5%
Azrieli Group Ltd.	432	21,473
Bank Hapoalim BM	10,868	73,677
Bank Leumi Le-Israel BM	14,751	87,283
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	23,833
Check Point Software Technologies Ltd. (3)	1,301	127,082
Elbit Systems Ltd.	237	27,904
Frutarom Industries Ltd.	387	38,061
Israel Chemicals Ltd.	5,940	27,215
Mizrahi Tefahot Bank Ltd.	1,418	26,088
Nice Ltd. (3)	610	63,133
Teva Pharmaceutical Industries Ltd.	4,374	105,905
Teva Pharmaceutical Industries Ltd. ADR	1,833	44,578
		666,232

Italy - 2.1%
Assicurazioni Generali SpA	11,102	185,603
Atlantia SpA	4,209	124,091
Enel SpA	72,788	403,331
Eni SpA	21,945	406,890
Ferrari NV	1,129	152,606
Intesa Sanpaolo SpA	120,643	349,053
Intesa Sanpaolo SpA, PFC Shares	9,507	28,725
Leonardo SpA	4,126	40,610
Luxottica Group SpA	1,485	95,613
Mediobanca Banca di Credito Finanziario SpA	5,772	53,391
Moncler SpA	1,356	61,529
Pirelli & C SpA (3)(5)	2,992	24,915
Poste Italiane SpA (5)	5,326	44,454
Prysmian SpA	1,988	49,328
Recordati SpA	1,702	67,442
Snam SpA	21,569	89,887
Telecom Italia SpA (3)	103,232	76,483

12 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Telecom Italia SpA, PFC Shares	61,458	39,995
Terna Rete Elettrica Nazionale SpA	12,851	69,404
UniCredit SpA	17,976	297,941
		2,661,291

Japan - 23.9%
ABC-Mart, Inc.	336	18,365
Acom Co. Ltd. (1)	4,068	15,617
AEON Co. Ltd.	5,767	123,369
AEON Financial Service Co. Ltd.	1,135	24,191
AEON Mall Co. Ltd.	1,161	20,827
Air Water, Inc.	1,519	27,858
Aisin Seiki Co. Ltd.	1,652	75,220
Ajinomoto Co., Inc.	4,699	88,948
Alfresa Holdings Corp.	1,916	44,992
Alps Electric Co. Ltd.	1,919	49,284
Amada Holdings Co. Ltd.	3,469	33,293
ANA Holdings, Inc.	1,183	43,407
Aozora Bank Ltd.	1,206	45,770
Asahi Glass Co. Ltd. (1)	1,656	64,412
Asahi Group Holdings Ltd.	3,515	180,276
Asahi Kasei Corp.	11,670	147,992
Asics Corp. (1)	1,631	27,533
Astellas Pharma, Inc.	18,601	283,081
Bandai Namco Holdings, Inc.	2,037	83,907
Bank of Kyoto Ltd. (The)	618	28,534
Benesse Holdings, Inc.	678	24,043
Bridgestone Corp.	5,884	229,846
Brother Industries Ltd.	2,405	47,381
Calbee, Inc.	818	30,771
Canon, Inc. (1)	8,800	288,565
Casio Computer Co. Ltd. (1)	1,531	24,865
Central Japan Railway Co.	1,259	260,650
Chiba Bank Ltd. (The)	5,241	36,964
Chubu Electric Power Co., Inc.	5,669	85,003
Chugai Pharmaceutical Co. Ltd.	1,982	103,779
Chugoku Electric Power Co., Inc. (The)	2,837	36,649
Coca-Cola Bottlers Japan Holdings, Inc. (1)	1,200	48,011
Concordia Financial Group Ltd.	11,931	60,631
Credit Saison Co. Ltd.	1,512	23,755
CyberAgent, Inc.	400	23,989
Dai Nippon Printing Co. Ltd.	2,705	60,448
Dai-ichi Life Holdings, Inc.	9,813	174,648
Daicel Corp.	2,854	31,528
Daiichi Sankyo Co. Ltd.	5,200	198,658
Daikin Industries Ltd.	2,273	271,653
Daito Trust Construction Co. Ltd.	616	100,207
www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Daiwa House Industry Co. Ltd.	5,132	174,600
Daiwa Securities Group, Inc.	14,525	84,185
DeNA Co., Ltd.	1,068	19,999
Denso Corp.	4,322	210,889
Dentsu, Inc.	1,905	90,179
Don Quijote Holdings Co. Ltd.	909	43,631
East Japan Railway Co.	2,950	282,508
Eisai Co. Ltd.	2,351	165,487
Electric Power Development Co. Ltd.	1,493	38,535
FamilyMart UNY Holdings Co. Ltd. (1)	833	87,719
FANUC Corp.	1,662	329,428
Fast Retailing Co. Ltd.	436	199,834
Fuji Electric Co. Ltd.	5,708	43,359
FUJIFILM Holdings Corp.	3,627	141,463
Fujitsu Ltd.	16,524	99,995
Fukuoka Financial Group, Inc.	7,889	39,589
Hakuhodo DY Holdings, Inc.	2,178	34,922
Hamamatsu Photonics KK	1,451	62,288
Hankyu Hanshin Holdings, Inc.	2,062	82,829
Hikari Tsushin, Inc.	219	38,434
Hino Motors Ltd.	2,636	28,108
Hirose Electric Co. Ltd.	342	42,297
Hisamitsu Pharmaceutical Co., Inc.	630	53,084
Hitachi Chemical Co. Ltd.	1,062	21,380
Hitachi Construction Machinery Co. Ltd.	1,096	35,532
Hitachi High-Technologies Corp.	702	28,557
Hitachi Ltd.	43,924	309,444
Hitachi Metals Ltd.	2,186	22,666
Honda Motor Co. Ltd.	13,901	407,591
Hoshizaki Corp.	316	31,936
HOYA Corp.	3,523	199,856
Hulic Co. Ltd.	3,040	32,446
Idemitsu Kosan Co. Ltd.	897	31,899
IHI Corp.	1,498	52,106
Iida Group Holdings Co. Ltd.	1,500	28,877
INPEX Corp.	8,491	88,186
Isetan Mitsukoshi Holdings Ltd.	3,424	42,717
Isuzu Motors Ltd.	5,055	67,015
ITOCHU Corp.	13,548	245,027
J Front Retailing Co. Ltd.	2,460	37,370
Japan Airlines Co. Ltd.	820	29,053
Japan Exchange Group, Inc.	4,518	83,800
Japan Post Bank Co. Ltd.	2,200	25,578
Japan Post Holdings Co. Ltd.	8,500	93,022
Japan Prime Realty Investment Corp.	8	29,063
Japan Real Estate Investment Corp.	10	52,900
Japan Retail Fund Investment Corp.	25	45,096

14 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Japan Tobacco, Inc.	7,734	216,138
JFE Holdings, Inc.	4,625	87,356
JGC Corp.	2,113	42,503
JSR Corp.	1,959	33,292
JTEKT Corp.	2,275	30,880
JXTG Holdings, Inc.	26,738	185,502
Kajima Corp.	7,163	55,346
Kakaku.com, Inc.	1,455	32,764
Kamigumi Co. Ltd.	1,188	24,658
Kaneka Corp.	2,854	25,559
Kansai Electric Power Co., Inc. (The)	6,078	88,642
Kansai Paint Co. Ltd.	1,523	31,606
Kao Corp.	4,501	343,073
Kawasaki Heavy Industries Ltd.	1,447	42,557
KDDI Corp.	16,267	444,819
Keihan Holdings Co. Ltd.	1,038	37,216
Keikyu Corp.	2,389	39,130
Keio Corp.	1,179	56,970
Keisei Electric Railway Co. Ltd.	1,406	48,229
Keyence Corp.	890	501,973
Kikkoman Corp.	1,501	75,783
Kintetsu Group Holdings Co. Ltd.	1,546	63,039
Kirin Holdings Co. Ltd.	7,826	209,775
Kobe Steel Ltd.	3,157	28,850
Koito Manufacturing Co. Ltd.	947	62,552
Komatsu Ltd.	8,346	237,599
Konami Holdings Corp.	951	48,322
Konica Minolta, Inc.	4,612	42,773
Kose Corp.	308	66,249
Kubota Corp.	9,711	152,413
Kuraray Co. Ltd.	3,618	49,760
Kurita Water Industries Ltd.	1,032	29,394
Kyocera Corp.	2,948	165,789
Kyowa Hakko Kirin Co. Ltd.	2,644	53,219
Kyushu Electric Power Co., Inc.	3,051	34,067
Kyushu Railway Co.	900	27,518
Lawson, Inc.	364	22,733
LINE Corp. (3)	439	18,125
Lion Corp.	1,722	31,510
LIXIL Group Corp.	2,713	54,221
M3, Inc.	1,979	78,701
Mabuchi Motor Co. Ltd.	499	23,684
Makita Corp.	1,948	87,140
Marubeni Corp.	14,833	112,929
Marui Group Co. Ltd. (1)	2,130	44,805
Maruichi Steel Tube Ltd.	575	19,486
Mazda Motor Corp.	4,510	55,322

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
McDonald’s Holdings Company (Japan), Ltd.	677	34,523
Mebuki Financial Group, Inc.	9,500	31,867
Medipal Holdings Corp.	1,745	35,052
MEIJI Holdings Co. Ltd.	1,167	98,558
MINEBEA MITSUMI, Inc.	3,459	58,290
MISUMI Group, Inc.	2,280	66,336
Mitsubishi Chemical Holdings Corp.	13,822	115,424
Mitsubishi Corp.	13,590	376,838
Mitsubishi Electric Corp.	17,460	231,658
Mitsubishi Estate Co. Ltd.	10,868	189,722
Mitsubishi Gas Chemical Co., Inc.	1,848	41,761
Mitsubishi Heavy Industries Ltd.	2,544	92,478
Mitsubishi Tanabe Pharma Corp.	1,789	30,887
Mitsubishi UFJ Financial Group, Inc.	106,076	600,908
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	27,991
Mitsui & Co. Ltd.	15,475	257,694
Mitsui Chemicals, Inc.	1,875	49,835
Mitsui Fudosan Co. Ltd.	6,731	162,138
Mizuho Financial Group, Inc.	208,814	351,744
MS&AD Insurance Group Holdings, Inc.	4,228	131,316
Murata Manufacturing Co. Ltd.	1,338	224,619
Nabtesco Corp.	1,148	35,272
Nagoya Railroad Co. Ltd.	1,875	48,365
NEC Corp.	2,055	56,315
Nexon Co. Ltd. (3)	3,550	51,508
NGK Insulators Ltd.	2,671	47,458
NGK Spark Plug Co. Ltd.	1,223	34,768
NH Foods Ltd.	883	35,696
Nidec Corp.	2,114	316,232
Nikon Corp.	3,474	55,210
Nintendo Co. Ltd.	1,021	333,284
Nippon Building Fund, Inc.	12	69,219
Nippon Express Co. Ltd.	576	41,738
Nippon Paint Holdings Co. Ltd. (1)	1,658	71,303
Nippon Prologis REIT, Inc. (1)	10	20,754
Nippon Steel & Sumitomo Metal Corp.	6,175	121,074
Nippon Telegraph & Telephone Corp.	5,902	268,116
Nippon Yusen KK	1,647	32,630
Nissan Chemical Industries Ltd.	1,247	58,088
Nissan Motor Co. Ltd.	18,443	179,454
Nisshin Seifun Group, Inc.	2,017	42,738
Nissin Foods Holdings Co. Ltd.	598	43,328
Nitori Holdings Co. Ltd.	716	111,394
Nitto Denko Corp.	1,470	110,981
NOK Corp.	970	18,735
Nomura Holdings, Inc.	31,557	152,706
Nomura Real Estate Holdings, Inc.	1,270	28,119

16 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nomura Real Estate Master Fund, Inc.	29	40,961
Nomura Research Institute Ltd.	1,300	62,896
NSK Ltd.	3,396	34,954
NTT Data Corp.	6,430	73,964
NTT DoCoMo, Inc.	11,724	298,755
Obayashi Corp.	5,320	55,240
Obic Co. Ltd.	660	54,527
Odakyu Electric Railway Co. Ltd.	2,305	49,433
Oji Holdings Corp.	8,273	51,268
Olympus Corp.	2,569	96,100
Omron Corp.	1,663	77,469
Ono Pharmaceutical Co. Ltd.	3,505	82,055
Oracle Corp. Japan	389	31,705
Oriental Land Co. Ltd.	1,924	201,725
ORIX Corp.	12,102	190,753
Osaka Gas Co. Ltd.	3,123	64,665
Otsuka Corp.	1,064	41,653
Otsuka Holdings Co. Ltd.	3,552	171,820
Panasonic Corp.	19,947	268,974
Park24 Co. Ltd.	1,041	28,311
Pola Orbis Holdings, Inc.	932	40,957
Recruit Holdings Co. Ltd.	10,057	277,761
Renesas Electronics Corp. (3)	2,700	26,395
Resona Holdings, Inc.	19,311	102,923
Ricoh Co. Ltd.	6,835	62,593
Rinnai Corp.	346	30,493
Rohm Co. Ltd.	907	75,793
Ryohin Keikaku Co. Ltd.	243	85,372
Santen Pharmaceutical Co. Ltd.	2,900	50,450
SBI Holdings, Inc.	1,575	40,383
Secom Co. Ltd.	1,648	126,375
Sega Sammy Holdings, Inc.	1,500	25,673
Seibu Holdings, Inc.	1,744	29,368
Seiko Epson Corp.	2,852	49,515
Sekisui Chemical Co. Ltd.	3,264	55,523
Sekisui House Ltd.	4,350	76,884
Seven & I Holdings Co. Ltd.	6,826	297,721
Seven Bank Ltd.	6,071	18,538
Sharp Corp. (1)	1,524	37,068
Shimadzu Corp.	2,414	72,833
Shimamura Co. Ltd.	225	19,782
Shimano, Inc.	650	95,384
Shimizu Corp.	5,627	58,240
Shin-Etsu Chemical Co. Ltd.	3,335	296,376
Shinsei Bank Ltd.	1,822	27,956
Shionogi & Co. Ltd.	2,721	139,625
Shiseido Co. Ltd.	3,474	275,683

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shizuoka Bank Ltd. (The)	3,925	35,291
Showa Shell Sekiyu KK	1,921	28,621
SMC Corp.	479	175,357
SoftBank Group Corp.	6,792	485,004
Sohgo Security Services Co. Ltd.	728	34,251
Sompo Holdings, Inc.	3,199	129,080
Sony Corp.	11,280	577,698
Sony Financial Holdings, Inc. (1)	1,774	33,800
Stanley Electric Co. Ltd.	1,134	38,613
Start Today Co. Ltd.	1,807	65,378
Subaru Corp.	5,228	152,056
Sumco Corp. (1)	1,000	20,084
Sumitomo Chemical Co. Ltd.	13,034	73,715
Sumitomo Corp.	10,925	179,168
Sumitomo Dainippon Pharma Co. Ltd.	1,622	34,282
Sumitomo Electric Industries Ltd.	6,690	99,498
Sumitomo Heavy Industries Ltd.	1,127	37,972
Sumitomo Metal Mining Co. Ltd.	2,120	80,913
Sumitomo Mitsui Financial Group, Inc.	11,997	467,955
Sumitomo Mitsui Trust Holdings, Inc.	2,582	101,869
Sumitomo Realty & Development Co. Ltd.	2,468	90,884
Sumitomo Rubber Industries Ltd. (1)	1,743	27,628
Sundrug Co. Ltd.	752	30,465
Suntory Beverage & Food Ltd.	1,417	60,581
Suruga Bank Ltd.	1,775	15,811
Suzuken Co. Ltd.	790	33,409
Suzuki Motor Corp.	2,978	164,112
Sysmex Corp.	1,393	129,792
T&D Holdings, Inc.	5,006	75,080
Taiheiyo Cement Corp.	1,231	40,495
Taisei Corp.	1,849	101,823
Taisho Pharmaceutical Holdings Co. Ltd.	167	19,536
Taiyo Nippon Sanso Corp.	1,324	18,953
Takashimaya Co. Ltd.	3,081	26,359
Takeda Pharmaceutical Co. Ltd. (1)	6,400	269,236
TDK Corp.	1,255	127,788
Teijin Ltd.	1,907	34,932
Terumo Corp.	2,959	169,397
THK Co. Ltd.	1,228	35,062
Tobu Railway Co. Ltd.	1,973	60,299
Toho Co. Ltd.	1,156	38,719
Toho Gas Co. Ltd.	772	26,744
Tohoku Electric Power Co., Inc.	3,514	42,935
Tokio Marine Holdings, Inc.	6,100	285,378
Tokyo Electric Power Co. Holdings, Inc. (3)	11,600	54,004
Tokyo Electron Ltd.	1,488	255,420
Tokyo Gas Co. Ltd.	3,362	89,269

18 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tokyo Tatemono Co. Ltd.	2,101	28,819
Tokyu Corp.	1,884	32,420
Tokyu Fudosan Holdings Corp.	5,227	36,871
Toppan Printing Co. Ltd.	5,348	41,838
Toray Industries, Inc.	13,262	104,675
Toshiba Corp. (3)	36,748	110,319
Tosoh Corp.	1,600	24,739
TOTO Ltd.	1,143	52,905
Toyo Seikan Group Holdings Ltd.	1,665	29,220
Toyo Suisan Kaisha Ltd.	904	32,253
Toyoda Gosei Co. Ltd.	662	16,755
Toyota Industries Corp.	1,361	76,183
Toyota Motor Corp.	21,630	1,398,790
Toyota Tsusho Corp.	1,765	58,980
Trend Micro, Inc.	1,144	65,125
Tsuruha Holdings, Inc.	372	46,594
Unicharm Corp.	3,314	99,633
United Urban Investment Corp.	29	45,063
USS Co. Ltd.	2,235	42,493
West Japan Railway Co.	1,478	108,817
Yahoo Japan Corp. (1)	10,817	35,835
Yakult Honsha Co. Ltd.	896	59,907
Yamada Denki Co. Ltd.	6,405	31,817
Yamaguchi Financial Group, Inc.	2,021	22,735
Yamaha Corp.	1,409	73,124
Yamaha Motor Co. Ltd. (1)	2,354	59,094
Yamato Holdings Co. Ltd. (1)	2,964	87,238
Yamazaki Baking Co. Ltd.	1,347	35,319
Yaskawa Electric Corp.	2,183	76,875
Yokogawa Electric Corp.	2,328	41,339
Yokohama Rubber Co. Ltd. (The) (1)	1,123	23,293
		30,528,170

Luxembourg - 0.3%
ArcelorMittal	4,348	126,856
Eurofins Scientific SE	110	61,007
Millicom International Cellular SA SDR	674	39,612
SES SA FDR	3,714	67,891
Tenaris SA	4,814	87,856
		383,222

Netherlands - 6.3%
ABN AMRO Group NV (5)	2,854	73,809
Aegon NV	16,563	98,891
AerCap Holdings NV (3)	1,228	66,496
Airbus SE	5,180	604,479
Akzo Nobel NV	2,298	196,002

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Altice Europe NV, Class A (1)(3)	3,767	15,290
ASML Holding NV	3,587	709,813
CNH Industrial NV	9,151	96,666
EXOR NV	898	60,092
Fiat Chrysler Automobiles NV	9,199	173,532
Heineken Holding NV	1,027	98,218
Heineken NV	2,142	214,604
ING Groep NV	33,790	485,039
Koninklijke Ahold Delhaize NV (1)	11,589	276,717
Koninklijke DSM NV	1,668	166,865
Koninklijke KPN NV	27,289	74,204
Koninklijke Philips NV	8,460	358,433
Koninklijke Vopak NV	716	33,002
NN Group NV	2,795	113,355
NXP Semiconductors NV (3)	2,976	325,188
QIAGEN NV	2,172	78,733
Randstad NV	975	57,228
Royal Dutch Shell plc, Class A	40,237	1,392,559
Royal Dutch Shell plc, Class B	33,195	1,188,813
STMicroelectronics NV	5,943	131,954
Unilever NV	14,236	793,186
Wolters Kluwer NV	2,422	136,060
		8,019,228

New Zealand - 0.2%
a2 Milk Co., Ltd. (3)	8,483	65,700
Auckland International Airport Ltd.	9,712	44,562
Fisher & Paykel Healthcare Corp. Ltd.	2,978	30,009
Fletcher Building Ltd.	7,060	33,131
Meridian Energy Ltd.	13,065	27,597
Ryman Healthcare Ltd.	3,823	30,966
Spark New Zealand Ltd.	18,656	47,083
		279,048

Norway - 0.8%
Aker BP ASA	1,819	66,909
DNB ASA	8,213	159,932
Equinor ASA	10,475	276,986
Gjensidige Forsikring ASA (1)	2,039	33,381
Marine Harvest ASA	3,900	77,543
Norsk Hydro ASA	12,075	72,079
Orkla ASA	6,708	58,687
Schibsted ASA, Class B	908	25,615
Telenor ASA	7,654	156,758
Yara International ASA	1,797	74,346
		1,002,236

20 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Portugal - 0.2%
Banco Espirito Santo SA (2)(3)	34,023	—
EDP - Energias de Portugal SA	23,611	93,582
Galp Energia SGPS SA	5,073	96,507
Jeronimo Martins SGPS SA	2,566	36,962
		227,051

Singapore - 1.3%
Ascendas Real Estate Investment Trust	24,231	46,924
CapitaLand Commercial Trust	21,099	25,693
CapitaLand Ltd.	26,148	60,520
CapitaLand Mall Trust	25,281	38,428
City Developments Ltd.	4,171	33,409
ComfortDelGro Corp. Ltd.	21,978	37,824
DBS Group Holdings Ltd.	16,148	314,030
Genting Singapore Ltd.	61,654	55,206
Jardine Cycle & Carriage Ltd.	1,007	23,526
Keppel Corp. Ltd.	14,828	77,568
Oversea-Chinese Banking Corp. Ltd.	28,436	242,211
SATS Ltd.	6,826	25,003
SembCorp Industries Ltd. (1)	10,024	20,193
Singapore Airlines Ltd.	3,300	25,844
Singapore Exchange Ltd.	5,000	26,275
Singapore Press Holdings Ltd. (1)	15,419	29,383
Singapore Technologies Engineering Ltd.	15,918	38,369
Singapore Telecommunications Ltd.	62,191	140,415
Suntec Real Estate Investment Trust	24,465	31,020
United Overseas Bank Ltd.	12,114	237,419
UOL Group Ltd.	4,870	27,196
Venture Corp. Ltd.	2,000	26,130
Wilmar International Ltd.	19,586	43,920
Yangzijiang Shipbuilding Holdings Ltd.	19,561	12,947
		1,639,453

South Africa - 0.1%
Old Mutual Ltd. (3)	45,527	90,005

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	1,911	77,101
Aena SME SA (5)	615	111,344
Amadeus IT Group SA, Class A	3,966	311,856
Banco Bilbao Vizcaya Argentaria SA	59,631	420,551
Banco de Sabadell SA	46,278	77,275
Banco Santander SA	149,063	796,662
Bankia SA	11,742	43,787
Bankinter SA	5,419	52,581
CaixaBank SA	33,360	143,591

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Enagas SA	2,312	67,432
Endesa SA (1)	3,238	71,209
Ferrovial SA	4,427	90,588
Gas Natural SDG SA	2,975	78,647
Grifols SA	2,499	74,902
Iberdrola SA	52,120	401,936
Industria de Diseno Textil SA	8,644	294,364
International Consolidated Airlines Group SA	5,802	50,773
Mapfre SA	10,989	33,030
Red Electrica Corp. SA (1)	4,173	84,779
Repsol SA	9,960	194,410
Siemens Gamesa Renewable Energy SA (1)	1,846	24,676
Telefonica SA	39,043	331,375
		3,832,869

Sweden - 2.5%
Alfa Laval AB	2,993	70,658
Assa Abloy AB, Class B	8,723	185,029
Atlas Copco AB, Class A	5,827	168,753
Atlas Copco AB, Class B	3,558	92,692
Boliden AB	2,356	76,036
Electrolux AB, Series B	1,958	44,434
Epiroc AB, Class A (3)	5,827	61,147
Epiroc AB, Class B (3)	3,558	32,574
Essity AB, Class B	5,585	137,400
Hennes & Mauritz AB, Class B (1)	6,680	99,432
Hexagon AB, Class B	2,400	133,361
Husqvarna AB, Class B	4,245	40,158
ICA Gruppen AB (1)	820	25,087
Industrivarden AB, Class C	1,673	32,272
Investor AB, Class B	4,344	175,961
Kinnevik AB, Class B	1,988	67,745
L E Lundbergforetagen AB, Class B	510	15,610
Lundin Petroleum AB	1,894	60,116
Nordea Bank AB	27,463	263,441
Sandvik AB	10,353	182,844
Securitas AB, Class B	3,192	52,343
Skandinaviska Enskilda Banken AB, Class A	13,044	123,453
Skanska AB, Class B	3,467	62,755
SKF AB, Class B	3,325	61,553
Svenska Handelsbanken AB, Class A	12,961	143,549
Swedbank AB, Class A	7,827	166,764
Swedish Match AB	1,590	78,581
Tele2 AB, Class B	3,663	42,903
Telefonaktiebolaget LM Ericsson, Class B	28,022	215,887

22 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Telia Co. AB	15,243	69,476
Volvo AB, Class B	14,184	225,428
		3,207,442

Switzerland - 8.3%
ABB Ltd.	16,743	365,230
Adecco Group AG	1,418	83,682
Baloise Holding AG	415	60,199
Barry Callebaut AG	22	39,422
Chocoladefabriken Lindt & Sprungli AG	1	75,968
Chocoladefabriken Lindt & Sprungli AG PC	10	64,816
Cie Financiere Richemont SA	4,675	395,199
Clariant AG	1,110	26,561
Coca-Cola HBC AG	1,844	61,377
Credit Suisse Group AG	19,777	295,727
Dufry AG (3)	466	59,267
EMS-Chemie Holding AG	83	53,104
Ferguson plc	2,176	176,055
Geberit AG	344	147,288
Givaudan SA	84	190,245
Glencore plc	109,191	518,416
Julius Baer Group Ltd.	2,030	118,900
Kuehne & Nagel International AG	550	82,567
LafargeHolcim Ltd.	4,054	197,115
Lonza Group AG	692	182,858
Nestle SA	27,556	2,135,612
Novartis AG	19,687	1,491,309
Pargesa Holding SA	354	29,963
Partners Group Holding AG	156	114,043
Roche Holding AG PC	6,221	1,380,178
Schindler Holding AG	66	13,864
Schindler Holding AG PC	412	88,458
SGS SA	49	130,202
Sika AG	1,200	165,803
Sonova Holding AG	543	97,134
Straumann Holding AG	95	72,047
Swatch Group AG (The)	505	43,605
Swatch Group AG (The), Bearer Shares	206	97,517
Swiss Life Holding AG	327	113,388
Swiss Prime Site AG	608	55,863
Swiss Re AG	2,847	248,568
Swisscom AG (1)	201	89,713
Temenos AG	441	66,320
UBS Group AG	34,537	529,464
Vifor Pharma AG (1)	390	62,210
Zurich Insurance Group AG	1,356	401,010
		10,620,267

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Kingdom - 14.6%
3i Group plc	8,757	103,675
Admiral Group plc	1,608	40,413
Anglo American plc	11,997	266,344
Antofagasta plc	4,020	52,229
Ashtead Group plc	4,542	135,258
Associated British Foods plc	3,229	116,432
AstraZeneca plc	11,256	778,546
Auto Trader Group plc (5)	10,206	57,198
Aviva plc	30,052	199,398
Babcock International Group plc	2,322	24,949
BAE Systems plc	28,922	246,048
Barclays plc	152,202	376,203
Barratt Developments plc	10,219	69,274
Berkeley Group Holdings plc	1,068	53,200
BHP Billiton plc	18,945	425,172
BP plc	175,243	1,333,339
British American Tobacco plc	20,335	1,024,343
British Land Co. plc (The)	8,346	73,837
BT Group plc	66,163	189,805
Bunzl plc	2,897	87,493
Burberry Group plc	3,925	111,551
Carnival plc	1,710	97,735
Centrica plc	36,488	75,763
Coca-Cola European Partners plc (6)	1	41
Coca-Cola European Partners plc (6)	1,736	70,330
Compass Group plc	14,287	304,536
Croda International plc	1,338	84,531
Diageo plc	22,187	797,088
Direct Line Insurance Group plc	11,922	53,800
easyJet plc	1,619	35,618
Fresnillo plc	2,253	33,952
G4S plc	15,819	55,721
GlaxoSmithKline plc	43,689	880,811
GVC Holdings plc	4,677	64,673
Hammerson plc	8,073	55,481
Hargreaves Lansdown plc	2,659	68,926
HSBC Holdings plc	176,853	1,652,576
Imperial Brands plc	8,611	319,796
InterContinental Hotels Group plc	1,612	100,210
Intertek Group plc	1,422	106,921
Investec plc	6,644	46,978
ITV plc	29,708	67,920
J Sainsbury plc	16,600	70,247
John Wood Group plc	3,408	28,143
Johnson Matthey plc	1,639	78,044
Kingfisher plc	19,212	75,131

24 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Land Securities Group plc	6,865	86,487
Legal & General Group plc	44,559	155,860
Lloyds Banking Group plc	630,386	523,042
London Stock Exchange Group plc	2,871	169,014
Marks & Spencer Group plc	16,551	64,292
Meggitt plc	7,904	51,291
Melrose Industries plc	32,504	90,948
Merlin Entertainments plc (5)	7,236	36,894
Micro Focus International plc	3,000	52,054
Mondi plc	3,206	86,492
National Grid plc	30,455	336,560
Next plc	1,210	96,315
NMC Health plc	541	25,464
Pearson plc	7,041	81,997
Persimmon plc	2,734	91,069
Prudential plc	23,298	531,109
Quilter plc (3)(5)	15,176	29,025
Randgold Resources Ltd.	955	73,504
Reckitt Benckiser Group plc	5,982	491,510
RELX NV	8,296	176,363
RELX plc	9,710	207,357
Rio Tinto plc	10,812	595,941
Rolls-Royce Holdings plc	15,214	198,164
Royal Bank of Scotland Group plc (3)	33,125	111,516
Royal Mail plc	7,310	48,633
RSA Insurance Group plc	8,671	77,547
Sage Group plc (The)	9,664	79,817
Schroders plc	1,184	49,132
Segro plc	8,386	73,854
Severn Trent plc	2,400	62,577
Sky plc	8,801	169,497
Smith & Nephew plc	8,392	154,583
Smiths Group plc	4,028	89,975
SSE plc	9,191	164,064
St James's Place plc	5,368	80,993
Standard Chartered plc	22,108	200,816
Standard Life Aberdeen plc	24,289	104,010
Taylor Wimpey plc	27,593	64,955
Tesco plc	68,691	232,423
Travis Perkins plc	2,548	47,746
Unilever plc	10,984	606,761
United Utilities Group plc	6,952	69,890
Vodafone Group plc	237,425	575,112
Weir Group plc (The)	2,420	63,555
Whitbread plc	1,607	83,769

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
WM Morrison Supermarkets plc	22,618	75,024
WPP plc	11,589	182,081
		18,708,761

United States - 0.0% (4)
Altice USA, Inc., Class A	1,568	26,754

Total Common Stocks (Cost $95,949,221)		126,744,318

RIGHTS - 0.0% (4)
Italy - 0.0%
Intesa Sanpaolo SpA, Exp. 7/17/18 (3)	130,150	—

Spain - 0.0% (4)
ACS Actividades de Construccion y Servicios SA, Exp. 7/11/18 (3)	1,911	1,969
Repsol SA, Exp. 7/11/18 (3)	9,960	5,654
		7,623

Total Rights (Cost $7,694)		7,623

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	482,584	482,584

Total Time Deposit (Cost $482,584)		482,584

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	524,478	524,478

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $524,478)		524,478

TOTAL INVESTMENTS (Cost $96,963,977) - 99.9%		127,759,003
Other assets and liabilities, net - 0.1%		104,412
NET ASSETS - 100.0%		127,863,415

26 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $2,172,302.
(2) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(3) Non-income producing security.
(4) Amount is less than 0.05%.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $987,359, which represents 0.8% of the net assets of the Fund as of June 30, 2018.

(6) Securities are traded on separate exchanges for the same entity.

At June 30, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% of total investments*
Financials	19.7%
Industrials	14.3%
Consumer Discretionary	12.3%
Consumer Staples	11.3%
Health Care	10.6%
Materials	8.2%
Information Technology	6.8%
Energy	6.1%
Telecommunication Services	3.6%
Real Estate	3.5%
Utilities	3.2%
Time Deposit	0.4%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $96,963,977) - including $2,172,302 of securities on loan	$127,759,003
Cash denominated in foreign currency, at value (cost $438,633)	437,216
Receivable for investments sold	18,599
Receivable for capital shares sold	114,010
Dividends and interest receivable	255,948
Securities lending income receivable	3,092
Tax reclaims receivable	277,397
Receivable from affiliate	33,984
Directors' deferred compensation plan	22,883
Other assets	1,596
Total assets	128,923,728

LIABILITIES
Payable for investments purchased	321,845
Payable for capital shares redeemed	48,290
Deposits for securities loaned	524,478
Payable to affiliates:
Investment advisory fee	32,133
Administrative fee	12,853
Distribution and service fees	1,307
Directors' deferred compensation plan	22,883
Accrued expenses	96,524
Total liabilities	1,060,313
NET ASSETS	$127,863,415

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$95,367,717
Accumulated undistributed net investment income	5,585,857
Accumulated net realized loss	(3,880,440)
Net unrealized appreciation	30,790,281
Total	$127,863,415

NET ASSET VALUE PER SHARE
Class I (based on net assets of $119,994,230 and 1,351,646 shares outstanding)	$88.78
Class F (based on net assets of $7,869,185 and 88,326 shares outstanding)	$89.09
See notes to financial statements.

28 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $301,056)	$2,875,203
Interest income	146
Securities lending income, net	24,047
Total investment income	2,899,396

EXPENSES
Investment advisory fee	211,567
Administrative fee	84,627
Distribution and service fees:
Class F	7,546
Directors' fees and expenses	3,678
Custodian fees	66,103
Transfer agency fees and expenses	8,559
Accounting fees	24,239
Professional fees	17,602
Reports to shareholders	15,999
Interest expense and fees	6,389
Licensing fees	34,235
Miscellaneous	22,832
Total expenses	503,376
Waiver and/or reimbursement of expenses by affiliate	(145,048)
Reimbursement of expenses-other	(1,281)
Net expenses	357,047
Net investment income	2,542,349

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(224,038)
Foreign currency transactions	(22,070)
(246,108)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(5,610,231)
Foreign currency	(12,297)
(5,622,528)

Net realized and unrealized loss	(5,868,636)

Net decrease in net assets resulting from operations	($3,326,287)
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 29

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$2,542,349	$3,490,680
Net realized loss	(246,108)	(1,679,323)
Net change in unrealized appreciation (depreciation)	(5,622,528)	28,968,942
Net increase (decrease) in net assets resulting from operations	(3,326,287)	30,780,299

Distributions to shareholders from:
Net investment income:
Class I shares	—	(3,425,465)
Class F shares	—	(161,044)
Total distributions to shareholders	—	(3,586,509)

Capital share transactions:
Class I shares	(17,996,079)	(9,744,253)
Class F shares	878,120	1,687,228
Net decrease in net assets from capital share transactions	(17,117,959)	(8,057,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,444,246)	19,136,765

NET ASSETS
Beginning of period	148,307,661	129,170,896
End of period (including accumulated undistributed net investment income of $5,585,857 and $3,043,508, respectively)	$127,863,415	$148,307,661
See notes to financial statements.

30 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
CLASS I SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$91.21		$74.93	$76.87	$78.33	$85.97	$72.87
Income from investment operations:
Net investment income (1)	1.65		2.11	1.88	1.63	2.24	1.70
Net realized and unrealized gain (loss)	(4.08)		16.39	(1.54)	(2.88)	(7.75)	13.34
Total from investment operations	(2.43)		18.50	0.34	(1.25)	(5.51)	15.04
Distributions from:
Net investment income	—		(2.22)	(2.28)	(0.21)	(2.13)	(1.94)
Total distributions	—		(2.22)	(2.28)	(0.21)	(2.13)	(1.94)
Total increase (decrease) in net asset value	(2.43)		16.28	(1.94)	(1.46)	(7.64)	13.10
Net asset value, ending	$88.78		$91.21	$74.93	$76.87	$78.33	$85.97
Total return (2)	(2.66%)	(3)	24.76%	0.46%	(1.61%)	(6.44%)	20.72%
Ratios to average net assets: (4)
Total expenses	0.70%	(5)(6)	0.68%	0.98%	0.95%	0.98%	0.97%
Net expenses	0.49%	(5)(6)	0.48%	0.97%	0.95%	0.98%	0.97%
Net investment income	3.62%	(5)	2.49%	2.50%	2.01%	2.63%	2.15%
Portfolio turnover	2%	(3)	3%	22%	10%	28%	12%
Net assets, ending (in thousands)	$119,994		$141,082	$124,685	$154,811	$170,425	$159,182

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) Includes interest expense of 0.01%.
See notes to financial statements.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (a) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$91.65		$75.47	$77.45	$78.93	$86.41	$73.19
Income from investment operations:
Net investment income (1)	1.59		1.87	1.60	1.44	2.03	1.49
Net realized and unrealized gain (loss)	(4.15)		16.53	(1.43)	(2.90)	(7.74)	13.44
Total from investment operations	(2.56)		18.40	0.17	(1.46)	(5.71)	14.93
Distributions from:
Net investment income	—		(2.22)	(2.15)	(0.02)	(1.77)	(1.71)
Total distributions	—		(2.22)	(2.15)	(0.02)	(1.77)	(1.71)
Total increase (decrease) in net asset value	(2.56)		16.18	(1.98)	(1.48)	(7.48)	13.22
Net asset value, ending	$89.09		$91.65	$75.47	$77.45	$78.93	$86.41
Total return (2)	(2.79%)	(3)	24.44%	0.24%	(1.84%)	(6.62%)	20.47%
Ratios to average net assets: (4)
Total expenses	0.95%	(5)(6)	0.91%	1.26%	1.24%	1.32%	1.26%
Net expenses	0.74%	(5)(6)	0.73%	1.19%	1.19%	1.19%	1.19%
Net investment income	3.48%	(5)	2.18%	2.11%	1.75%	2.37%	1.85%
Portfolio turnover	2%	(3)	3%	22%	10%	28%	12%
Net assets, ending (in thousands)	$7,869		$7,226	$4,486	$3,906	$3,926	$3,131

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) Includes interest expense of 0.01%.
See notes to financial statements.

32 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

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Short-Term Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
France	$291,413	$12,713,862		$—	$13,005,275
Hong Kong	54,320	4,545,742		—	4,600,062
Israel	171,660	494,572		—	666,232
Netherlands	391,684	7,627,544		—	8,019,228
Singapore	55,206	1,584,247		—	1,639,453
Sweden	93,721	3,113,721		—	3,207,442
United Kingdom	29,066	18,679,695		—	18,708,761
United States	26,754	—		—	26,754
Other Countries(2)	—	76,871,111		—	76,871,111
Total Common Stocks	$1,113,824	$125,630,494	(3)	$—	$126,744,318
Rights	7,623	—		—	7,623
Time Deposit	—	482,584		—	482,584
Short Term Investment of Cash Collateral for Securities Loaned	524,478	—		—	524,478
Total Investments	$1,645,925	$126,113,078		$—	$127,759,003

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2018 is not presented. At June 30, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

34 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $211,567.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’

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average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $137,232.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2018, CRM was paid administrative fees of $84,627, of which $7,816 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $7,546 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $175 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund's allocated portion of such expense and reimbursement was $1,281, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $6,099 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,668,568 and $17,640,809, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $1,798,635 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $1,798,635 are long-term.

36 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$99,882,748
Gross unrealized appreciation	$34,321,973
Gross unrealized depreciation	(6,445,718)
Net unrealized appreciation (depreciation)	$27,876,255
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $2,172,302 and the total value of collateral received was $2,273,646, comprised of cash of $524,478 and U.S. Government and/or agencies securities of $1,749,168.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,273,646	$—	$—	$—	$2,273,646
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2018. Average borrowings and the weighted average interest rate (excluding fees) for the six months ended June 30, 2018 were $402,752 and 3.20%, respectively.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 37

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	48,743	$4,473,528	109,781	$9,335,003
Reinvestment of distributions	—	—	38,510	3,425,465
Shares redeemed	(243,856)	(22,469,607)	(265,463)	(22,504,721)
Net decrease	(195,113)	($17,996,079)	(117,172)	($9,744,253)

Class F
Shares sold	15,326	$1,417,813	36,010	$3,096,651
Reinvestment of distributions	—	—	1,801	161,044
Shares redeemed	(5,845)	(539,693)	(18,403)	(1,570,467)
Net increase	9,481	$878,120	19,408	$1,687,228
At June 30, 2018, separate accounts of an insurance company owned 73.3% of the value of the outstanding shares of the Fund.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

38 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

40 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe for the one-, three- and five-year periods ended September 30, 2017, outperformed the median of its Lipper benchmark index for the one-year period ended September 30, 2017 and underperformed the median of its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. The Board took into account the impact of the Fund’s fees and expenses on the Fund’s relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP EAFE International Index Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP EAFE International Index Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

42 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24228 6.30.2018

Calvert VP Volatility Managed Moderate Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
17	Board of Directors’ Contract Approval
20	Officers and Directors
21	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Blake Graves, CFA, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	-1.26%	4.60%	5.81	4.82%

S&P 500 Daily Risk Control 7.5% Index	—	—	2.56%	14.99%	8.19%	8.03%
Moderate Portfolio Custom Blended Benchmark	—	—	0.22	5.85	6.74	6.10

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.97%
Net						0.91

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	49.1%
Fixed-Income Funds	47.3%
Time Deposit	3.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 7.5% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 7.5%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Moderate Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$987.40	$4.09**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.9%
Equity Exchange-Traded Funds - 48.9%
Financial Select Sector SPDR Fund	59,500	1,582,105
Health Care Select Sector SPDR Fund	19,500	1,627,470
iShares Core S&P Mid-Cap ETF	23,000	4,479,940
iShares Russell 2000 ETF (1)	24,000	3,930,480
iShares S&P 500 Growth ETF	36,000	5,853,960
iShares S&P 500 Value ETF	46,000	5,065,980
iShares S&P Mid-Cap 400 Value ETF	7,000	1,134,210
Technology Select Sector SPDR Fund	23,000	1,597,810
Vanguard FTSE Developed Markets ETF	241,500	10,360,350
Vanguard FTSE Emerging Markets ETF	26,000	1,097,200
Vanguard REIT ETF (1)	29,000	2,362,050
Vanguard S&P 500 ETF	64,000	15,968,640
		55,060,195

Fixed-Income Exchange-Traded Funds - 47.0%
iShares Core U.S. Aggregate Bond ETF	250,000	26,580,000
Vanguard Total Bond Market ETF	334,000	26,449,460
		53,029,460

Total Exchange-Traded Funds (Cost $98,947,598)		108,089,655

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	3,967,192	3,967,192

Total Time Deposit (Cost $3,967,192)		3,967,192

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,064,641	1,064,641

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,064,641)		1,064,641

TOTAL INVESTMENTS (Cost $103,979,431) - 100.4%		113,121,488
Other assets and liabilities, net - (0.4%)		(449,153)
NET ASSETS - 100.0%		112,672,335

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NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $4,935,934.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	14	Sep-18	$1,153,250	($19,436)
E-mini S&P 500 Index	30	Sep-18	4,082,400	(81,547)
E-mini S&P MidCap 400 Index	4	Sep-18	782,440	(15,543)
MSCI EAFE Index	17	Sep-18	1,662,090	(50,843)
Total Long				($167,369)
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $103,979,431) - including $4,935,934 of securities on loan	$113,121,488
Receivable for variation margin on open futures contracts	12,166
Receivable for investments sold	220,374
Dividends and interest receivable	149,836
Securities lending income receivable	2,042
Receivable from affiliate	14,833
Deposits at broker for futures contracts	318,600
Directors' deferred compensation plan	18,044
Other assets	1,284
Total assets	113,858,667

LIABILITIES
Payable for capital shares redeemed	9,506
Deposits for securities loaned	1,064,641
Payable to affiliates:
Investment advisory fee	39,225
Administrative fee	11,207
Distribution and service fees	23,348
Directors' deferred compensation plan	18,044
Accrued expenses	20,361
Total liabilities	1,186,332
NET ASSETS	$112,672,335

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$98,246,313
Accumulated undistributed net investment income	2,236,686
Accumulated undistributed net realized gain	3,214,648
Net unrealized appreciation	8,974,688
Total	$112,672,335

NET ASSET VALUE PER SHARE
Class F (based on net assets of $112,672,335 and 6,276,118 shares outstanding)	$17.95
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,157,515
Interest income	6,641
Securities lending income, net	13,309
Total investment income	1,177,465

EXPENSES
Investment advisory fee	239,134
Administrative fee	68,324
Distribution and service fees	142,341
Directors' fees and expenses	3,047
Custodian fees	12,375
Transfer agency fees and expenses	847
Accounting fees	12,898
Professional fees	12,193
Reports to shareholders	5,381
Miscellaneous	5,404
Total expenses	501,944
Waiver and/or reimbursement of expenses by affiliate	(28,178)
Reimbursement of expenses-other	(1,132)
Net expenses	472,634
Net investment income	704,831

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,495,041
Futures contracts	(749,765)
Capital gains distributions received	6,361
751,637

Net change in unrealized appreciation (depreciation) on:
Investment securities	(2,649,522)
Futures contracts	(271,358)
(2,920,880)

Net realized and unrealized loss	(2,169,243)

Net decrease in net assets resulting from operations	($1,464,412)
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$704,831	$1,536,522
Net realized gain	751,637	2,626,333
Net change in unrealized appreciation (depreciation)	(2,920,880)	9,091,093
Net increase (decrease) in net assets resulting from operations	(1,464,412)	13,253,948

Distributions to shareholders from:
Net investment income	—	(1,504,805)
Net realized gain	—	(709,287)
Total distributions to shareholders	—	(2,214,092)

Net decrease in net assets from capital share transactions	(4,340,774)	(2,629,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,805,186)	8,410,801

NET ASSETS
Beginning of period	118,477,521	110,066,720
End of period (including accumulated undistributed net investment income of $2,236,686 and $1,531,855, respectively)	$112,672,335	$118,477,521
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,					Period Ended December 31,
CLASS F SHARES			2017	2016		2015	2014	2013 (1)
Net asset value, beginning	$18.18		$16.52	$15.50		$16.01	$15.17	$15.00
Income from investment operations:
Net investment income (2)	0.11		0.23	0.24		0.23	0.29	0.21
Net realized and unrealized gain (loss)	(0.34)		1.77	0.78		(0.42)	0.81	0.08
Total from investment operations	(0.23)		2.00	1.02		(0.19)	1.10	0.29
Distributions from:
Net investment income	—		(0.23)	—	(3)	(0.22)	(0.16)	(0.12)
Net realized gain	—		(0.11)	—	(3)	(0.10)	(0.10)	—
Total distributions	—		(0.34)	—	(3)	(0.32)	(0.26)	(0.12)
Total increase (decrease) in net asset value	(0.23)		1.66	1.02		(0.51)	0.84	0.17
Net asset value, ending	$17.95		$18.18	$16.52		$15.50	$16.01	$15.17
Total return (4)	(1.26%)	(5)	12.16%	6.61%		(1.22%)	7.25%	1.97%	(5)
Ratios to average net assets: (6)(7)
Total expenses	0.88%	(8)	0.89%	0.90%		0.88%	0.93%	1.60%	(8)
Net expenses	0.83%	(8)	0.83%	0.83%		0.83%	0.83%	0.83%	(8)
Net investment income	1.24%	(8)	1.33%	1.48%		1.42%	1.80%	2.10%	(8)
Portfolio turnover	6%	(5)	9%	10%		21%	36%	3%	(5)
Net assets, ending (in thousands)	$112,672		$118,478	$110,067		$96,245	$99,765	$9,164

(1) From April 30, 2013 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $(0.005).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Amounts do not include the expenses of the Underlying Funds.
(8) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Short-Term Securities. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might

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reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$108,089,655	$—	$—	$108,089,655
Time Deposit	—	3,967,192	—	3,967,192
Short Term Investment of Cash Collateral for Securities Loaned	1,064,641	—	—	1,064,641
Total Investments	$109,154,296	$3,967,192	$—	$113,121,488

Liabilities
Futures Contracts(1)	$(167,369)	$—	$—	$(167,369)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $239,134.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $20,879.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2018, CRM was paid administrative fees of $68,324 of which $7,299 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $142,341 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $42 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six

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months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,132, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,529,504 and $10,420,208, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$104,194,752
Gross unrealized appreciation	$10,754,808
Gross unrealized depreciation	(1,995,441)
Net unrealized appreciation (depreciation)	$8,759,367
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($167,369)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($749,765)	($271,358)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2018 was approximately $7,038,000.

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NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $4,935,934 and the total value of collateral received was $5,038,501, comprised of cash of $1,064,641 and U.S. Government and/or agencies securities of $3,973,860.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$5,038,501	$—	$—	$—	$5,038,501
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class F
Shares sold	82,082	$1,478,929	249,301	$4,296,112
Reinvestment of distributions	—	—	124,667	2,214,092
Shares redeemed	(322,631)	(5,819,703)	(520,288)	(9,139,259)
Net decrease	(240,549)	($4,340,774)	(146,320)	($2,629,055)
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC. (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes,

18 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe and Lipper benchmark index for the one-year period ended September 30, 2017 and outperformed the median of its performance universe and Lipper benchmark index for the three-year period ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Volatility Managed Moderate Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP Volatility Managed Moderate Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

20 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24234 6.30.2018

Calvert VP Volatility Managed Moderate Growth Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
17	Board of Directors' Contract Approval
20	Officers and Directors
21	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Blake Graves, CFA, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	-1.16%	5.92%	6.36%	5.42%

S&P 500 Daily Risk Control 10% Index	—	—	3.32%	19.59%	10.71%	10.47%
Moderate Growth Portfolio Custom Blended Benchmark	—	—	0.74	7.78	8.13	7.51

% Total Annual Operating Expense Ratios[3]						Class F
Gross						1.00%
Net						0.92

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	64.6%
Fixed-Income Funds	31.7%
Time Deposit	3.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 10% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 10%. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Moderate Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$988.40	$4.09**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.7%
Equity Exchange-Traded Funds - 64.2%
Financial Select Sector SPDR Fund	62,000	1,648,580
Health Care Select Sector SPDR Fund	19,500	1,627,470
iShares Core S&P Mid-Cap ETF	27,000	5,259,060
iShares Russell 2000 ETF (1)	27,000	4,421,790
iShares S&P 500 Growth ETF	37,500	6,097,875
iShares S&P 500 Value ETF	49,000	5,396,370
iShares S&P Mid-Cap 400 Value ETF (1)	6,000	972,180
Technology Select Sector SPDR Fund	24,000	1,667,280
Vanguard FTSE Developed Markets ETF	258,500	11,089,650
Vanguard FTSE Emerging Markets ETF	28,000	1,181,600
Vanguard REIT ETF (1)	35,000	2,850,750
Vanguard S&P 500 ETF	66,000	16,467,660
		58,680,265

Fixed-Income Exchange-Traded Funds - 31.5%
iShares Core U.S. Aggregate Bond ETF	176,000	18,712,320
Vanguard Total Bond Market ETF	127,000	10,057,130
		28,769,450

Total Exchange-Traded Funds (Cost $77,477,010)		87,449,715

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	3,382,225	3,382,225

Total Time Deposit (Cost $3,382,225)		3,382,225

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio	3,306,250	3,306,250

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,306,250)		3,306,250

TOTAL INVESTMENTS (Cost $84,165,485) - 103.0%		94,138,190
Other assets and liabilities, net - (3.0%)		(2,754,690)
NET ASSETS - 100.0%		91,383,500

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NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $7,621,093.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	12	Sep-18	$988,500	($16,659)
E-mini S&P 500 Index	21	Sep-18	2,857,680	(57,083)
E-mini S&P MidCap 400 Index	3	Sep-18	586,830	(11,657)
MSCI EAFE Index	13	Sep-18	1,271,010	(38,880)
Total Long				($124,279)

See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $84,165,485) - including $7,621,093 of securities on loan	$94,138,190
Receivable for variation margin on open futures contracts	8,838
Receivable for investments sold	220,357
Dividends and interest receivable	157,728
Securities lending income receivable	3,003
Receivable from affiliate	10,029
Deposits at broker for futures contracts	236,400
Directors' deferred compensation plan	14,602
Other assets	1,020
Total assets	94,790,167

LIABILITIES
Payable for capital shares redeemed	6,231
Deposits for securities loaned	3,306,250
Payable to affiliates:
Investment advisory fee	31,793
Administrative fee	9,084
Distribution and service fees	18,924
Directors' deferred compensation plan	14,602
Accrued expenses	19,783
Total liabilities	3,406,667
NET ASSETS	$91,383,500

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$78,387,477
Accumulated undistributed net investment income	1,680,056
Accumulated undistributed net realized gain	1,467,541
Net unrealized appreciation	9,848,426
Total	$91,383,500

NET ASSET VALUE PER SHARE
Class F (based on net assets of $91,383,500 and 4,893,379 shares outstanding)	$18.67
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income	$923,653
Interest income	5,751
Securities lending income, net	13,372
Total investment income	942,776

EXPENSES
Investment advisory fee	194,363
Administrative fee	55,532
Distribution and service fees	115,693
Directors' fees and expenses	2,474
Custodian fees	13,252
Transfer agency fees and expenses	847
Accounting fees	9,890
Professional fees	11,366
Reports to shareholders	5,407
Miscellaneous	4,587
Total expenses	413,411
Waiver and/or reimbursement of expenses by affiliate	(26,161)
Reimbursement of expenses-other	(917)
Net expenses	386,333
Net investment income	556,443

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,386,964
Futures contracts	(1,105,844)
Capital gains distributions received	2,414
283,534

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,781,783)
Futures contracts	(197,579)
(1,979,362)

Net realized and unrealized loss	(1,695,828)

Net decrease in net assets resulting from operations	($1,139,385)
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$556,443	$1,127,020
Net realized gain	283,534	1,912,477
Net change in unrealized appreciation (depreciation)	(1,979,362)	8,839,959
Net increase (decrease) in net assets resulting from operations	(1,139,385)	11,879,456

Distributions to shareholders from:
Net investment income	—	(1,050,959)
Total distributions to shareholders	—	(1,050,959)

Net increase (decrease) in net assets from capital share transactions	(2,166,069)	2,001,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,305,454)	12,829,695

NET ASSETS
Beginning of period	94,688,954	81,859,259
End of period (including accumulated undistributed net investment income of $1,680,056 and $1,123,613, respectively)	$91,383,500	$94,688,954
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,				Period Ended December 31,
CLASS F SHARES			2017	2016	2015	2014	2013 (1)
Net asset value, beginning	$18.90		$16.69	$15.65	$16.20	$15.47	$15.00
Income from investment operations:
Net investment income (2)	0.11		0.23	0.24	0.24	0.26	0.20
Net realized and unrealized gain (loss)	(0.34)		2.19	0.82	(0.61)	0.82	0.39
Total from investment operations	(0.23)		2.42	1.06	(0.37)	1.08	0.59
Distributions from:
Net investment income	—		(0.21)	(0.02)	(0.16)	(0.17)	(0.12)
Net realized gain	—		—	—	(0.02)	(0.18)	—
Total distributions	—		(0.21)	(0.02)	(0.18)	(0.35)	(0.12)
Total increase (decrease) in net asset value	(0.23)		2.21	1.04	(0.55)	0.73	0.47
Net asset value, ending	$18.67		$18.90	$16.69	$15.65	$16.20	$15.47
Total return (3)	(1.16%)	(4)	14.55%	6.78%	(2.29%)	6.99%	3.94%	(4)
Ratios to average net assets: (5)(6)
Total expenses	0.89%	(7)	0.91%	0.94%	0.90%	1.06%	1.41%	(7)
Net expenses	0.83%	(7)	0.83%	0.83%	0.83%	0.83%	0.83%	(7)
Net investment income	1.20%	(7)	1.29%	1.49%	1.48%	1.64%	2.06%	(7)
Portfolio turnover	8%	(4)	8%	6%	16%	46%	6%	(4)
Net assets, ending (in thousands)	$91,384		$94,689	$81,859	$64,310	$35,428	$13,659

(1) From April 30, 2013 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Amounts do not include the expenses of the Underlying Funds.
(7) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Short-Term Securities. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might

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reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$87,449,715	$—	$—	$87,449,715
Time Deposit	—	3,382,225	—	3,382,225
Short Term Investment of Cash Collateral for Securities Loaned	3,306,250	—	—	3,306,250
Total Investments	$90,755,965	$3,382,225	$—	$94,138,190

Liabilities
Futures Contracts(1)	$(124,279)	$—	$—	$(124,279)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $194,363.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $20,233.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2018, CRM was paid administrative fees of $55,532 of which $5,928 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $115,693 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $42 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of

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CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $917, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,438,255 and $9,097,731, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$84,177,168
Gross unrealized appreciation	$10,880,755
Gross unrealized depreciation	(1,044,012)
Net unrealized appreciation (depreciation)	$9,836,743
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($124,279)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($1,105,844)	($197,579)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2018 was approximately $5,029,000 and $700,000, respectively.

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NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $7,621,093 and the total value of collateral received was $7,776,843, comprised of cash of $3,306,250 and U.S. Government and/or agencies securities of $4,470,593.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$7,776,843	$—	$—	$—	$7,776,843
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class F
Shares sold	198,527	$3,742,544	359,019	$6,446,048
Reinvestment of distributions	—	—	57,211	1,050,959
Shares redeemed	(315,344)	(5,908,613)	(309,493)	(5,495,809)
Net increase (decrease)	(116,817)	$(2,166,069)	106,737	$2,001,198
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC. (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes,

18 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe and Lipper benchmark index for the one- and three-year periods ended September 30, 2017. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Volatility Managed Moderate Growth Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP Volatility Managed Moderate Growth Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

20 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24236 6.30.2018

Calvert VP Volatility Managed Growth Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
17	Board of Directors’ Contract Approval
20	Officers and Directors
21	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenck, CFA, FRM and Blake Graves, CFA, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	-1.45%	6.97%	6.33	5.54%

S&P 500 Daily Risk Control 12% Index	—	—	2.57%	19.73%	11.98%	11.71%
Growth Portfolio Custom Blended Benchmark	—	—	1.26	9.74	9.51	8.91

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.97%
Net						0.93

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	80.1%
Fixed-Income Funds	15.9%
Time Deposit	4.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures
1 S&P 500 Daily Risk Control 12% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 12%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$985.50	$4.09**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.4%
Equity Exchange-Traded Funds - 79.6%
Financial Select Sector SPDR Fund	129,500	3,443,405
Health Care Select Sector SPDR Fund (1)	38,000	3,171,480
iShares Core S&P Mid-Cap ETF	61,000	11,881,580
iShares Russell 2000 ETF (1)	57,000	9,334,890
iShares S&P 500 Growth ETF	88,500	14,390,985
iShares S&P 500 Value ETF	120,000	13,215,600
iShares S&P Mid-Cap 400 Value ETF (1)	10,000	1,620,300
Technology Select Sector SPDR Fund	51,000	3,542,970
Vanguard FTSE Developed Markets ETF	549,500	23,573,550
Vanguard FTSE Emerging Markets ETF	53,000	2,236,600
Vanguard REIT ETF (1)	82,000	6,678,900
Vanguard S&P 500 ETF	136,000	33,933,360
		127,023,620

Fixed-Income Exchange-Traded Funds - 15.8%
iShares Core U.S. Aggregate Bond ETF	237,000	25,197,840

Total Exchange-Traded Funds (Cost $128,652,821)		152,221,460

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	6,406,552	6,406,552

Total Time Deposit (Cost $6,406,552)		6,406,552

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio	7,274,118	7,274,118

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,274,118)		7,274,118

TOTAL INVESTMENTS (Cost $142,333,491) - 104.0%		165,902,130
Other assets and liabilities, net - (4.0%)		(6,399,157)
NET ASSETS - 100.0%		159,502,973

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $12,703,941.

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FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	21	Sep-18	$1,729,875	($29,153)
E-mini S&P 500 Index	40	Sep-18	5,443,200	(108,730)
E-mini S&P MidCap 400 Index	6	Sep-18	1,173,660	(23,315)
MSCI EAFE Index	23	Sep-18	2,248,710	(68,787)
Total Long				($229,985)

See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $142,333,491) - including $12,703,941 of securities on loan	$165,902,130
Receivable for variation margin on open futures contracts	16,191
Receivable for investments sold	220,357
Dividends and interest receivable	345,437
Securities lending income receivable	4,634
Receivable from affiliate	16,079
Deposits at broker for futures contracts	438,650
Directors' deferred compensation plan	24,452
Other assets	1,687
Total assets	166,969,617

LIABILITIES
Payable for capital shares redeemed	44,560
Deposits for securities loaned	7,274,118
Payable to affiliates:
Investment advisory fee	55,570
Administrative fee	15,877
Distribution and service fees	33,077
Directors' deferred compensation plan	24,452
Accrued expenses	18,990
Total liabilities	7,466,644
NET ASSETS	$159,502,973

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$136,958,640
Accumulated undistributed net investment income	2,719,211
Accumulated net realized loss	(3,513,532)
Net unrealized appreciation	23,338,654
Total	$159,502,973

NET ASSET VALUE PER SHARE
Class F (based on net assets of $159,502,973 and 8,381,912 shares outstanding)	$19.03
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,560,902
Interest income	10,927
Securities lending income, net	22,507
Total investment income	1,594,336

EXPENSES
Investment advisory fee	330,808
Administrative fee	94,517
Distribution and service fees	196,909
Directors' fees and expenses	4,261
Custodian fees	23,450
Transfer agency fees and expenses	826
Accounting fees	17,622
Professional fees	12,783
Reports to shareholders	1,396
Miscellaneous	6,540
Total expenses	689,112
Waiver and/or reimbursement of expenses by affiliate	(31,753)
Reimbursement of expenses-other	(1,599)
Net expenses	655,760
Net investment income	938,576

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,240,195
Futures contracts	(3,023,059)
(1,782,864)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,198,587)
Futures contracts	(342,138)
(1,540,725)

Net realized and unrealized loss	(3,323,589)

Net decrease in net assets resulting from operations	($2,385,013)
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$938,576	$1,785,877
Net realized gain (loss)	(1,782,864)	2,725,390
Net change in unrealized appreciation (depreciation)	(1,540,725)	17,832,624
Net increase (decrease) in net assets resulting from operations	(2,385,013)	22,343,891

Distributions to shareholders from:
Net investment income	—	(1,685,691)
Total distributions to shareholders	—	(1,685,691)

Net increase in net assets from capital share transactions	5,609,160	7,160,810

TOTAL INCREASE IN NET ASSETS	3,224,147	27,819,010

NET ASSETS
Beginning of period	156,278,826	128,459,816
End of period (including accumulated undistributed net investment income of $2,719,211 and $1,780,635, respectively)	$159,502,973	$156,278,826
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2017	2016	2015		2014	2013 (1)
Net asset value, beginning	$19.31		$16.70	$15.82	$16.60		$15.88	$15.00
Income from investment operations:
Net investment income (2)	0.11		0.23	0.24	0.23		0.26	0.21
Net realized and unrealized gain (loss)	(0.39)		2.59	0.64	(0.82)		0.63	0.78
Total from investment operations	(0.28)		2.82	0.88	(0.59)		0.89	0.99
Distributions from:
Net investment income	—		(0.21)	—	(0.19)		(0.17)	(0.11)
Net realized gain	—		—	—	—	(3)	—	—
Total distributions	—		(0.21)	—	(0.19)		(0.17)	(0.11)
Total increase (decrease) in net asset value	(0.28)		2.61	0.88	(0.78)		0.72	0.88
Net asset value, ending	$19.03		$19.31	$16.70	$15.82		$16.60	$15.88
Total return (4)	(1.45%)	(5)	16.92%	5.56%	(3.51%)		5.61%	6.59%	(5)
Ratios to average net assets: (6)(7)
Total expenses	0.87%	(8)	0.87%	0.90%	0.86%		0.94%	1.25%	(8)
Net expenses	0.83%	(8)	0.83%	0.83%	0.83%		0.83%	0.83%	(8)
Net investment income	1.19%	(8)	1.25%	1.48%	1.37%		1.57%	2.12%	(8)
Portfolio turnover	6%	(5)	7%	10%	17%		30%	1%	(5)
Net assets, ending (in thousands)	$159,503		$156,279	$128,460	$113,084		$82,389	$25,709

(1) From April 30, 2013 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $(0.005).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Amounts do not include the expenses of the Underlying Funds.
(8) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Short-Term Securities. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might

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reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$152,221,460	$—	$—	$152,221,460
Time Deposit	—	6,406,552	—	6,406,552
Short Term Investment of Cash Collateral for Securities Loaned	7,274,118	—	—	7,274,118
Total Investments	$159,495,578	$6,406,552	$—	$165,902,130

Liabilities
Futures Contracts(1)	$(229,985)	$—	$—	$(229,985)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $330,808.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $21,762.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2018, CRM was paid administrative fees of $94,517 of which $9,991 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $196,909 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $21 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of

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CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,599, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, no expenses were incurred under the Servicing Plan.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $13,096,214 and $9,262,852, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$142,330,090
Gross unrealized appreciation	$24,298,672
Gross unrealized depreciation	(956,617)
Net unrealized appreciation (depreciation)	$23,342,055
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($229,985)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($3,023,059)	($342,138)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2018 was approximately $7,281,000 and $4,524,000, respectively.

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NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $12,703,941 and the total value of collateral received was $12,958,581, comprised of cash of $7,274,118 and U.S. Government and/or agencies securities of $5,684,463.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$12,958,581	$—	$—	$—	$12,958,581
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class F
Shares sold	474,279	$9,186,460	792,414	$14,174,365
Reinvestment of distributions	—	—	90,337	1,685,691
Shares redeemed	(186,772)	(3,577,300)	(482,385)	(8,699,246)
Net increase	287,507	$5,609,160	400,366	$7,160,810
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC. (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes,

18 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2017. This performance data indicated that the Fund outperformed the median of its performance universe and Lipper benchmark index for the one-year period ended September 30, 2017 and underperformed the median of its performance universe and Lipper benchmark index for the three-year period ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Volatility Managed Growth Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP Volatility Managed Growth Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

20 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Advisers Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505 Milliman Financial Risk Management LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24238 6.30.2018

Calvert VP Nasdaq 100 Index Portfolio
Semiannual Report June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
21	Board of Directors' Contract Approval
24	Officers and Directors
25	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	10.40%	25.42%	20.11%	14.94%
Class F at NAV	10/30/2015	04/27/2000	10.25	25.08	19.94	14.85

NASDAQ-100 Index	—	—	10.65%	26.01%	20.79%	15.61%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.60%	1.01%
Net					0.48	0.73

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	59.1%	Apple, Inc.	11.1%
Consumer Discretionary	22.4%	Amazon.com, Inc.	10.1%
Health Care	9.0%	Microsoft Corp.	9.2%
Consumer Staples	3.9%	Facebook, Inc., Class A	5.7%
Industrials	1.9%	Alphabet, Inc., Class C	4.7%
Exchange-Traded Funds	1.5%	Alphabet, Inc., Class A	4.1%
Time Deposit	1.2%	Intel Corp.	2.8%
Telecommunication Services	0.8%	Cisco Systems, Inc.	2.5%
U.S. Treasury Obligations	0.2%	Netflix, Inc.	2.1%
Total	100.0%	Comcast Corp., Class A	1.8%
		Total	54.1%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
NASDAQ-100 Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,104.00	$2.50**	0.48%
Class F	$1,000.00	$1,102.50	$3.81**	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41**	0.48%
Class F	$1,000.00	$1,021.17	$3.66**	0.73%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. Expenses shown do not include insurance-related charges.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Airlines - 0.2%
American Airlines Group, Inc. (1)	8,406	319,092

Automobiles - 0.7%
Tesla, Inc. (1)(2)	3,049	1,045,655

Beverages - 0.4%
Monster Beverage Corp. (2)	10,172	582,856

Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (2)	3,981	494,241
Amgen, Inc.	11,882	2,193,298
Biogen, Inc. (2)	3,800	1,102,912
BioMarin Pharmaceutical, Inc. (1)(2)	3,126	294,469
Celgene Corp. (2)	13,015	1,033,651
Gilead Sciences, Inc.	23,348	1,653,972
Incyte Corp. (1)(2)	3,784	253,528
Regeneron Pharmaceuticals, Inc. (2)	1,887	650,996
Shire plc ADR	1,258	212,351
Vertex Pharmaceuticals, Inc. (2)	4,560	775,018
		8,664,436

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,913	354,039

Communications Equipment - 2.5%
Cisco Systems, Inc.	84,446	3,633,711

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	7,887	1,648,225
Walgreens Boots Alliance, Inc.	17,757	1,065,687
		2,713,912

Food Products - 1.7%
Kraft Heinz Co. (The) (1)	21,814	1,370,355
Mondelez International, Inc., Class A	26,487	1,085,967
		2,456,322

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (2)	1,435	490,971
DENTSPLY SIRONA, Inc.	4,134	180,945
Hologic, Inc. (2)	4,987	198,233

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IDEXX Laboratories, Inc. (2)	1,583	344,999
Intuitive Surgical, Inc. (2)	2,034	973,229
		2,188,377

Health Care Providers & Services - 0.7%
Express Scripts Holding Co. (2)	10,086	778,740
Henry Schein, Inc. (1)(2)	2,760	200,486
		979,226

Health Care Technology - 0.2%
Cerner Corp. (2)	5,929	354,495

Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc., Class A	6,345	803,277
Starbucks Corp.	24,780	1,210,503
Wynn Resorts Ltd.	1,950	326,313
		2,340,093

Internet & Direct Marketing Retail - 14.3%
Amazon.com, Inc. (2)	8,713	14,810,357
Booking Holdings, Inc. (2)	867	1,757,487
Ctrip.com International Ltd. ADR (2)	8,366	398,473
Expedia Group, Inc.	2,505	301,076
JD.com, Inc. ADR (1)(2)	16,564	645,168
Netflix, Inc. (2)	7,794	3,050,805
Qurate Retail, Inc., Class A (2)	7,941	168,508
		21,131,874

Internet Software & Services - 16.2%
Alphabet, Inc., Class A (2)	5,361	6,053,588
Alphabet, Inc., Class C (2)	6,266	6,990,663
Baidu, Inc. ADR (2)	5,033	1,223,019
eBay, Inc. (2)	17,848	647,168
Facebook, Inc., Class A (2)	43,070	8,369,362
MercadoLibre, Inc. (1)	791	236,454
NetEase, Inc. ADR	1,371	346,411
		23,866,665

IT Services - 3.2%
Automatic Data Processing, Inc.	7,910	1,061,047
Cognizant Technology Solutions Corp., Class A	10,552	833,502
Fiserv, Inc. (2)	7,352	544,710
Paychex, Inc.	6,474	442,498
PayPal Holdings, Inc. (2)	21,321	1,775,400
		4,657,157

6 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.1%
Hasbro, Inc.	2,237	206,497

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (2)	2,633	735,371

Machinery - 0.3%
PACCAR, Inc.	6,295	390,038

Media - 4.5%
Charter Communications, Inc., Class A (2)	4,264	1,250,247
Comcast Corp., Class A	82,459	2,705,480
DISH Network Corp., Class A (2)	4,080	137,129
Liberty Global plc, Class A (2)	4,044	111,372
Liberty Global plc, Class C (2)	10,389	276,451
Sirius XM Holdings, Inc. (1)	80,676	546,176
Twenty-First Century Fox, Inc., Class A	18,923	940,284
Twenty-First Century Fox, Inc., Class B	14,339	706,483
		6,673,622

Multiline Retail - 0.3%
Dollar Tree, Inc. (2)	4,232	359,720

Pharmaceuticals - 0.2%
Mylan NV (2)	9,256	334,512

Professional Services - 0.2%
Verisk Analytics, Inc. (2)	2,962	318,830

Road & Rail - 0.8%
CSX Corp.	15,718	1,002,494
JB Hunt Transport Services, Inc.	1,962	238,481
		1,240,975

Semiconductors & Semiconductor Equipment - 11.4%
Analog Devices, Inc.	6,642	637,101
Applied Materials, Inc.	18,101	836,085
ASML Holding NV	1,327	262,706
Broadcom, Inc.	7,373	1,788,985
Intel Corp.	83,676	4,159,534
KLA-Tencor Corp.	2,802	287,289
Lam Research Corp.	2,927	505,932
Maxim Integrated Products, Inc.	5,018	294,356
Microchip Technology, Inc.	4,173	379,534
Micron Technology, Inc. (2)	20,768	1,089,074

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NVIDIA Corp.	10,899	2,581,973
QUALCOMM, Inc.	26,588	1,492,119
Skyworks Solutions, Inc.	3,306	319,525
Texas Instruments, Inc.	17,578	1,937,974
Xilinx, Inc.	4,577	298,695
		16,870,882

Software - 14.3%
Activision Blizzard, Inc.	13,625	1,039,860
Adobe Systems, Inc. (2)	8,848	2,157,231
Autodesk, Inc. (2)	3,964	519,641
CA, Inc.	7,523	268,195
Cadence Design Systems, Inc. (2)	5,063	219,278
Check Point Software Technologies Ltd. (2)	2,856	278,974
Citrix Systems, Inc. (2)	2,445	256,334
Electronic Arts, Inc. (2)	5,543	781,674
Intuit, Inc.	4,595	938,781
Microsoft Corp.	137,962	13,604,433
Symantec Corp.	11,020	227,563
Synopsys, Inc. (2)	2,694	230,526
Take-Two Interactive Software, Inc. (2)	2,045	242,046
Workday, Inc., Class A (2)	2,625	317,940
		21,082,476

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (2)	1,471	402,422
Ross Stores, Inc.	6,799	576,215
Ulta Beauty, Inc. (2)	1,105	257,973
		1,236,610

Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	88,258	16,337,438
Seagate Technology plc	5,116	288,901
Western Digital Corp.	5,344	413,679
		17,040,018

Trading Companies & Distributors - 0.2%
Fastenal Co. (1)	5,202	250,372

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (2)	15,206	908,558
Vodafone Group plc ADR	8,531	207,389
		1,115,947

Total Common Stocks (Cost $52,377,921)		143,143,780

8 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 1.5%
Invesco QQQTM Trust, Series 1	13,000	2,231,450

Total Exchange-Traded Funds (Cost $1,403,987)		2,231,450

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 1.80%, 10/11/18 (3)	300,000	298,380

Total U.S. Treasury Obligations (Cost $298,470)		298,380

TIME DEPOSIT - 1.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	1,850,214	1,850,214

Total Time Deposit (Cost $1,850,214)		1,850,214

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio	1,636,509	1,636,509

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,636,509)		1,636,509

TOTAL INVESTMENTS (Cost $57,567,101) - 101.2%		149,160,333
Other assets and liabilities, net - (1.2%)		(1,717,313)
NET ASSETS - 100.0%		147,443,020

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $5,109,674.
(2) Non-income producing security.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	15	Sep-18	$2,120,025	($40,015)

See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $57,567,101) - including $5,109,674 of securities on loan	$149,160,333
Receivable for variation margin on open futures contracts	3,645
Receivable for capital shares sold	8,991
Dividends and interest receivable	32,969
Securities lending income receivable	2,845
Receivable from affiliate	13,968
Directors' deferred compensation plan	21,936
Other assets	1,493
Total assets	149,246,180

LIABILITIES
Payable for capital shares redeemed	37,329
Deposits for securities loaned	1,636,509
Payable to affiliates:
Investment advisory fee	36,998
Administrative fee	14,799
Distribution and service fees	418
Directors' deferred compensation plan	21,936
Accrued expenses	55,171
Total liabilities	1,803,160
NET ASSETS	$147,443,020

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(10,000,000 shares per class of $0.10 par value authorized)	$51,073,097
Accumulated undistributed net investment income	1,222,845
Accumulated undistributed net realized gain	3,593,861
Net unrealized appreciation	91,553,217
Total	$147,443,020

NET ASSET VALUE PER SHARE
Class I (based on net assets of $145,442,865 and 2,008,416 shares outstanding)	$72.42
Class F (based on net assets of $2,000,155 and 27,833 shares outstanding)	$71.86
See notes to financial statements.

10 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $336)	$737,784
Interest income	3,804
Securities lending income, net	12,712
Total investment income	754,300

EXPENSES
Investment advisory fee	213,526
Administrative fee	85,410
Distribution and service fees:
Class F	2,519
Directors' fees and expenses	3,830
Custodian fees	8,544
Transfer agency fees and expenses	35,514
Accounting fees	18,478
Professional fees	14,928
Reports to shareholders	11,905
Miscellaneous	27,462
Total expenses	422,116
Waiver and/or reimbursement of expenses by affiliate	(71,254)
Reimbursement of expenses-other	(1,483)
Net expenses	349,379
Net investment income	404,921

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,012,950
Futures contracts	173,870
1,186,820

Net change in unrealized appreciation (depreciation) on:
Investment securities	12,475,505
Futures contracts	(45,295)
12,430,210

Net realized and unrealized gain	13,617,030

Net increase in net assets resulting from operations	$14,021,951
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$404,921	$822,350
Net realized gain	1,186,820	2,356,970
Net change in unrealized appreciation (depreciation)	12,430,210	30,434,400
Net increase in net assets resulting from operations	14,021,951	33,613,720

Distributions to shareholders from:
Net investment income:
Class I shares	—	(595,014)
Class F shares	—	(8,640)
Net realized gain:
Class I shares	—	(1,158,022)
Class F shares	—	(16,815)
Total distributions to shareholders	—	(1,778,491)

Capital share transactions:
Class I shares	(1,854,293)	(2,454,766)
Class F shares	(139,189)	497,315
Net decrease in net assets from capital share transactions	(1,993,482)	(1,957,451)

TOTAL INCREASE IN NET ASSETS	12,028,469	29,877,778

NET ASSETS
Beginning of period	135,414,551	105,536,773
End of period (including accumulated undistributed net investment income of $1,222,845 and $817,924, respectively)	$147,443,020	$135,414,551
See notes to financial statements.

12 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2017 (1)	2016 (1)	2015 (1)	2014	2013
Net asset value, beginning	$65.60		$50.26	$48.91	$45.59	$42.98	$32.57
Income from investment operations:
Net investment income	0.20		0.40	0.34	0.29	0.53	0.32
Net realized and unrealized gain	6.62		15.82	2.91	3.87	7.55	11.39
Total from investment operations	6.82		16.22	3.25	4.16	8.08	11.71
Distributions from:
Net investment income	—		(0.30)	(0.26)	(0.03)	(0.57)	(0.32)
Net realized gain	—		(0.58)	(1.64)	(0.81)	(4.90)	(0.98)
Total distributions	—		(0.88)	(1.90)	(0.84)	(5.47)	(1.30)
Total increase in net asset value	6.82		15.34	1.35	3.32	2.61	10.41
Net asset value, ending	$72.42		$65.60	$50.26	$48.91	$45.59	$42.98
Total return (2)	10.40%	(3)	32.35%	6.59%	9.07%	18.66%	36.05%
Ratios to average net assets: (4)
Total expenses	0.59%	(5)	0.60%	0.66%	0.62%	0.63%	0.61%
Net expenses	0.48%	(5)	0.48%	0.64%	0.62%	0.63%	0.61%
Net investment income	0.57%	(5)	0.67%	0.69%	0.61%	1.07%	0.80%
Portfolio turnover	—%	(3)(6)	3%	5%	8%	11%	13%
Net assets, ending (in thousands)	$145,443		$133,473	$104,449	$93,676	$82,697	$80,774

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) Amount is less than 1%.
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
CLASS F SHARES			2017	2016	2015 (1)
Net asset value, beginning	$65.18		$50.07	$48.91	$50.24
Income from investment operations:
Net investment income (2)	0.11		0.23	0.18	0.06
Net realized and unrealized gain (loss)	6.57		15.76	2.93	(0.58)
Total from investment operations	6.68		15.99	3.11	(0.52)
Distributions from:
Net investment income	—		(0.30)	(0.31)	—
Net realized gain	—		(0.58)	(1.64)	(0.81)
Total distributions	—		(0.88)	(1.95)	(0.81)
Total increase (decrease) in net asset value	6.68		15.11	1.16	(1.33)
Net asset value, ending	$71.86		$65.18	$50.07	$48.91
Total return (3)	10.25%	(4)	32.01%	6.30%	(1.07%)	(4)
Ratios to average net assets: (5)
Total expenses	0.83%	(6)	1.01%	1.48%	0.87%	(6)
Net expenses	0.73%	(6)	0.73%	0.94%	0.87%	(6)
Net investment income	0.33%	(6)	0.39%	0.36%	0.71%	(6)
Portfolio turnover	—%	(4)(7)	3%	5%	8%	(4)
Net assets, ending (in thousands)	$2,000		$1,942	$1,088	$99

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) Amount is less than 1%.
See notes to financial statements.

14 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Short-Term Securities. Short-term securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$143,143,780	(1)	$—	$—	$143,143,780
Exchange-Traded Funds	2,231,450		—	—	2,231,450
U.S. Treasury Obligations	—		298,380	—	298,380
Time Deposit	—		1,850,214	—	1,850,214
Short Term Investment of Cash Collateral for Securities Loaned	1,636,509		—	—	1,636,509
Total Investments	$147,011,739		$2,148,594	$—	$149,160,333

Liabilities
Futures Contracts(2)	$(40,015)		$—	$—	$(40,015)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.

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D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $213,526.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.73% for Class F and 0.48% for Class I of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $62,234.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2018, CRM was paid administrative fees of $85,410 of which $9,020 were waived.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a

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distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $2,519 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $64 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund's allocated portion of such expense and reimbursement was $1,483, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — SHAREHOLDER SERVICING PLAN
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2018, expenses incurred under the Servicing Plan amounted to $33,456 and are included in transfer agency fees and expenses on the Statement of Operations.
NOTE 4 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $479,472 and $2,573,060, respectively.
NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$57,527,474
Gross unrealized appreciation	$93,324,025
Gross unrealized depreciation	(1,731,181)
Net unrealized appreciation (depreciation)	$91,592,844
NOTE 6 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

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At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($40,015)	*
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$173,870	($45,295)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2018 was approximately $1,445,000.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan was $5,109,674 and the total value of collateral received was $5,230,656, comprised of cash of $1,636,509 and U.S. Government and/or agencies securities collateral of $3,594,147.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,230,656	$—	$—	$—	$5,230,656
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on

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the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	106,830	$7,466,853	204,747	$12,174,860
Reinvestment of distributions	—	—	28,197	1,753,036
Shares redeemed	(133,162)	(9,321,146)	(276,201)	(16,382,662)
Net decrease	(26,332)	($1,854,293)	(43,257)	($2,454,766)

Class F
Shares sold	315	$21,669	14,305	$825,595
Reinvestment of distributions	—	—	412	25,455
Shares redeemed	(2,277)	(160,858)	(6,642)	(353,735)
Net increase (decrease)	(1,962)	($139,189)	8,075	$497,315
At June 30, 2018, separate accounts of an insurance company that is an affiliate of AIP owned 52.1% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 33.4%.

20 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

22 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund outperformed the median of its performance universe and Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Nasdaq 100 Index Portfolio

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert VP Nasdaq 100 Index Portfolio

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

24 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Sub-Adviser Ameritas Investment Partners, Inc. 5945 R Street Lincoln, NE 68505	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24230 6.30.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 21, 2018